      AIM HIGH YIELD FUND
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM High Yield Fund seeks to achieve a high level of current income.

                                                     AIM--Registered Trademark--
PROSPECTUS
NOVEMBER 28, 2001

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                              2
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                            A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-4

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The fund will attempt to achieve its objective by investing primarily in publicly traded non-investment grade securities. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet this objective by investing at least 65% of the value of its assets in lower-quality debt securities, i.e., "junk bonds." The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund will invest at least 80% of its total assets in debt securities, including convertible debt securities and/or cash or cash equivalents. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................   42.50%
1992....................................   18.34%
1993....................................   18.40%
1994....................................   -1.68%
1995....................................   16.86%
1996....................................   15.44%
1997....................................   12.52%
1998....................................   -5.10%
1999....................................    2.08%
2000....................................  -23.81%

  The Class A shares' year-to-date total return as of September 30, 2001 was -8.36%.

  During the periods shown in the bar chart, the highest quarterly return was 14.35% (quarter ended March 31, 1991) and the lowest quarterly return was -13.88% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
(for the periods ended                                           SINCE     INCEPTION
December 31, 2000)               1 YEAR   5 YEARS   10 YEARS   INCEPTION        DATE
--------------------------------------------------------------------------------------
Class A                          -27.41%   -1.80%      7.68%      8.44%     07/11/78
Class B                          -27.83%   -1.82%        --       1.13%     09/01/93
Class C                          -25.07%      --         --      -7.95%     08/04/97
Lehman Bros. High Yield
  Index(1)                        -5.86%    4.28%     11.16%      9.84%(2) 06/30/83(2)
--------------------------------------------------------------------------------------

(1) The Lehman Bros. High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100mm, and at least one year to maturity.
(2) The average annual total return given is since the earliest date the index became available.

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)       CLASS A   CLASS B   CLASS C
------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)         4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
  is less)             None(1)   5.00%      1.00%
------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees          0.50%     0.50%     0.50%

Distribution and/or
Service (12b-1) Fees     0.25      1.00      1.00

Other Expenses           0.24      0.25      0.25

Total Annual Fund
Operating Expenses       0.99      1.75      1.75
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $571     $775     $  996     $1,630
Class B            678      851      1,149      1,862
Class C            278      551        949      2,062
------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $571     $775      $996      $1,630
Class B            178      551       949       1,862
Class C            178      551       949       2,062
------------------------------------------------------


                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2001, the advisor received compensation of 0.50% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM High Yield Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares any dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                                CLASS A
                                            --------------------------------------------------------------------------------
                                                          JANUARY 1,
                                            YEAR ENDED     THROUGH                    YEAR ENDED DECEMBER 31,
                                             JULY 31,      JULY 31,     ----------------------------------------------------
                                               2001          2000          1999          1998          1997          1996
                                            ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period        $    7.00     $     8.07    $     8.77    $    10.16    $     9.88    $     9.43
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.68           0.47          0.85          0.92          0.90          0.92
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (2.03)         (1.03)        (0.66)        (1.40)         0.28          0.46
============================================================================================================================
    Total from investment operations            (1.35)         (0.56)         0.19         (0.48)         1.18          1.38
============================================================================================================================
Less distributions:
  Dividends from net investment income          (0.69)         (0.49)        (0.87)        (0.91)        (0.90)        (0.93)
----------------------------------------------------------------------------------------------------------------------------
  Returns of capital                            (0.03)         (0.02)        (0.02)           --            --            --
----------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                           (0.01)            --            --            --            --            --
============================================================================================================================
    Total distributions                         (0.73)         (0.51)        (0.89)        (0.91)        (0.90)        (0.93)
============================================================================================================================
Net asset value, end of period              $    4.92     $     7.00    $     8.07    $     8.77    $    10.16    $     9.88
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                (19.98)%        (7.12)%        2.21%        (5.10)%       12.52%        15.44%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $ 683,845     $1,056,453    $1,364,502    $1,670,863    $1,786,352    $1,272,974
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets          0.99%(b)       0.93%(c)       0.92%        0.85%         0.90%         0.97%
============================================================================================================================
Ratio of net investment income to average
  net assets                                    11.98%(b)      10.79%(c)      10.06%        9.45%         9.08%         9.67%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                            55%            23%           79%           76%           80%           77%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $841,506,424.
(c)  Annualized.

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                CLASS B
                                            --------------------------------------------------------------------------------
                                                          JANUARY 1,
                                            YEAR ENDED     THROUGH                    YEAR ENDED DECEMBER 31,
                                             JULY 31,      JULY 31,     ----------------------------------------------------
                                               2001          2000          1999          1998          1997          1996
                                            ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period        $    7.01     $     8.07    $     8.76    $    10.16    $     9.88    $     9.42
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.64           0.44          0.79          0.84          0.83          0.85
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (2.03)         (1.03)        (0.66)        (1.40)         0.28          0.47
============================================================================================================================
    Total from investment operations            (1.39)         (0.59)         0.13         (0.56)         1.11          1.32
============================================================================================================================
Less distributions:
  Dividends from net investment income          (0.65)         (0.45)        (0.80)        (0.84)        (0.83)        (0.86)
----------------------------------------------------------------------------------------------------------------------------
  Returns of capital                            (0.03)         (0.02)        (0.02)           --            --            --
----------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                           (0.01)            --            --            --            --            --
============================================================================================================================
    Total distributions                         (0.69)         (0.47)        (0.82)        (0.84)        (0.83)        (0.86)
============================================================================================================================
Net asset value, end of period              $    4.93     $     7.01    $     8.07    $     8.76    $    10.16    $     9.88
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                (20.60)%        (7.49)%        1.46%        (5.90)%       11.71%        14.68%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $ 756,704     $1,206,737    $1,559,864    $1,820,899    $1,647,801    $1,068,060
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets          1.75%(b)       1.69%(c)       1.68%        1.61%         1.65%         1.68%
============================================================================================================================
Ratio of net investment income to average
  net assets                                    11.22%(b)      10.03%(c)       9.30%        8.69%         8.33%         8.95%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                            55%            23%           79%           76%           80%           77%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $918,500,704.
(c)  Annualized.

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    CLASS C
                                                       ------------------------------------------------------------------
                                                                                                           AUGUST 4, 1997
                                                                                                            (DATE SALES
                                                                     JANUARY 1,         YEAR ENDED           COMMENCED
                                                       YEAR ENDED     THROUGH          DECEMBER 31,           THROUGH
                                                        JULY 31,      JULY 31,     --------------------     DECEMBER 31,
                                                          2001          2000         1999      1998(a)          1997
                                                       ----------    ----------    --------    --------    --------------
Net asset value, beginning of period                    $  6.99       $   8.05     $   8.74    $  10.14       $ 10.04
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.65           0.44         0.78        0.82          0.35
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (2.03)         (1.03)       (0.65)      (1.38)         0.10
=========================================================================================================================
    Total from investment operations                      (1.38)         (0.59)        0.13       (0.56)         0.45
=========================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.65)         (0.45)       (0.80)      (0.84)        (0.35)
-------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                      (0.03)         (0.02)       (0.02)         --            --
-------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income        (0.01)            --           --          --            --
=========================================================================================================================
    Total distributions                                   (0.69)         (0.47)       (0.82)      (0.84)        (0.35)
=========================================================================================================================
Net asset value, end of period                          $  4.92       $   6.99     $   8.05    $   8.74       $ 10.14
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                          (20.52)%        (7.51)%       1.46%      (5.92)%        4.49%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $81,871       $110,297     $129,675    $113,246       $26,177
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                    1.75%(c)       1.69%(d)     1.68%       1.61%         1.68%(d)
=========================================================================================================================
Ratio of net investment income to average net assets      11.22%(c)      10.03%(d)     9.30%       8.69%         8.30%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                      55%            23%          79%         76%           80%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $91,172,092.
(d)  Annualized

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%         5.82%
$ 25,000 but less than $   50,000      5.25          5.54
$ 50,000 but less than $  100,000      4.75          4.99
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      3.00          3.09
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

                                      A-1                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%         4.99%
$ 50,000 but less than $  100,000      4.00          4.17
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      2.50          2.56
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%         1.01%
$100,000 but less than $  250,000      0.75          0.76
$250,000 but less than $1,000,000      0.50          0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.
  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.
  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--11/15                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES
MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 25
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--11/15                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - No CDSC
  shares of    Category III Fund
  Category    -Class A shares of
  III Fund     AIM Tax-Exempt Cash
               Fund
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category     Fund                     months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     -Class A shares of      - 0.25% if shares are
  shares of    Category III Fund        redeemed within 12
  Category    -Class A shares of        months of initial
  III Fund     AIM Tax-Exempt Cash      purchase of Category
               Fund                     III Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--11/15                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--11/15                            A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                            MCF--11/15

                             ---------------------
                              AIM HIGH YIELD FUND
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
---------------------------------------------------------

BY MAIL:                     A I M Fund Services,
                             Inc.
                             P. O. Box 4739
                             Houston, TX 77046-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual re-
                             ports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM High Yield Fund
 SEC 1940 Act file number: 811-5686
------------------------------------

[AIM LOGO APPEARS HERE]     www.aimfunds.com  HYI-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM HIGH YIELD FUND II
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

     AIM High Yield Fund II seeks to achieve a high level of current income.

                                                     AIM--Registered Trademark--
      PROSPECTUS
      NOVEMBER 28, 2001

                                     This prospectus contains important
                                     information about
                                     Class A, B and C shares of the fund.
                                     Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved
                                     these securities or determined whether
                                     the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells
                                     you otherwise is committing a crime.

                                     An investment in the fund:

                                           - is not FDIC insured;

                                           - may lose value; and

                                           - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                              2
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                                 2

Performance Table                                    2
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                        3
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                            A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-4

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.
No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The fund will attempt to achieve its objective by investing primarily in publicly traded non-investment grade debt securities. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing at least 80% of the value of the fund's total assets in non-investment grade debt securities, i.e., "junk bonds." The fund will invest principally in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Rating Services, or those deemed by the portfolio managers to be of comparable quality. The fund will invest at least 80% of the value of the fund's total assets in debt securities, including convertible debt securities and/or cash or cash equivalents. The fund may invest up to 15% of the value of its total assets in equity securities. The fund also may invest up to 25% of its total assets in foreign securities, including up to 10% of the fund's total assets in securities of issuers located in developing markets, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of capital growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about issuers, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                    (GRAPH)

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   19.88%
2000....................................  -19.02%

  The Class A shares' year-to-date total return as of September 30, 2001 was -11.64%.

  During the period shown in the bar chart, the highest quarterly return was 7.94% (quarter ended December 31, 1999) and the lowest quarterly return was -12.07% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------
(for the periods ended                                                   SINCE     INCEPTION
December 31, 2000)                                            1 YEAR   INCEPTION     DATE
----------------------------------------------------------------------------------------------
Class A                                                       -22.86%     0.14%     09/30/98
Class B                                                       -23.20%    -2.88%     11/20/98
Class C                                                       -20.23%    -1.76%     11/20/98
Lehman Bros. High Yield Index(1)                               -5.86%    -0.70%(2) 09/30/98(2)
----------------------------------------------------------------------------------------------

(1) The Lehman Bros. High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100mm, and at least one year to maturity.
(2) The average annual total return given is since inception of fund's oldest share class (Class A).

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)       CLASS A   CLASS B   CLASS C
------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)         4.75%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1) 5.00% 1.00%
------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.63%     0.63%     0.63%
Distribution and/or
Service (12b-1) Fees      0.25      1.00      1.00
Other Expenses            0.31      0.32      0.32
Total Annual Fund
Operating Expenses(2)     1.19      1.95      1.95
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $591     $835     $1,098     $1,850
Class B            698      912      1,252      2,078
Class C            298      612      1,052      2,275
------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $591     $835     $1,098     $1,850
Class B            198      612      1,052      2,078
Class C            198      612      1,052      2,275
------------------------------------------------------


                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal period ended July 31, 2001, the advisor received compensation of 0.46% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM High Yield Fund II are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                                 CLASS A
                                                                ------------------------------------------
                                                                                        SEPTEMBER 30, 1998
                                                                                         (DATE OPERATIONS
                                                                YEAR ENDED JULY 31,         COMMENCED)
                                                                --------------------     THROUGH JULY 31,
                                                                  2001        2000             1999
                                                                --------    --------    ------------------
Net asset value, beginning of period                            $ 10.02     $ 11.25          $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.97        1.12             0.90
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.65)      (1.00)            1.26
==========================================================================================================
    Total from investment operations                              (1.68)       0.12             2.16
==========================================================================================================
Less distributions:
  Dividends from net investment income                            (0.98)      (1.12)           (0.90)
----------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.03)         --               --
----------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                (0.02)         --               --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --       (0.23)           (0.01)
==========================================================================================================
    Total distributions                                           (1.03)      (1.35)           (0.91)
==========================================================================================================
Net asset value, end of period                                  $  7.31     $ 10.02          $ 11.25
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                                                  (17.54)%      0.77%           22.39%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $48,214     $59,932          $34,992
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.02%(b)    1.00%            1.00%(c)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.19%(b)    1.25%            1.58%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to average net assets              11.45%(b)   10.51%            9.74%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                              73%         94%             223%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $56,518,107.
(c)  Annualized.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 CLASS B
                                                                -----------------------------------------
                                                                                        NOVEMBER 20, 1998
                                                                                           (DATE SALES
                                                                YEAR ENDED JULY 31,        COMMENCED)
                                                                --------------------    THROUGH JULY 31,
                                                                  2001        2000            1999
                                                                --------    --------    -----------------
Net asset value, beginning of period                            $ 10.00     $ 11.23          $ 10.59
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.91        1.03             0.68
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.65)      (1.00)            0.65
=========================================================================================================
    Total from investment operations                              (1.74)       0.03             1.33
=========================================================================================================
Less distributions:
  Dividends from net investment income                            (0.90)      (1.03)           (0.68)
---------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.03)         --               --
---------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                (0.02)         --               --
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --       (0.23)           (0.01)
=========================================================================================================
    Total distributions                                           (0.95)      (1.26)           (0.69)
=========================================================================================================
Net asset value, end of period                                  $  7.31     $ 10.00          $ 11.23
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                                                  (18.09)%     (0.03)%          13.03%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $60,441     $67,140          $20,994
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.78%(b)    1.75%            1.75%(c)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.95%(b)    2.00%            2.33%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of net investment income to average net assets              10.69%(b)    9.76%            8.99%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                              73%         94%             223%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $65,437,725.
(c)  Annualized.

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 CLASS C
                                                                -----------------------------------------
                                                                                        NOVEMBER 20, 1998
                                                                                           (DATE SALES
                                                                YEAR ENDED JULY 31,        COMMENCED)
                                                                --------------------    THROUGH JULY 31,
                                                                  2001        2000            1999
                                                                --------    --------    -----------------
Net asset value, beginning of period                            $ 10.00     $ 11.22          $10.59
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.91        1.03            0.68
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.65)      (0.99)           0.64
=========================================================================================================
    Total from investment operations                              (1.74)       0.04            1.32
=========================================================================================================
Less distributions:
  Dividends from net investment income                            (0.90)      (1.03)          (0.68)
---------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.03)         --              --
---------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                (0.02)         --              --
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --       (0.23)          (0.01)
=========================================================================================================
    Total distributions                                           (0.95)      (1.26)          (0.69)
=========================================================================================================
Net asset value, end of period                                  $  7.31     $ 10.00          $11.22
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                                                  (18.08)%      0.08%          12.93%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $13,860     $11,471          $3,139
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.78%(b)    1.75%           1.75%(c)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.95%(b)    2.00%           2.33%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of net investment income to average net assets              10.69%(b)    9.76%           8.99%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                              73%        94%             223%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $13,427,240.
(c)  Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%         5.82%
$ 25,000 but less than $   50,000      5.25          5.54
$ 50,000 but less than $  100,000      4.75          4.99
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      3.00          3.09
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

                                      A-1                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%         4.99%
$ 50,000 but less than $  100,000      4.00          4.17
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      2.50          2.56
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%         1.01%
$100,000 but less than $  250,000      0.75          0.76
$250,000 but less than $1,000,000      0.50          0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.
  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.
  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--11/15                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES
MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 25
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--11/15                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - No CDSC
  shares of    Category III Fund
  Category    -Class A shares of
  III Fund     AIM Tax-Exempt Cash
               Fund
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category     Fund                     months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     -Class A shares of      - 0.25% if shares are
  shares of    Category III Fund        redeemed within 12
  Category    -Class A shares of        months of initial
  III Fund     AIM Tax-Exempt Cash      purchase of Category
               Fund                     III Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--11/15                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--11/15                            A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                            MCF--11/15

                             ----------------------
                             AIM HIGH YIELD FUND II
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services,
                             Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM High Yield Fund II
 SEC 1940 Act file number: 811-5686
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com  HYI2-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM INCOME FUND
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        AIM Income Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

                                                     AIM--Registered Trademark--
        PROSPECTUS
        NOVEMBER 28, 2001

                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       Investments in the fund:
                                          - are not FDIC insured;
                                          - may lose value; and
                                          - are not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                                     ---------------
                                     AIM INCOME FUND
                                     ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                              2
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                            A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-4

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, sales person or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ---------------
                                AIM INCOME FUND
                                ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund will attempt to achieve its objective by investing primarily in fixed-rate corporate debt and U.S. and non-U.S. Government obligations. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

  The fund may invest up to 40% of its total assets in foreign securities. The fund may invest up to 35% of its net assets in lower-quality debt securities, i.e., "junk bonds," and unrated debt securities deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock issues and convertible corporate debt. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  Compared to higher-quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                ---------------
                                AIM INCOME FUND
                                ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................  18.01%
1992....................................   7.28%
1993....................................  15.38%
1994....................................  -7.65%
1995....................................  22.77%
1996....................................   8.58%
1997....................................  11.92%
1998....................................   4.94%
1999....................................  -2.92%
2000....................................  -1.14%

  The Class A share's year-to-date total return as of September 30, 2001 was 3.06%.

  During the periods shown in the bar chart, the highest quarterly return was 6.92% (quarter ended March 31, 1993) and the lowest quarterly return was -5.88% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------
(for the periods ended                                             SINCE      INCEPTION
December 31, 2000)                  1 YEAR   5 YEARS   10 YEARS   INCEPTION        DATE
-----------------------------------------------------------------------------------------
Class A                             -5.85%    3.11%      6.80%      7.18%      05/03/68
Class B                             -6.49%    3.01%        --       3.45%      09/07/93
Class C                             -2.82%      --         --       0.95%      08/04/97
Lehman Bros. Aggregate Bond
  Index(1)                          11.63%    6.46%      7.96%      9.33%(2)   12/31/75(2)
-----------------------------------------------------------------------------------------

(1) The Lehman Bros. Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(2) The average annual total return given is since the date closest to the earliest date the index became available.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1) 5.00%  1.00%
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees          0.43%     0.43%     0.43%
Distribution and/or
Service (12b-1) Fees     0.25      1.00      1.00
Other Expenses           0.27      0.28      0.28
Total Annual Fund
Operating Expenses       0.95      1.71      1.71
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $567     $763     $  976     $1,586
Class B            674      839      1,128      1,818
Class C            274      539        928      2,019
------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $567     $763      $976      $1,586
Class B            174      539       928       1,818
Class C            174      539       928       2,019
------------------------------------------------------


                                ---------------
                                AIM INCOME FUND
                                ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2001, the advisor received compensation of 0.43% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

                                ---------------
                                AIM INCOME FUND
                                ---------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Income Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                                 CLASS A
                                               ---------------------------------------------------------------------------
                                                  YEAR        JANUARY 1,
                                                 ENDED          THROUGH                 YEAR ENDED DECEMBER 31,
                                                JULY 31,       JULY 31,       --------------------------------------------
                                                  2001           2000           1999        1998        1997        1996
                                               ----------    -------------    --------    --------    --------    --------
Net asset value, beginning of period            $   7.14       $   7.59       $   8.38    $   8.57    $   8.24    $   8.17
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.53           0.34           0.57        0.57        0.55        0.57
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.23)         (0.47)         (0.81)      (0.16)       0.39        0.09
==========================================================================================================================
    Total from investment operations                0.30          (0.13)         (0.24)       0.41        0.94        0.66
==========================================================================================================================
Less distributions:
  Dividends from net investment income             (0.51)         (0.25)         (0.55)      (0.55)      (0.52)      (0.59)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --             --             --       (0.05)      (0.09)         --
--------------------------------------------------------------------------------------------------------------------------
  Return of capital                                (0.02)         (0.07)            --          --          --          --
==========================================================================================================================
    Total distributions                            (0.53)         (0.32)         (0.55)      (0.60)      (0.61)      (0.59)
==========================================================================================================================
Net asset value, end of period                  $   6.91       $   7.14       $   7.59    $   8.38    $   8.57    $   8.24
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                     4.42%         (1.70)%        (2.92)%      4.94%      11.92%       8.58%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $346,967       $346,482       $393,414    $399,701    $340,608    $286,183
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets             0.95%(b)       0.97%(c)       0.91%       0.91%       0.94%       0.98%
==========================================================================================================================
Ratio of net investment income to average net
  assets                                            7.57%(b)       8.03%(c)       7.11%       6.69%       6.55%       7.13%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                               83%            43%            78%         41%         54%         80%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $346,333,670.
(c)  Annualized.

                                ---------------
                                AIM INCOME FUND
                                ---------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                        CLASS B
                                                        -----------------------------------------------------------------------
                                                                      JANUARY 1,
                                                        YEAR ENDED     THROUGH                YEAR ENDED DECEMBER 31,
                                                         JULY 31,      JULY 31,     -------------------------------------------
                                                           2001          2000         1999        1998        1997       1996
                                                        ----------    ----------    --------    --------    --------    -------
Net asset value, beginning of period                     $   7.14      $   7.58     $   8.37    $   8.55    $   8.23    $  8.15
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.48          0.31         0.50        0.50        0.48       0.50
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.23)        (0.47)       (0.80)      (0.15)       0.38       0.11
===============================================================================================================================
    Total from investment operations                         0.25         (0.16)       (0.30)       0.35        0.86       0.61
===============================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.45)        (0.21)       (0.49)      (0.48)      (0.45)     (0.53)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --            --           --       (0.05)      (0.09)        --
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                         (0.02)        (0.07)          --          --          --         --
===============================================================================================================================
    Total distributions                                     (0.47)        (0.28)       (0.49)      (0.53)      (0.54)     (0.53)
===============================================================================================================================
Net asset value, end of period                           $   6.92      $   7.14     $   7.58    $   8.37    $   8.55    $  8.23
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                              3.67%        (2.09)%      (3.72)%      4.20%      10.89%      7.87%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $237,118      $213,926     $244,713    $219,033    $125,871    $85,343
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                      1.71%(b)      1.73%(c)     1.66%       1.66%       1.69%      1.80%
===============================================================================================================================
Ratio of net investment income to average net assets         6.81%(b)      7.28%(c)     6.36%       5.94%       5.80%      6.30%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                        83%           43%          78%         41%         54%        80%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $219,956,940.

(c)  Annualized.

                                                                                     CLASS C
                                                     ------------------------------------------------------------------------
                                                                                                             AUGUST 4, 1997
                                                                    JANUARY 1,          YEAR ENDED            (DATE SALES
                                                     YEAR ENDED       THROUGH          DECEMBER 31,        COMMENCED) THROUGH
                                                      JULY 31,       JULY 31,       -------------------       DECEMBER 31,
                                                        2001           2000          1999        1998             1997
                                                     ----------    -------------    -------     -------    ------------------
Net asset value, beginning of period                  $  7.13         $  7.57       $  8.36     $  8.54          $ 8.38
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.48            0.31          0.50        0.50            0.19
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (0.23)          (0.47)        (0.80)      (0.15)           0.22
=============================================================================================================================
    Total from investment operations                     0.25           (0.16)        (0.30)       0.35            0.41
=============================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.45)          (0.21)        (0.49)      (0.48)          (0.16)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --              --            --       (0.05)          (0.09)
-----------------------------------------------------------------------------------------------------------------------------
  Return of capital                                     (0.02)          (0.07)           --          --              --
=============================================================================================================================
    Total distributions                                 (0.47)          (0.28)        (0.49)      (0.53)          (0.25)
=============================================================================================================================
Net asset value, end of period                        $  6.91         $  7.13       $  7.57     $  8.36          $ 8.54
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                          3.68%          (2.09)%       (3.71)%      4.21%           4.96%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $44,216         $26,821       $28,202     $19,332          $2,552
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                  1.71%(b)        1.73%(c)      1.66%       1.66%           1.69%(c)
=============================================================================================================================
Ratio of net investment income to average net
  assets                                                 6.81%(b)        7.28%(c)      6.36%       5.94%           5.80%(c)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                    83%             43%           78%         41%             54%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $33,569,190.

(c)  Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%         5.82%
$ 25,000 but less than $   50,000      5.25          5.54
$ 50,000 but less than $  100,000      4.75          4.99
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      3.00          3.09
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

                                      A-1                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%         4.99%
$ 50,000 but less than $  100,000      4.00          4.17
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      2.50          2.56
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%         1.01%
$100,000 but less than $  250,000      0.75          0.76
$250,000 but less than $1,000,000      0.50          0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.
  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.
  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--11/15                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES
MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 25
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--11/15                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - No CDSC
  shares of    Category III Fund
  Category    -Class A shares of
  III Fund     AIM Tax-Exempt Cash
               Fund
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category     Fund                     months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     -Class A shares of      - 0.25% if shares are
  shares of    Category III Fund        redeemed within 12
  Category    -Class A shares of        months of initial
  III Fund     AIM Tax-Exempt Cash      purchase of Category
               Fund                     III Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--11/15                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--11/15                            A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                            MCF--11/15

                                ---------------
                                AIM INCOME FUND
                                ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
---------------------------------------------------------

BY MAIL:                     A I M Fund Services,
                             Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM Income Fund
 SEC 1940 Act file number: 811-5686
------------------------------------

[AIM LOGO APPEARS HERE]     www.aimfunds.com  INC-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM INTERMEDIATE
      GOVERNMENT FUND
      - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
      AIM Intermediate Government Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

                                                     AIM--Registered Trademark--
      PROSPECTUS
      NOVEMBER 28, 2001

                                     This prospectus contains important
                                     information about Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

Portfolio Managers                            4

OTHER INFORMATION                             5
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 5

Dividends and Distributions                   5

FINANCIAL HIGHLIGHTS                          6
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-7

Pricing of Shares                           A-9

Taxes                                       A-9

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc. No dealer, salesperson or any other person has been authorized to give any information or to make any representation other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund will attempt to achieve its objective by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by
(a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund will maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund invests primarily in fixed-rate securities such as high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their reasonable concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing a security may default or otherwise be unable to honor a financial obligation.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

  High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................  12.98%
1992....................................   6.26%
1993....................................   7.07%
1994....................................  -3.44%
1995....................................  16.28%
1996....................................   2.35%
1997....................................   9.07%
1998....................................   8.17%
1999....................................  -1.87%
2000....................................   9.37%

  The Class A share's year-to-date total return as of September 30, 2001 was 6.97%.

  During the periods shown in the bar chart, the highest quarterly return was 5.49% (quarter ended June 30, 1995) and the lowest quarterly return was -2.92% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 2000)                              1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------------------------
Class A                                          4.16%    4.31%     5.94%       6.63%      04/28/87
Class B                                          3.48%    4.21%       --        4.41%      09/07/93
Class C                                          7.51%     --         --        4.87%      08/04/97
Lehman Bros. Intermediate Government Bond
  Index(1)                                      10.47%    6.19%     7.19%       7.66%(2)   04/30/87(2)
-----------------------------------------------------------------------------------------------------

(1) The Lehman Bros. Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly
from your investment)    CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of
offering price)           4.75%      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                  None(1)    5.00%     1.00%
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are
deducted from fund
assets)                 CLASS A    CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.44%      0.44%    0.44%
Distribution and/or
Service (12b-1) Fees      0.25       1.00     1.00
  Other Expenses          0.24       0.25     0.25
  Interest                0.39       0.39     0.39
Total Other Expenses      0.63       0.64     0.64
Total Annual Fund
Operating Expenses        1.32       2.08     2.08
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $603     $873     $1,164     $1,990
Class B            711      952      1,319      2,216
Class C            311      652      1,119      2,410
------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $603     $873     $1,164     $1,990
Class B            211      652      1,119      2,216
Class C            211      652      1,119      2,410
------------------------------------------------------

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2001, the advisor received compensation of 0.44% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Laurie F. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Lyman Missimer, III, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1995.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Intermediate Government Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                                   JANUARY 1,
                                                    YEAR ENDED      THROUGH                   YEAR ENDED DECEMBER 31,
                                                     JULY 31,       JULY 31,      -----------------------------------------------
                                                     2001(a)          2000          1999         1998         1997         1996
                                                    ----------     ----------     --------     --------     --------     --------
Net asset value, beginning of period                 $   8.77       $   8.80      $   9.58     $   9.46     $   9.28     $   9.70
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                   0.50           0.34          0.60         0.62         0.63         0.63
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized
   and unrealized)                                       0.35          (0.03)        (0.78)        0.13         0.18        (0.42)
=================================================================================================================================
   Total from investment operations                      0.85           0.31         (0.18)        0.75         0.81         0.21
=================================================================================================================================
Less distributions:
 Dividends from net investment income                   (0.54)         (0.34)        (0.60)       (0.63)       (0.61)       (0.59)
---------------------------------------------------------------------------------------------------------------------------------
 Returns of capital                                        --             --            --           --        (0.02)       (0.04)
=================================================================================================================================
   Total distributions                                  (0.54)         (0.34)        (0.60)       (0.63)       (0.63)       (0.63)
=================================================================================================================================
Net asset value, end of period                       $   9.08       $   8.77      $   8.80     $   9.58     $   9.46     $   9.28
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          9.91%          3.55%        (1.87)%       8.17%        9.07%        2.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $302,391       $221,636      $238,957     $245,613     $167,427     $174,344
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
 interest expense)                                       1.32%(c)       1.25%(d)      1.08%        1.20%        1.11%        1.08%
=================================================================================================================================
Ratio of expenses to average net assets (excluding
 interest expense)                                       0.93%(c)       0.98%(d)      0.89%        0.96%        1.00%        1.00%
=================================================================================================================================
Ratio of net investment income to average net
 assets                                                  5.61%(c)       6.61%(d)      6.60%        6.43%        6.77%        6.76%
=================================================================================================================================
Ratio of interest expense to average net assets          0.39%(c)       0.27%(d)      0.19%        0.24%        0.11%        0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   194%            65%          141%         147%          99%         134%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.

(b) Does not include sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average daily net assets of $251,545,156.

(d)  Annualized.

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                     JANUARY 1,
                                                      YEAR ENDED      THROUGH                  YEAR ENDED DECEMBER 31,
                                                       JULY 31,       JULY 31,      ---------------------------------------------
                                                       2001(a)          2000          1999         1998        1997        1996
                                                      ----------     ----------     --------     --------     -------     -------
Net asset value, beginning of period                   $   8.79       $   8.82      $   9.59     $   9.46     $  9.28     $  9.69
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                     0.44           0.30          0.53         0.55        0.56        0.55
---------------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both realized and
   unrealized)                                             0.35          (0.04)        (0.77)        0.13        0.17       (0.41)
=================================================================================================================================
   Total from investment operations                        0.79           0.26         (0.24)        0.68        0.73        0.14
=================================================================================================================================
Less distributions:
 Dividends from net investment income                     (0.47)         (0.29)        (0.53)       (0.55)      (0.53)      (0.51)
---------------------------------------------------------------------------------------------------------------------------------
 Returns of capital                                          --             --            --           --       (0.02)      (0.04)
=================================================================================================================================
   Total distributions                                    (0.47)         (0.29)        (0.53)       (0.55)      (0.55)      (0.55)
=================================================================================================================================
Net asset value, end of period                         $   9.11       $   8.79      $   8.82     $   9.59     $  9.46     $  9.28
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            9.17%          3.05%        (2.56)%       7.40%       8.16%       1.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $269,677       $177,032      $228,832     $237,919     $89,265     $79,443
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
 interest expense)                                         2.08%(c)       2.01%(d)      1.85%        1.96%       1.87%       1.84%
=================================================================================================================================
Ratio of expenses to average net assets (excluding
 interest expense)                                         1.69%(c)       1.74%(d)      1.66%        1.72%       1.76%       1.76%
=================================================================================================================================
Ratio of net investment income to average net assets       4.85%(c)       5.85%(d)      5.83%        5.68%       6.01%       6.00%
=================================================================================================================================
Ratio of interest expense to average net assets            0.39%(c)       0.27%(d)      0.19%        0.24%       0.11%       0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                     194%            65%          141%         147%         99%        134%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average daily net assets of $216,672,280.

(d)  Annualized.

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         CLASS C
                                                           --------------------------------------------------------------------
                                                                                                               AUGUST 4, 1997
                                                                         JANUARY 1,        YEAR ENDED           (DATE SALES
                                                           YEAR ENDED     THROUGH         DECEMBER 31,       COMMENCED) THROUGH
                                                            JULY 31,      JULY 31,     -------------------      DECEMBER 31,
                                                            2001(a)         2000        1999        1998            1997
                                                           ----------    ----------    -------     -------   ------------------
Net asset value, beginning of period                        $  8.77       $  8.79      $  9.56     $  9.44         $ 9.33
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.44          0.30         0.53        0.56           0.24
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.34         (0.03)       (0.77)       0.11           0.10
===============================================================================================================================
    Total from investment operations                           0.78          0.27        (0.24)       0.67           0.34
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.47)        (0.29)       (0.53)      (0.55)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                             --            --           --          --          (0.01)
===============================================================================================================================
    Total distributions                                       (0.47)        (0.29)       (0.53)      (0.55)         (0.23)
===============================================================================================================================
Net asset value, end of period                              $  9.08       $  8.77      $  8.79     $  9.56         $ 9.44
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                9.08%         3.18%       (2.57)%      7.31%          3.64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $59,915       $34,206      $39,011     $38,026         $1,851
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets (including
  interest expense)                                            2.08%(c)      2.01%(d)     1.85%       1.96%          1.87%(d)
===============================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense)                                            1.69%(c)      1.74%(d)     1.66%       1.72%          1.76%(d)
===============================================================================================================================
Ratio of net investment income to average net assets           4.85%(c)      5.85%(d)     5.83%       5.68%          6.01%(d)
===============================================================================================================================
Ratio of interest expense to average net assets                0.39%(c)      0.27%(d)     0.19%       0.24%          0.11%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                         194%           65%         141%        147%            99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.

(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c)  Ratios are annualized and based on average daily net assets of $45,352,476.

(d)  Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%         5.82%
$ 25,000 but less than $   50,000      5.25          5.54
$ 50,000 but less than $  100,000      4.75          4.99
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      3.00          3.09
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

                                      A-1                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%         4.99%
$ 50,000 but less than $  100,000      4.00          4.17
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      2.50          2.56
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%         1.01%
$100,000 but less than $  250,000      0.75          0.76
$250,000 but less than $1,000,000      0.50          0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.
  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.
  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--11/15                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES
MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 25
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--11/15                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - No CDSC
  shares of    Category III Fund
  Category    -Class A shares of
  III Fund     AIM Tax-Exempt Cash
               Fund
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category     Fund                     months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     -Class A shares of      - 0.25% if shares are
  shares of    Category III Fund        redeemed within 12
  Category    -Class A shares of        months of initial
  III Fund     AIM Tax-Exempt Cash      purchase of Category
               Fund                     III Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--11/15                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--11/15                            A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                            MCF--11/15

                        --------------------------------
                        AIM INTERMEDIATE GOVERNMENT FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77046-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM Intermediate Government Fund
 SEC 1940 Act file number: 811-5686
------------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com   GOV-PRO-1    INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM LIMITED MATURITY
      TREASURY FUND
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
      AIM Limited Maturity Treasury Fund seeks liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.

                                                     AIM--Registered Trademark--
      PROSPECTUS
      NOVEMBER 28, 2001

                                    This prospectus contains important
                                    information about Class A shares of the
                                    fund. Please read it before investing and keep it for future reference.

                                    As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                    An investment in the fund:
                                          - is not FDIC insured;
                                          - may lose value; and
                                          - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                      ------------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                      ------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

Portfolio Managers                            4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-7

Pricing of Shares                           A-9

Taxes                                       A-9

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                      ------------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                      ------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds. The fund will only purchase securities with maturities of three years or less.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for total return consistent with the fund's investment objective. The portfolio managers usually sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash and shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                      ------------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                      ------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................  10.48%
1992....................................   5.64%
1993....................................   4.45%
1994....................................   0.85%
1995....................................   9.40%
1996....................................   4.73%
1997....................................   5.97%
1998....................................   6.10%
1999....................................   2.64%
2000....................................   7.00%

  The Class A shares' year-to-date total return as of September 30, 2001 was 6.75%.

  During the periods shown in the bar chart, the highest quarterly return was 3.24% (quarter ended December 31, 1991) and the lowest quarterly return was
- 0.20% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ending                                      5       10      SINCE         INCEPTION
December 31, 2000)                               1 YEAR    YEARS    YEARS   INCEPTION         DATE
------------------------------------------------------------------------------------------------------
Class A                                           5.94%    5.07%    5.59%      6.19%        12/15/87
Lehman Bros. 1- to 2-Year U.S. Government
  Bond Index(1)                                   7.66%    5.87%    6.21%      6.81%(2)      7/31/88(2)
------------------------------------------------------------------------------------------------------

(1) The Lehman Bros. 1- to 2-Year Government Bond Index is an unmanaged index composed of U.S. Agency and Treasury issues with maturities of one to two years.
(2) The average annual total return given is since the date closest to the earliest date the index became available.

                      ------------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                      ------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                       CLASS A
---------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         1.00%
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
--------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                      CLASS A
---------------------------------------------------
Management Fees                          0.20%
Distribution and/or
Service (12b-1) Fees                     0.15
Other Expenses                           0.21
 Total Annual Fund
 Operating Expenses                      0.56
--------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $157     $278      $410       $794
------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $157     $278      $410       $794
------------------------------------------------------

                      ------------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                      ------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2001, the advisor received compensation of 0.20% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Laurie F. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Lyman Missimer, III, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1995.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Limited Maturity Treasury Fund are subject to the maximum 1.00% initial sales charge as listed under the heading "CATEGORY III Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

The Fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                      ------------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                      ------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                              2001(a)       2000        1999        1998        1997
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $   9.96    $  10.03    $  10.07    $  10.07    $   9.97
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.52        0.51        0.47        0.53        0.54
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.31       (0.07)      (0.04)         --        0.10
======================================================================================================================
    Total from investment operations                              0.83        0.44        0.43        0.53        0.64
======================================================================================================================
Less distributions from net investment income                    (0.53)      (0.51)      (0.47)      (0.53)      (0.54)
======================================================================================================================
Net asset value, end of period                                $  10.26    $   9.96    $  10.03    $  10.07    $  10.07
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                   8.53%       4.50%       4.32%       5.42%       6.55%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $507,799    $300,058    $390,018    $345,355    $389,812
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                           0.56%(c)     0.54%      0.54%       0.54%       0.54%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income to average net assets              5.15%(c)     5.07%      4.61%       5.29%       5.35%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            137%        122%        184%        133%        130%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $354,679,396.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%         5.82%
$ 25,000 but less than $   50,000      5.25          5.54
$ 50,000 but less than $  100,000      4.75          4.99
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      3.00          3.09
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

                                      A-1                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%         4.99%
$ 50,000 but less than $  100,000      4.00          4.17
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      2.50          2.56
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%         1.01%
$100,000 but less than $  250,000      0.75          0.76
$250,000 but less than $1,000,000      0.50          0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.
  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.
  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--11/15                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES
MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 25
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--11/15                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - No CDSC
  shares of    Category III Fund
  Category    -Class A shares of
  III Fund     AIM Tax-Exempt Cash
               Fund
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category     Fund                     months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     -Class A shares of      - 0.25% if shares are
  shares of    Category III Fund        redeemed within 12
  Category    -Class A shares of        months of initial
  III Fund     AIM Tax-Exempt Cash      purchase of Category
               Fund                     III Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--11/15                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--11/15                            A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                            MCF--11/15

                      ------------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                      ------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM Limited Maturity Treasury Fund
 SEC 1940 Act file number: 811-5686
------------------------------------

[AIM LOGO APPEARS HERE]     www.aimfunds.com  LTD-PRO-1  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM MONEY MARKET FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                                                     AIM--Registered Trademark--
      PROSPECTUS
      NOVEMBER 28, 2001

                                     This prospectus contains important
                                     information about the Class B and C
                                     shares and AIM Cash Reserve Shares
                                     of the fund. Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     There can be no assurance that the
                                     fund will be able to maintain a
                                     stable net asset value of $1.00 per
                                     share.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
-----------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
-----------------------------------------------

PERFORMANCE INFORMATION                       2
-----------------------------------------------

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
-----------------------------------------------

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
-----------------------------------------------

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
-----------------------------------------------

Sales Charges                                 4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
-----------------------------------------------

SHAREHOLDER INFORMATION                     A-1
-----------------------------------------------

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-7

Pricing of Shares                           A-9

Taxes                                       A-9

OBTAINING ADDITIONAL INFORMATION     Back Cover
-----------------------------------------------

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks;

- repurchase agreements;

- commercial paper;

- taxable municipal securities;

- master notes; and

- cash equivalents.

The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or default of any of the fund's holdings;

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries; or

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's AIM Cash Reserve Shares from year to year. AIM Cash Reserve Shares do not have sales loads.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1994....................................   3.44%
1995....................................   5.04%
1996....................................   4.41%
1997....................................   4.66%
1998....................................   4.62%
1999....................................   4.22%
2000....................................   5.45%

  The Cash Reserve Shares' year-to-date total return as of September 30, 2001 was 2.81%.

  During the periods shown in the bar chart, the highest quarterly return was 1.41% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.59% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the fund's performance over the period indicated. The fund's performance reflects payment of sales loads, if any.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                    SINCE        INCEPTION
December 31, 2000)               1 YEAR    5 YEARS     INCEPTION            DATE
----------------------------------------------------------------------------------
AIM Cash Reserve Shares            5.45%      4.67%        4.48%        10/16/93
Class B                           -0.33%      3.53%        3.69%        10/16/93
Class C                            3.67%        --         3.96%        08/04/97
----------------------------------------------------------------------------------

  AIM Cash Reserve Shares', Class B shares' and Class C shares' seven day yields on December 31, 2000, were 5.58%, 4.83% and 4.83%, respectively. For the current seven day yield, call (800) 347-4246.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------
(fees paid directly from
from                          AIM CASH
your investment)           RESERVE SHARES   CLASS B   CLASS C
-------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                 None         None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                        None        5.00%     1.00%
-------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------
(expenses that are
deducted from fund           AIM CASH
assets)                   RESERVE SHARES   CLASS B   CLASS C
------------------------------------------------------------
Management Fees                0.54%        0.54%     0.54%
Distribution and/or
Service (12b-1) Fees           0.25         1.00      1.00
Other Expenses                 0.27         0.27      0.27
Total Annual Fund
Operating Expenses             1.06         1.81      1.81
------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------
AIM Cash Reserve
  Shares              $108     $337     $  585     $1,294
Class B                684      869      1,180      1,930
Class C                284      569        980      2,127
----------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------
AIM Cash Reserve
  Shares              $108     $337      $585      $1,294
Class B                184      569       980       1,930
Class C                184      569       980       2,127
----------------------------------------------------------

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2001, the advisor received compensation of 0.54% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchase of Class B and Class C Shares of AIM Money Market Fund are subject to the contingent deferred sales charges listed in the "Shareholder
Information -- Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

  In order to earn dividends on a purchase of fund shares on the day of the purchase, the transfer agent must receive payment in federal funds before 12:00 noon Eastern Time on that day. Purchases made by payments in other forms, or payments in federal funds received after 12:00 noon Eastern Time but before the close of the customary trading session of the New York Stock Exchange, will begin to earn dividends on the next business day.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                               CASH RESERVE
                                                --------------------------------------------------------------------------
                                                              JANUARY 1,
                                                YEAR ENDED     THROUGH                 YEAR ENDED DECEMBER 31,
                                                 JULY 31,      JULY 31,     ----------------------------------------------
                                                   2001        2000(a)        1999         1998         1997        1996
                                                ----------    ----------    --------    ----------    --------    --------
Net asset value, beginning of period             $   1.00      $   1.00     $   1.00    $     1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.0467        0.0300       0.0414        0.0453      0.0456      0.0433
==========================================================================================================================
Less distributions from net investment
  income                                          (0.0467)      (0.0300)     (0.0414)      (0.0453)    (0.0456)    (0.0433)
==========================================================================================================================
Net asset value, end of period                   $   1.00      $   1.00     $   1.00    $     1.00    $   1.00    $   1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                      4.77%         3.03%        4.22%         4.62%       4.66%       4.41%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $937,532      $912,042     $989,478    $1,179,072    $344,117    $315,470
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets              1.06%(c)      1.07%(d)     1.04%         0.99%       1.05%       1.08%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average
  net assets                                         4.61%(c)      5.15%(d)     4.16%         4.53%       4.55%       4.32%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $913,429,460.
(d)  Annualized.

                                                                                   CLASS B
                                                    ----------------------------------------------------------------------
                                                                 JANUARY 1,
                                                    YEAR ENDED    THROUGH               YEAR ENDED DECEMBER 31,
                                                     JULY 31,     JULY 31,    --------------------------------------------
                                                       2001       2000(a)       1999        1998        1997        1996
                                                    ----------   ----------   --------    --------    --------    --------
Net asset value, beginning of period                 $   1.00     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.0392       0.0256      0.0339      0.0371      0.0378      0.0360
==========================================================================================================================
Less distributions from net investment income         (0.0392)     (0.0256)    (0.0339)    (0.0371)    (0.0378)    (0.0360)
==========================================================================================================================
Net asset value, end of period                       $   1.00     $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                          3.99%        2.59%       3.45%       3.78%       3.84%       3.66%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $439,445     $289,327    $404,911    $310,534    $116,058    $ 91,148
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                  1.81%(c)      1.82%(d)     1.79%     1.81%       1.80%       1.81%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to average net
  assets                                                 3.86%(c)      4.40%(d)     3.41%     3.71%       3.80%       3.60%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $362,184,611.
(d)  Annualized.

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                  CLASS C
                                                   ----------------------------------------------------------------------
                                                                                                         AUGUST 4, 1997
                                                                 JANUARY 1,         YEAR ENDED            (DATES SALES
                                                   YEAR ENDED     THROUGH          DECEMBER 31,        COMMENCED) THROUGH
                                                    JULY 31,      JULY 31,     --------------------       DECEMBER 31,
                                                      2001        2000(a)        1999        1998             1997
                                                   ----------    ----------    --------    --------    ------------------
Net asset value, beginning of period               $    1.00     $    1.00     $   1.00    $   1.00        $    1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.0393        0.0256       0.0339      0.0371           0.0158
=========================================================================================================================
Less distributions from net investment income        (0.0393)      (0.0256)     (0.0339)    (0.0371)         (0.0158)
=========================================================================================================================
Net asset value, end of period                     $    1.00     $    1.00     $   1.00    $   1.00        $    1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                         4.00%         2.59%        3.44%       3.78%            3.92%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $  86,884     $  45,457     $ 56,636    $ 27,391        $   8,287
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                 1.81%(c)      1.82%(d)     1.79%       1.81%            1.80%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net
  assets                                                3.86%(c)      4.40%(d)     3.41%       3.71%            3.80%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $64,967,287.
(d)  Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%         5.82%
$ 25,000 but less than $   50,000      5.25          5.54
$ 50,000 but less than $  100,000      4.75          4.99
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      3.00          3.09
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

                                      A-1                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%         4.99%
$ 50,000 but less than $  100,000      4.00          4.17
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      2.50          2.56
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%         1.01%
$100,000 but less than $  250,000      0.75          0.76
$250,000 but less than $1,000,000      0.50          0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.
  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.
  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--11/15                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES
MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 25
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--11/15                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - No CDSC
  shares of    Category III Fund
  Category    -Class A shares of
  III Fund     AIM Tax-Exempt Cash
               Fund
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category     Fund                     months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     -Class A shares of      - 0.25% if shares are
  shares of    Category III Fund        redeemed within 12
  Category    -Class A shares of        months of initial
  III Fund     AIM Tax-Exempt Cash      purchase of Category
               Fund                     III Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--11/15                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--11/15                            A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                            MCF--11/15

                             ---------------------
                             AIM MONEY MARKET FUND
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM Money Market Fund
 SEC 1940 Act file number: 811-5686
------------------------------------

[AIM LOGO APPEARS HERE]     www.aimfunds.com  MKT-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM MUNICIPAL BOND FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        AIM Municipal Bond Fund seeks to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

                                                     AIM--Registered Trademark--
        PROSPECTUS
        NOVEMBER 28, 2001

                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       Investments in the fund:
                                          - are not FDIC insured;
                                          - may lose value; and
                                          - are not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

Portfolio Managers                             4

OTHER INFORMATION                              5
- - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                  5

Dividends and Distributions                    5

Special Tax Information Regarding the Fund     5

FINANCIAL HIGHLIGHTS                           6
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                       A-1

Purchasing Shares                            A-3

Redeeming Shares                             A-4

Exchanging Shares                            A-7

Pricing of Shares                            A-9

Taxes                                        A-9

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal. The fund's investment objective may be changed by the Board of Trustees without shareholder approval. The fund will attempt to achieve its objective by investing primarily in a diversified portfolio of municipal bonds.

  The fund attempts to meet its objective by investing at least 80% of its total invested assets in securities that pay interest exempt from all federal taxes and which does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest at least 80% of its total invested assets in municipal bonds. Municipal bonds include debt obligations of varying maturities issued to obtain funds for various public purposes by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Certain types of industrial development bonds, such as private activity bonds, that meet certain standards, are treated as municipal bonds.

  The fund will also invest at least 80% of its total assets in investment-grade municipal securities rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or any other nationally recognized statistical rating organization. Other securities meeting certain standards set by the fund are included in this category. The fund may invest up to 20% of its total assets in lower-quality municipal securities, i.e. "junk bonds," or unrated municipal securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on municipal securities they believe have favorable prospects for current income consistent with the fund's objective of preservation of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. Such investments may or may not be subject to federal taxes. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

  The value of, payment of interest and repayment of principal by, and the ability of the fund to sell, a municipal security may also be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the fund invests.

  Compared to higher quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they may be unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................  13.30%
1992....................................   9.10%
1993....................................  11.66%
1994....................................  -3.79%
1995....................................  13.04%
1996....................................   3.90%
1997....................................   7.27%
1998....................................   5.28%
1999....................................  -2.45%
2000....................................   8.63%

  The Class A shares' year-to-date total return as of September 30, 2001 was 4.29%.

  During the periods shown in the bar chart, the highest quarterly return was 5.03% (quarter ended June 30, 1992) and the lowest quarterly return was -4.22% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                      SINCE       INCEPTION
December 31, 2000)            1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------
Class A                        3.42%    3.45%      5.93%      6.37%       03/28/77
Class B                        2.79%    3.31%        --       3.69%       09/01/93
Class C                        6.80%      --         --       3.25%       08/04/97
Lehman Bros. Municipal Bond
  Index(1)                    11.68%    5.84%      7.32%      8.27%(2)  12/31/79(2)
-----------------------------------------------------------------------------------

(1) The Lehman Bros. Municipal Bond Index is a broad-based, total return index comprised of 8000 actual bonds, all of which are investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984.
(2) The average annual total return given is since the earliest date the index became available.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              4.75%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.45%     0.45%     0.45%
Distribution and/or
Service (12b-1) Fees      0.25      1.00      1.00
Other Expenses            0.15      0.15      0.15
Total Annual Fund
Operating Expenses        0.85      1.60      1.60
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $558     $733     $  924     $1,474
Class B            663      805      1,071      1,699
Class C            263      505        871      1,900
------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class A           $558     $733      $924      $1,474
Class B            163      505       871       1,699
Class C            163      505       871       1,900
------------------------------------------------------


                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2001, the advisor received compensation of 0.45% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Richard A. Berry, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1987.

- Stephen D. Turman, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1985.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Municipal Bond Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of tax-exempt income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

SPECIAL TAX INFORMATION REGARDING THE FUND

In addition to the general tax information set forth under the heading "Shareholder Information--Taxes" in this prospectus, the following information describes the tax impact of certain dividends you may receive from the fund.

  You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, and may invest up to 20% of its net assets in such securities and other taxable securities. The fund will try to avoid investments that result in taxable dividends.

  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                                  CLASS A
                                                    -------------------------------------------------------------------
                                                                 JANUARY 1,
                                                    YEAR ENDED    THROUGH              YEAR ENDED DECEMBER 31,
                                                     JULY 31,     JULY 31,    -----------------------------------------
                                                       2001       2000(a)       1999       1998       1997       1996
                                                    ----------   ----------   --------   --------   --------   --------
Net asset value, beginning of period                 $   7.83     $   7.74    $   8.35   $   8.34   $   8.19   $   8.31
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.40         0.24        0.41       0.42       0.42       0.43
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.23         0.09       (0.61)      0.01       0.16      (0.12)
=======================================================================================================================
    Total from investment operations                     0.63         0.33       (0.20)      0.43       0.58       0.31
=======================================================================================================================
Less dividends from net investment income               (0.40)       (0.24)      (0.41)     (0.42)     (0.43)     (0.43)
=======================================================================================================================
Net asset value, end of period                       $   8.06     $   7.83    $   7.74   $   8.35   $   8.34   $   8.19
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                          8.28%        4.32%      (2.45)%     5.28%      7.27%      3.90%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $322,437     $283,416    $294,720   $327,705   $318,469   $278,812
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                  0.85%(c)     0.85%(d)    0.84%      0.82%      0.90%      0.80%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net
  assets                                                 5.06%(c)     5.32%(d)    5.01%      5.00%      5.14%      5.29%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                    28%          18%         28%        19%        24%        26%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.

(b) Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are based on average daily net assets of $294,814,404.

(d)  Annualized.

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   CLASS B
                                                     --------------------------------------------------------------------
                                                                   JANUARY 1,
                                                     YEAR ENDED     THROUGH              YEAR ENDED DECEMBER 31,
                                                      JULY 31,      JULY 31,     ----------------------------------------
                                                        2001        2000(a)       1999       1998       1997       1996
                                                     ----------    ----------    -------    -------    -------    -------
Net asset value, beginning of period                  $  7.84       $  7.75      $  8.37    $  8.36    $  8.19    $  8.31
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.34          0.21         0.35       0.36       0.36       0.37
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.23          0.08        (0.62)      0.01       0.17      (0.13)
=========================================================================================================================
    Total from investment operations                     0.57          0.29        (0.27)      0.37       0.53       0.24
=========================================================================================================================
Less dividends from net investment income               (0.34)        (0.20)       (0.35)     (0.36)     (0.36)     (0.36)
=========================================================================================================================
Net asset value, end of period                        $  8.07       $  7.84      $  7.75    $  8.37    $  8.36    $  8.19
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                          7.46%         3.84%       (3.28)%     4.48%      6.59%      2.99%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $86,565       $67,363      $72,256    $72,723    $47,185    $33,770
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                  1.60%(c)      1.61%(d)     1.59%      1.57%      1.66%      1.61%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.31%(c)      4.56%(d)     4.26%      4.25%      4.38%      4.49%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                    28%           18%          28%        19%        24%        26%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $75,742,286.
(d)  Annualized.

                                                                                      CLASS C
                                                           --------------------------------------------------------------
                                                                                                           AUGUST 4, 1997
                                                                                                            (DATE SALES
                                                                         JANUARY 1,       YEAR ENDED         COMMENCED)
                                                           YEAR ENDED     THROUGH        DECEMBER 31,         THROUGH
                                                            JULY 31,      JULY 31,     ----------------     DECEMBER 31,
                                                              2001        2000(a)       1999      1998          1997
                                                           ----------    ----------    ------    ------    --------------
Net asset value, beginning of period                        $  7.83        $ 7.74      $ 8.35    $ 8.35        $ 8.30
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.34          0.21        0.35      0.36          0.15
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.22          0.08       (0.61)       --          0.04
=========================================================================================================================
    Total from investment operations                           0.56          0.29       (0.26)     0.36          0.19
=========================================================================================================================
Less dividends from net investment income                     (0.34)        (0.20)      (0.35)    (0.36)        (0.14)
=========================================================================================================================
Net asset value, end of period                              $  8.05        $ 7.83      $ 7.74    $ 8.35        $ 8.35
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                7.34%         3.85%      (3.16)%    4.36%         2.36%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $17,889        $8,252      $9,652    $9,565        $  825
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                        1.60%(c)      1.61%(d)    1.59%     1.57%         1.67%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets           4.31%(c)      4.56%(d)    4.26%     4.25%         4.37%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                          28%           18%         28%       19%           24%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,940,992.
(d)  Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(2)
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%         5.82%
$ 25,000 but less than $   50,000      5.25          5.54
$ 50,000 but less than $  100,000      4.75          4.99
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      3.00          3.09
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

                                      A-1                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%         4.99%
$ 50,000 but less than $  100,000      4.00          4.17
$100,000 but less than $  250,000      3.75          3.90
$250,000 but less than $  500,000      2.50          2.56
$500,000 but less than $1,000,000      2.00          2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%         1.01%
$100,000 but less than $  250,000      0.75          0.76
$250,000 but less than $1,000,000      0.50          0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.
  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.
  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--11/15                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES
MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 25
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

                                      A-3                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

MCF--11/15                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - No CDSC
  shares of    Category III Fund
  Category    -Class A shares of
  III Fund     AIM Tax-Exempt Cash
               Fund
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH
RESERVE SHARES ACQUIRED BY EXCHANGE FOR
PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category I   Fund                     months of initial
  or II Fund  -Class A shares of        purchase of Category
               Category III Fund        I or II Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

- Class A     -Class A shares of      - 1% if shares are
  shares of    Category I or II         redeemed within 18
  Category     Fund                     months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     -Class A shares of      - 0.25% if shares are
  shares of    Category III Fund        redeemed within 12
  Category    -Class A shares of        months of initial
  III Fund     AIM Tax-Exempt Cash      purchase of Category
               Fund                     III Fund shares
              -AIM Cash Reserve
               Shares of AIM Money
               Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--11/15                            A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                                      A-7                            MCF--11/15

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

MCF--11/15                            A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                            MCF--11/15

                            -----------------------
                            AIM MUNICIPAL BOND FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds-Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77046-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

----------------------------------
AIM Municipal Bond Fund
SEC 1940 Act file number: 811-5686
----------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   MBD-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                -----------------



THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                                  OR BY CALLING
                                 (800) 347-4246


                               -----------------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 28, 2001, RELATES TO THE FOLLOWING PROSPECTUSES:

                        FUND                                         DATED
                        ----                                         -----

                 AIM HIGH YIELD FUND                           NOVEMBER 28, 2001
               AIM HIGH YIELD FUND II                          NOVEMBER 28, 2001
                   AIM INCOME FUND                             NOVEMBER 28, 2001
          AIM INTERMEDIATE GOVERNMENT FUND                     NOVEMBER 28, 2001
 AIM LIMITED MATURITY TREASURY FUND - CLASS A SHARES           NOVEMBER 28, 2001
                AIM MONEY MARKET FUND                          NOVEMBER 28, 2001
               AIM MUNICIPAL BOND FUND                         NOVEMBER 28, 2001

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 28, 2001

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................3
         Classification...........................................................................................3
         Investment Strategies and Risks..........................................................................3
                    Equity Investments............................................................................6
                    Foreign Investments...........................................................................6
                    Debt Investments..............................................................................8
                    Other Investments............................................................................14
                    Investment Techniques........................................................................15
                    Derivatives..................................................................................18
         Fund Policies...........................................................................................24
         Temporary Defensive Positions...........................................................................27

MANAGEMENT OF THE TRUST..........................................................................................27
         Board of Trustees.......................................................................................27
         Management Information..................................................................................27
         Compensation............................................................................................28
                    Retirement Plan For Trustees.................................................................29
                    Deferred Compensation Agreements.............................................................29
         Codes of Ethics.........................................................................................30

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................30

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................30
         Investment Advisor......................................................................................30
         Service Agreements......................................................................................32
         Other Service Providers.................................................................................32

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................33
         Brokerage Transactions..................................................................................33
         Commissions.............................................................................................33
         Brokerage Selection.....................................................................................34
         Directed Brokerage (Research Services)..................................................................35
         Regular Brokers or Dealers..............................................................................35
         Allocation of Portfolio Transactions....................................................................35

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................36
         Purchase and Redemption of Shares.......................................................................36
         Offering Price..........................................................................................51
         Redemption In Kind......................................................................................53
         Backup Withholding......................................................................................54

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................55
         Dividends and Distributions.............................................................................55
         Tax Matters.............................................................................................55

DISTRIBUTION OF SECURITIES.......................................................................................63
         Distribution Plans......................................................................................63
         Distributor.............................................................................................65

CALCULATION OF PERFORMANCE DATA..................................................................................66

APPENDICIES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................C-1

MANAGEMENT FEES.................................................................................................D-1

ADMINISTRATIVE SERVICES FEES....................................................................................E-1

BROKERAGE COMMISSIONS...........................................................................................F-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................G-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................H-1

TOTAL SALES CHARGES.............................................................................................I-1

PERFORMANCE DATA................................................................................................J-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Securities Fund (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of seven separate portfolios: AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was previously organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993, as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000, as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31.

         AIM High Yield Fund II commenced operations on September 30, 1998. AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, other than AIM Money Market Fund and AIM Limited Maturity Treasury Fund, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. AIM Money Market Fund offers AIM Cash Reserve Shares, Class B shares and Class C shares. AIM Limited Maturity Treasury Fund offers Class A shares and Institutional Class shares, which are discussed in a separate Statement of Additional Information. Each such class represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a fund has the same voting, dividend, liquidation and other rights, however, each class of shares of a fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan. Because Class B shares automatically convert to Class A or Cash Reserve shares at month-end eight years after the date of purchase, the fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A or Cash Reserves shareholders of that fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Each Fund will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS"). AFS will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

----------------------------------------------------------------------------------------------------------------------
                                              AIM INVESTMENT SECURITIES FUNDS
                                     SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------------------------
          FUND               AIM HIGH      AIM HIGH      AIM         AIM           AIM        AIM MONEY      AIM
                            YIELD FUND    YIELD FUND   INCOME    INTERMEDIATE    LIMITED     MARKET FUND   MUNICIPAL
SECURITY/                                     II         FUND     GOVERNMENT    MATURITY                   BOND FUND
INVESTMENT                                                           FUND       TREASURY
TECHNIQUE                                                                         FUND
----------------------------------------------------------------------------------------------------------------------
                                                   EQUITY INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
Common Stock                                   X
----------------------------------------------------------------------------------------------------------------------
Preferred Stock                  X             X          X
----------------------------------------------------------------------------------------------------------------------
Convertible Securities           X             X          X
----------------------------------------------------------------------------------------------------------------------
Alternative Entity
Securities
----------------------------------------------------------------------------------------------------------------------
                                                   FOREIGN INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
Foreign Securities               X             X          X                                       X
----------------------------------------------------------------------------------------------------------------------
Foreign Exchange                 X             X          X
Transactions
----------------------------------------------------------------------------------------------------------------------
                                                    DEBT INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
U.S. Government                  X             X          X           X             X             X            X
Obligations
----------------------------------------------------------------------------------------------------------------------
Money Market Instruments         X             X          X           X             X             X            X
and Maturities
----------------------------------------------------------------------------------------------------------------------
Mortgage-Backed and              X             X          X           X                                        X
Asset-Backed Securities
----------------------------------------------------------------------------------------------------------------------
Foreign Government                                                                                X
Obligations
----------------------------------------------------------------------------------------------------------------------
Bank Instruments                                                                                  X
----------------------------------------------------------------------------------------------------------------------
Commercial Instruments                                                                            X
----------------------------------------------------------------------------------------------------------------------
Participation Interests                                                                           X
----------------------------------------------------------------------------------------------------------------------
Other Debt Obligations           X             X          X           X                           X            X
----------------------------------------------------------------------------------------------------------------------
Junk Bonds                       X             X          X                                                    X
----------------------------------------------------------------------------------------------------------------------
Municipal Securities             X             X          X                                       X            X
----------------------------------------------------------------------------------------------------------------------
Municipal Lease                                                                                                X
Obligations
----------------------------------------------------------------------------------------------------------------------
                                                    OTHER INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
REITs                            X             X          X           X             X             X            X
----------------------------------------------------------------------------------------------------------------------
Other Investment                 X             X          X           X             X             X            X
Companies
----------------------------------------------------------------------------------------------------------------------
Defaulted Securities             X             X          X                                                    X
----------------------------------------------------------------------------------------------------------------------
Municipal Forward
Contracts
----------------------------------------------------------------------------------------------------------------------
Variable or Floating                                                                              X
Rate Instruments
----------------------------------------------------------------------------------------------------------------------
Indexed Securities
----------------------------------------------------------------------------------------------------------------------
Zero-Coupon and
Pay-in-Kind Securities
----------------------------------------------------------------------------------------------------------------------
Synthetic Municipal
Instruments
----------------------------------------------------------------------------------------------------------------------
                                                  INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------------------------
Delayed Delivery                 X             X          X           X             X             X            X
Transactions
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                            AIM INVESTMENT SECURITIES FUNDS
                                    SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------------------------
          FUND               AIM HIGH      AIM HIGH      AIM         AIM           AIM        AIM MONEY      AIM
                            YIELD FUND    YIELD FUND   INCOME    INTERMEDIATE    LIMITED     MARKET FUND   MUNICIPAL
SECURITY/                                     II         FUND     GOVERNMENT    MATURITY                   BOND FUND
INVESTMENT                                                           FUND       TREASURY
TECHNIQUE                                                                         FUND
----------------------------------------------------------------------------------------------------------------------
When-Issued Securities           X             X          X           X             X             X            X
----------------------------------------------------------------------------------------------------------------------
Short Sales                      X             X          X           X                                        X
----------------------------------------------------------------------------------------------------------------------
Margin Transactions
----------------------------------------------------------------------------------------------------------------------
Interfund Loans                  X             X          X           X             X             X            X
----------------------------------------------------------------------------------------------------------------------
Borrowing                        X             X          X           X             X             X            X
----------------------------------------------------------------------------------------------------------------------
Lending Portfolio                X             X          X           X             X             X            X
Securities
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements            X             X          X           X             X             X            X
----------------------------------------------------------------------------------------------------------------------
Reverse Repurchase               X             X          X           X             X             X            X
Agreements
----------------------------------------------------------------------------------------------------------------------
Dollar Rolls                                              X           X
----------------------------------------------------------------------------------------------------------------------
Illiquid Securities              X             X          X           X             X             X            X
----------------------------------------------------------------------------------------------------------------------
Rule 144A Securities             X             X          X           X                           X            X
----------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers
----------------------------------------------------------------------------------------------------------------------
Portfolio Transaction                                                                             X
----------------------------------------------------------------------------------------------------------------------
Standby Commitments
----------------------------------------------------------------------------------------------------------------------
                                                    DERIVATIVES
----------------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives
----------------------------------------------------------------------------------------------------------------------
Put Options                      X             X          X           X
----------------------------------------------------------------------------------------------------------------------
Call Options                     X             X          X           X                                        X
----------------------------------------------------------------------------------------------------------------------
Straddles                        X             X          X           X
----------------------------------------------------------------------------------------------------------------------
Warrants                         X             X          X
----------------------------------------------------------------------------------------------------------------------
Futures Contracts and            X             X          X           X                                        X
Options on Futures
Contracts
----------------------------------------------------------------------------------------------------------------------
Forward Contracts                X             X          X           X
----------------------------------------------------------------------------------------------------------------------
Cover                            X             X          X           X                                        X
----------------------------------------------------------------------------------------------------------------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

         AIM High Yield Fund and AIM High Yield Fund II may invest up to 25% of their total assets, AIM Income Fund may invest up to 40% of its total assets, and AIM Money Market Fund may invest up to 50% of its total assets in foreign securities; however, AIM Money Market Fund may only invest in foreign securities denominated in U.S. dollars.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the

U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain, established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. On January 2, 2001, Greece became a member of the EMU. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

         Emerging Markets and Developing Countries. AIM High Yield Fund II may invest in companies located within emerging markets or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies. Such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         The Funds have authority to deal in foreign exchange between currencies of the different countries in which they will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MONEY MARKET INSTRUMENTS AND MATURITIES. Money market instruments in which the AIM Money Market Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs in the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities include unrated securities deemed by the Fund's investment adviser to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be an Eligible Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. Asset backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be Eligible Securities. Eligible securities also include securities issued by a registered investment company that is a money market fund and U.S. government securities. Since AIM Money Market Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. The term "Requisite NRSRO" means
(a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund acquires the security, that NRSRO.

         AIM Money Market Fund will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         FOREIGN GOVERNMENT OBLIGATIONS. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which AIM Money Market Fund may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the Internal Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

         BANK INSTRUMENTS. AIM Money Market Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         OTHER DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes.

In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Municipal Bond Fund, will purchase only investment grade corporate debt securities.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Municipal Bond Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, that are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

              o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

              o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

              o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

              o Tax-Exempt Commercial Paper (Municipal Paper) is identical to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. AIM Municipal Bond Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by AIM Municipal Bond Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

         Since AIM Municipal Bond Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         AIM Municipal Bond Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of AIM Municipal Bond Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by a Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         DEFAULTED SECURITIES. The Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Funds may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         VARIABLE OR FLOATING RATE INSTRUMENTS. AIM Money Market Fund may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales at any time.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         INTERFUND LOANS. Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend their securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money

Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction.

         DOLLAR ROLLS. AIM Income Fund and AIM Intermediate Government Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar security at an agreed upon price and date. Whether such a transaction produces a gain depends upon the costs of the agreement and the income and gains of the investments purchased with the proceeds received from the sale of the dollar roll security. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction of investing no more than 15% of their respective net assets (10% in the case of AIM Money Market Fund) in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its net assets (10% in the case of AIM Money Market
Fund) in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         PORTFOLIO TRANSACTIONS. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Fund will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Fund, and securities held by the Fund may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover shold not adversely affect the Fund's net income.

Derivatives

         AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, and AIM Intermediate Government Fund may each invest in forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, AIM Municipal Bond Fund may purchase and sell options on financial futures contracts and may sell covered call options.

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CONTRACTS. A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         The Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward contracts may require that Fund to set aside assets to reduce the risks associated with using forward contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC. In addition, in complying with the fundamental restriction regarding issuer diversification, AIM Municipal Bond Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks or an AIM Advised Fund exceed 5% of the Fund's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 331/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies, AIM Municipal Bond Fund will not: invest 25% or more of its assets in (1) securities whose issuers are located in the same state; (2) securities the interest upon which is paid from revenues of similar type projects; or (3) industrial development bonds. The policy described in (2) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.


TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or (with the exception of AIM Limited Maturity Treasury
Fund) other debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Owen Daly II, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2000:


=====================================================================================================================
                                                              RETIREMENT     ESTIMATED ANNUAL
                                            AGGREGATE          BENEFITS        BENEFITS UPON           TOTAL
                                        COMPENSATION FROM       ACCRUED        RETIREMENT(3)        COMPENSATION
                                               THE              BY ALL                              FROM ALL AIM
                    TRUSTEE                  TRUST(1)        AIM FUNDS(2)                             FUNDS(4)
---------------------------------------------------------------------------------------------------------------------
         Frank S. Bayley(5)                          -0-              -0-              $75,000              $105,000
---------------------------------------------------------------------------------------------------------------------
         Bruce L. Crockett                       $8,697         $  60,951               75,000               111,500
---------------------------------------------------------------------------------------------------------------------
         Owen Daly II                              8,697           97,195               75,000               111,500
---------------------------------------------------------------------------------------------------------------------
         Albert R. Dowden(6)                       6,127              -0-               75,000                13,435
---------------------------------------------------------------------------------------------------------------------
         Edward K. Dunn, Jr.                       8,697           22,138               75,000               111,500
---------------------------------------------------------------------------------------------------------------------
         Jack M. Fields                            8,488           23,019               75,000               108,500
---------------------------------------------------------------------------------------------------------------------
         Carl Frischling(7)                        8,697          107,507               75,000               111,500
---------------------------------------------------------------------------------------------------------------------
         Prema Mathai-Davis                        8,697           22,606               75,000               111,500
---------------------------------------------------------------------------------------------------------------------
         Lewis F. Pennock                          8,697           67,995               75,000               111,500
---------------------------------------------------------------------------------------------------------------------
         Ruth H. Quigley(5)                          -0-              -0-               75,000               105,000
---------------------------------------------------------------------------------------------------------------------
         Louis S. Sklar                            8,425           87,538               75,000               111,000
---------------------------------------------------------------------------------------------------------------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2001, including earnings, was $89,216.

(2) During the fiscal year ended July 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $15,545.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors and trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(6)  Mr. Dowden was elected to serve as a trustee on December 12, 2000.

(7) During the fiscal year ended July 31, 2001, the Trust paid $35,868 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

         The table below shows estimated credited years of service under the Plan for each non-AIM-affiliated trustee as of December 31, 2000.


         ================================================================
                       TRUSTEE                 ESTIMATED CREDITED YEARS
                                                      OF SERVICE
         ----------------------------------------------------------------
                   Frank S. Bayley                        15
         ----------------------------------------------------------------
                  Bruce L. Crockett                       13
         ----------------------------------------------------------------
                    Owen Daly II                          13
         ----------------------------------------------------------------
                  Albert R. Dowden                        0
         ----------------------------------------------------------------
                 Edward K. Dunn, Jr.                      2
         ----------------------------------------------------------------
                   Jack M. Fields                         3
         ----------------------------------------------------------------
                   Carl Frischling                        23
         ----------------------------------------------------------------
                 Prema Mathai-Davis                       2
         ----------------------------------------------------------------
                  Lewis F. Pennock                        19
         ----------------------------------------------------------------
                   Ruth H. Quigley                        24
         ----------------------------------------------------------------
                   Louis S. Sklar                         11
         ----------------------------------------------------------------

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

----------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
----------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                          First $200 million                          0.625%
                                                             Next $300 million                           0.550%
                                                             Next $500 million                           0.500%
                                                             Amount over $1 billion                      0.450%
----------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund II                                       First $500 million                          0.625%
                                                             Next $500 million                           0.55%
                                                             Amount over $1 billion                      0.50%
----------------------------------------------------------------------------------------------------------------------
AIM Income Fund                                              First $200 million                          0.50%
AIM Intermediate Government Fund                             Next $300 million                           0.40%
AIM Municipal Bond Fund                                      Next $500 million                           0.35%
                                                             Amount over $1 billion                      0.30%
----------------------------------------------------------------------------------------------------------------------
AIM Money Market Fund                                        First $1 billion                            0.55%
                                                             Amount over $1 billion                      0.50%
----------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund                           First $500 million                          0.20%
                                                             Amount over $500 million                    0.175%
----------------------------------------------------------------------------------------------------------------------

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

         The management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund for the last four fiscal periods are found in Appendix D.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last four fiscal periods are found in Appendix E.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Intermediate Government Fund. The Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of AIM Limited Maturity Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York also serves as sub-custodian to facilitate cash management.

         The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories; the custodians are responsible for monitoring eligible foreign securities depositories.

         Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Trust. The Board of Trustees selected Ernst & Young LLP, 1221 McKinney, Houston, Texas 77010-2007, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last four fiscal periods are found in Appendix F.

COMMISSIONS

         During the last three fiscal periods ended July 31, 2001, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Trust's Board of Trustees and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

During the last fiscal year ended March 31, 2001, the Funds did not pay brokerage commissions.

REGULAR BROKERS OR DEALERS

During the last fiscal year ended July 31, 2001, none of AIM High Yield Fund, AIM High Yield Fund II, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund or AIM Municipal Bond Fund purchased securities of their "regular" brokers or dealers.

During the last fiscal year ended July 31, 2001, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

              Fund                          Security                                           Market Value
              ----                          --------                                           ------------
AIM Income Fund                             Lehman Brothers Holdings Inc.                      $  1,080,714
                                            Morgan Stanley Dean Witter & Co.                      1,274,100
                                            Salomon Smith Barney Holdings Inc.                    3,972,191
                                            Fidelity Investments                                  4,420,702

AIM Money Market Fund                       Credit Suisse First Boston                         $ 25,000,000

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in a public equity) and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A Shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS


AIM Aggressive Growth Fund                 AIM Large Cap Basic Value Fund
AIM Asian Growth Fund                      AIM Large Cap Growth Fund
AIM Basic Value Fund                       AIM Large Cap Opportunities Fund
AIM Blue Chip Fund                         AIM Mid Cap Equity Fund
AIM Capital Development Fund               AIM Mid Cap Growth Fund
AIM Charter Fund                           AIM Mid Cap Opportunities Fund
AIM Constellation Fund                     AIM New Technology Fund
AIM Dent Demographic Trends Fund           AIM Select Equity Fund
AIM Emerging Growth Fund                   AIM Small Cap Equity Fund
AIM European Development Fund              AIM Small Cap Growth Fund
AIM European Small Company Fund            AIM Small Cap Opportunities Fund
AIM Euroland Growth Fund                   AIM Value Fund
AIM Global Utilities Fund                  AIM Value II Fund
AIM International Emerging Growth Fund     AIM Weingarten Fund
AIM International Equity Fund              AIM Worldwide Spectrum Fund
AIM International Value Fund

                                                                                                 Dealer
                                                               Investor's Sales Charge         Concession
                                                               -----------------------         ----------
                                                                   As a          As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                    Single Transaction(1)                          Price       Invested           Price
                 -------------------------                     ------------- ------------       ---------
                          Less than $   25,000                   5.50%          5.82%            4.75%
             $ 25,000 but less than $   50,000                   5.25           5.54             4.50
             $ 50,000 but less than $  100,000                   4.75           4.99             4.00
             $100,000 but less than $  250,000                   3.75           3.90             3.00
             $250,000 but less than $  500,000                   3.00           3.09             2.50
             $500,000 but less than $1,000,000                   2.00           2.04             1.60

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II FUNDS

AIM Balanced Fund                            AIM Global Trends Fund
AIM Basic Balanced Fund                      AIM High Income Municipal Fund
AIM Developing Markets Fund                  AIM High Yield Fund
AIM Global Aggressive Growth Fund            AIM High Yield Fund II
AIM Global Energy Fund                       AIM Income Fund
AIM Global Financial Services Fund           AIM Intermediate Government Fund
AIM Global Growth Fund                       AIM Municipal Bond Fund
AIM Global Health Care Fund                  AIM Real Estate Fund
AIM Global Income Fund                       AIM Strategic Income Fund
AIM Global Infrastructure Fund
AIM Global Telecommunications and
  Technology Fund


                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                            ---------------------------         ----------
                                                                As a           As a                As a
                                                             Percentage     Percentage          Percentage
                                                            of the Public   of the Net         of the Public
  Amount of Investment in                                     Offering        Amount             Offering
    Single Transaction                                         Price        Invested             Price
-------------------------                                   -------------  ------------         ---------
               Less than $     50,000                           4.75%         4.99%              4.00%f
 $  50,000 but less than $   100,000                            4.00          4.17               3.25
 $100,000 but less than $   250,000                             3.75          3.90               3.00
 $250,000 but less than $   500,000                             2.50          2.56               2.00
 $500,000 but less than $1,000,000                              2.00          2.04               1.60


         CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                                  Dealer
                                                             Investor's Sales Charge           Concession
                                                             -----------------------           ----------
                                                                As a           As a                As a
                                                             Percentage     Percentage           Percentage
                                                            of the Public   of the Net         of the Public
                  Amount of Investment in                     Offering        Amount             Offering
                    Single Transaction                          Price        Invested             Price
                    ------------------                          -----        --------             -----
                          Less than $   100,000                  1.00%         1.01%              0.75%
             $100,000 but less than $   250,000                  0.75          0.76               0.50
              $250,000 but less than $1,000,000                  0.50          0.50               0.40

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                            PERCENT OF SUCH PURCHASES

          -----------------------------------------------------
          1% of the first $2 million
          -----------------------------------------------------
          plus 0.80% of the next $1 million
          -----------------------------------------------------
          plus 0.50% of the next $17 million
          -----------------------------------------------------
          plus 0.25% of amounts in excess of $20 million
          -----------------------------------------------------

         For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

         Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

         If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

         For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

            -----------------------------------------------------
            1% of the first $2 million
            -----------------------------------------------------
            plus  0.80% of the next $1 million
            -----------------------------------------------------
            plus 0.50% of the next $17 million
            -----------------------------------------------------
            plus 0.25% of amounts in excess of $20 million
            -----------------------------------------------------

         For annual purchases of Class A Shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value.

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children)

         o    any trust established exclusively for the benefit of an individual

         o a pension, profit-sharing, or other retirement plan established exclusively for the benefit of an individual, such as:

              a.  an IRA

              b.  a Roth IRA

              c.  a single-participant money-purchase/profit-sharing plan

              d. an individual participant in a 403(b) Plan (unless the 403(b) plan itself qualifies as the purchaser, as discussed below)

403(b) PLANS

         o A 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account

         o a trustee or fiduciary purchasing for a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code

         o a trustee or fiduciary purchasing for a 457 plan, even if more than one beneficiary or participant is involved

LINKED EMPLOYEE PLANS

         o Linked Employee Plans where the employer has notified AIM Distributor in writing that all of its related employee accounts should be linked, such as:

              a.  Simplified Employee Pension (SEP) Plans

              b. Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) Plans

              c.  Savings Incentive Match Plans for Employees IRA (SIMPLE IRA)

OTHER GROUPS

         o any other organized group of persons, whether incorporated or not, provided that:

              a. the organization has been in existence for at least six months; and

              b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by:

         o indicating on the account application that he or she intends to provide a Letter of Intent ("LOI"); and

         o    fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look as the Sales Charge Table in the section on "Large Purchases of Class A Shares" above).

         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

         o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

         o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

         o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

         o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges

         If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Funds shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

         o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

         o programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o    AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,(R) and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of PFPC Inc. (formerly known as First Data Investor Services Group);

         o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

         o    Purchases through approved fee-based programs;

         o Employee benefit plans that are Qualified Purchasers, as defined above, and non-qualified plans offered in conjunction with those employee benefit plans, provided that:

              a.  the initial investment in the plan(s) is at least $1 million;

              b.  the sponsor signs a $1 million LOI;

              c. the employer-sponsored plan has at least 100 eligible employees; or

              d. all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor.

         o Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code; and

         o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         o    the reinvestment of dividends and distributions from a Fund;

         o    exchanges of shares of certain Funds;

         o    use of the reinstatement privilege; or

         o    a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within eight years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within the first year after purchase. See the Prospectus for additional information regarding this contingent deferred sales charge (CDSC). AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A Shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A Shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

         o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o    Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

         o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         o redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section
              1.401(k)-1(d)(2));

         o redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Value Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o    Investment account(s) of AIM;

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him; and

         o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and
              (ii) a 457 plan, even if more than one beneficiary or participant is involved.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the

SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on July 31, 2001, AIM High Yield Fund - Class A shares had a net asset value per share of $4.92. The offering price, assuming an initial sales charge of 4.75%, therefore was $5.17.

Calculation of Net Asset Value

For AIM Money Market Fund

         The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

         The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         The Board of Trustees has established procedures designed to stabilize at $1.00, to the extent reasonably possible, the Fund's net asset value per share. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

For AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value. AIM Municipal Bond Fund values all variable rate securities with an unconditional demand or put feature exercisable within seven
(7) days or less are valued at par, which reflects the market value of such securities.

         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property if the Fund has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates a Fund to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 30.5% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 further provides for a phased reduction in the backup withholding rate to 28% for years 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.   the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of the Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Dividends are declared immediately prior to the determination of the net asset value of each Fund. For each Fund, except AIM Money Market Fund, dividends begin accruing on the first business day in which a purchase order for shares settles, and accrue through the day before a redemption order settles. Thus, if a purchase order settles on Friday, dividends will begin accruing on Friday. For AIM Money Market Fund, dividends begin accruing one day after a purchase order settles and accrue through the day a redemption order settles. Thus, if a purchase order settles on Thursday, dividends will begin accruing on Friday (unless Friday is not a business day of the Fund).

         A dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.
         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to capital assets which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, a Fund may make elections to treat any readily tradable stock it holds on January 1, 2001 as having been sold and reacquired on January 2, 2001 at its closing market price on that date and to treat any other security in its portfolio as having been sold and reacquired on January 1 for an amount equal to its fair market value on that date. If a Fund makes any such election (when it files its tax return), it will recognize gain, but not loss, on the deemed sale, which may cause a Fund to increase the amount of distributions that the Fund will make in comparison to a fund that did not make such an election. The Funds have not yet determined whether they will make this election with respect to any stock or securities in their respective portfolios.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         AIM MUNICIPAL BOND FUND. With respect to interest income that is exempt from federal income tax ("FIT"), the Fund intends to comply with Section 852(b)(5) of the Code, which enables distributions of tax-exempt income to retain their character when distributed to shareholders as an exempt interest dividend. Some or all of the non-exempt interest that the Fund receives from municipal securities should become taxable by law or determined by the Internal Revenue Service to be taxable. Exempt interest dividends will be treated as a return of capital.

         The Tax Reform Act of 1986 (the "1986 Act") divided municipal debt obligations into three categories, only one of which ("Public Purpose Bonds") bears interest which is exempt from both the regular income tax and the alternative minimum tax as it applies to individuals. For corporations, some or all of the income from Public Purpose Bonds would be includable in the corporate alternative minimum tax base. Of the other two categories ("Qualified Private Activity Bonds" and "Private Activity Bonds"), for both individuals and corporations, Qualified Private Activity Bonds bear interest which is excluded from income for purposes of the regular income tax but must generally be included in the alternative minimum tax base, and Private Activity Bonds are taxable under both the regular and alternative minimum taxes. Certain small corporations are wholly exempt from the alternative minimum tax.

         The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

         The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. Municipal Bond intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

         Original issue discount on tax-exempt bonds is accrued as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and is included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

         Interest on indebtedness incurred by shareholders (including financial institutions) will not be deductible for FIT purposes to the extent that the money was used to purchase or carry tax-exempt securities. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds should consult their own tax advisor before purchasing Fund shares.

          The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.

          PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit loss recognized.

         BACKUP WITHHOLDING. The Funds may be required to withhold 30.5% of distributions and/or redemption payments ("backup withholding); (however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001). For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30.5% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status; (however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001).

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and all whose foreign source income is "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares (other than AIM Money Market Fund), Class B shares and Class C shares, and AIM Cash Reserve Shares of AIM Money Market Fund (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of Class A shares. Each Fund pays 1.00% of the average daily net assets of Class B shares and of Class C shares.

         FUND                                                 CLASS A*
         ----                                                 --------

         AIM High Yield Fund                                    0.25%
         AIM High Yield Fund II                                 0.25
         AIM Income Fund                                        0.25
         AIM Intermediate Government Fund                       0.25
         AIM Limited Maturity Treasury Fund                     0.15
         AIM Money Market Fund                                  0.25
         AIM Municipal Bond Fund                                0.25

*AIM Cash Reserve shares of AIM Money Market Fund

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares (0.15% of the average daily net assets of the Class A shares of AIM Limited Maturity Treasury Fund) to selected dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix G for a list of the amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2001 and Appendix H for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended July 31, 2001.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of a Fund and its Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each Fund, if applicable, for the last four fiscal periods are found in Appendix I.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the 1, 5, or 10 year periods).
                n       =    number of years.
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if applicable) ended July 31 are found in Appendix J.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares (except for Limited Maturity) reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                n      =   number of years.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if applicable) ended July 31 are found in Appendix J.

Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund also may quote its distribution rate, which expresses the historical amount of income the Fund paid as dividends to its shareholders as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:
                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date).
               b   =    expenses accrued during period (net of reimbursements).
               c   =    the average daily number of shares outstanding during
                        the period.
               d   =    the maximum offering price per share on the last day of
                        the period.


         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:

                           Y = (V -- V )    x       365
                                 1    0
                               ----------            ---
                                     V                7
                                      0
         Where       Y    =    annualized yield.
                     V    =    the value of a hypothetical pre-existing
                       0       account in the AIM Money Market Fund having a
                               balance of one share at the beginning of a stated
                               seven-day period.
                     V    =    the value of such an account at the end of the
                       1       stated period.

         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:
                                       365/7
                           EY = (Y + 1)      - 1

         Where       EY = effective annualized yield.
                     Y  = annualized yield, as determined above.

         The yield for each Fund (other than AIM Money Market Fund), the yield and corresponding tax-equivalent yield for AIM Municipal Bond Fund, and the annualized and effective annualized yield for the AIM Cash Reserve Shares, Class B and Class C shares of AIM Money Market Fund are also found in Appendix J. In addition, the distribution rates for each Fund (other than AIM Money Market
Fund) are found in Appendix J.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Daily                    U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                   Society of CLU & ChFC               Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Consumer Price Index
         Lehman Brothers Aggregate Bond Index
         Lehman Brothers High Yield Index
         Lehman Brothers Intermediate Government Bond Index
         Lehman Brothers 1-2 year U.S. Government Bond Index
         Lehman Brothers Municipal Bond Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; and/or
(iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

         Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

--------------------------------------------------------------------------------------------------------------------------
                                               POSITION(s)
NAME, ADDRESS AND AGE                           HELD WITH       PRINCIPAL OCCUPATION(s) DURING AT LEAST
                                                REGISTRANT      THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (54)                      Trustee, Chairman   Chairman, President and Chief Executive Officer, A I M
                                            and President       Management Group Inc.; Chairman and President, A I M
                                                                Advisors, Inc.; Director and Senior Vice President, A I M
                                                                Capital Management, Inc.; Chairman, A I M Distributors,
                                                                Inc., A I M Fund Services, Inc. and Fund Management
                                                                Company; and Director and Vice Chairman, AMVESCAP PLC
                                                                (parent of AIM and a global investment management firm).
--------------------------------------------------------------------------------------------------------------------------
FRANK S. BAYLEY (62)                        Trustee             Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA 94111
--------------------------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (57)                      Trustee             Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA 22102                                                Officer, COMSAT Corporation; and Chairman, Board of
                                                                Governors of INTELSAT (international communications
                                                                company).
--------------------------------------------------------------------------------------------------------------------------
OWEN DALY II (77)                           Trustee             Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                             Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.
--------------------------------------------------------------------------------------------------------------------------

------------------------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

--------------------------------------------------------------------------------------------------------------------------
                                               POSITION(s)
NAME, ADDRESS AND AGE                           HELD WITH       PRINCIPAL OCCUPATION(s) DURING AT LEAST
                                                REGISTRANT      THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
ALBERT R. DOWDEN (59)                       Trustee             Chairman, Cortland Trust, Inc. (investment company)
1815 Central Park Drive                                         and DHJ Media, Inc.; and Director, Magellan
P.O. Box 774000 - PMB #222                                      Insurance Company.  Formerly, Director, President
Steamboat Springs, CO 80477                                     and Chief Executive Officer, Volvo Group North
                                                                America, Inc.; Senior Vice President, AB Volvo; and
                                                                Director, The Hertz Corporation, Genmar Corporation
                                                                (boat manufacturer), National Media Corporation and
                                                                Annuity and Life Re (Holdings), Ltd.
--------------------------------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (66)                    Trustee             Formerly, Chairman, Mercantile Mortgage Corp.; Vice
2 Hopkins Plaza                                                 Chairman, President and Chief Operating Officer,
8th Floor, Suite 805                                            Mercantile-Safe Deposit & Trust Co.; and President,
Baltimore, MD   21201                                           Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
JACK M. FIELDS (49)                         Trustee             Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.
--------------------------------------------------------------------------------------------------------------------------
**CARL FRISCHLING (64)                      Trustee             Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm); and Director, Cortland Trust, Inc.
New York, NY   10022                                            (investment company).
--------------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (51)                     Trustee             Member, Visiting Committee, Harvard University
370 East 76th Street                                            Graduate School of Education, New School
New York, NY   10021                                            University.  Formerly, Chief Executive Officer, YWCA
                                                                of the USA; Commissioner, New York City Department
                                                                of the Aging; and Commissioner, New York City
                                                                Metropolitan Transportation Authority.
--------------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (58)                       Trustee             Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057
--------------------------------------------------------------------------------------------------------------------------
RUTH H. QUIGLEY (66)                        Trustee             Private investor; and President, Quigley Friedlander
1055 California Street                                          & Co., Inc. (financial advisory services firm) from
San Francisco, CA 94108                                         1984 to 1986.
--------------------------------------------------------------------------------------------------------------------------


------------------------
** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

--------------------------------------------------------------------------------------------------------------------------
                                               POSITION(s)
NAME, ADDRESS AND AGE                           HELD WITH       PRINCIPAL OCCUPATION(s) DURING AT LEAST
                                                REGISTRANT      THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (62)                         Trustee             Executive Vice President, Development and
The Williams Tower                                              Operations, Hines Interests Limited Partnership
50th Floor                                                      (real estate development).
2800 Post Oak Blvd.
Houston, TX   77056
--------------------------------------------------------------------------------------------------------------------------
GARY T. CRUM (54)                           Senior Vice         Director and President, A I M Capital Management,
                                            President           Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director, A I M
                                                                Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                and a global investment management firm).
--------------------------------------------------------------------------------------------------------------------------
CAROL F. RELIHAN (46)                       Senior Vice         Director, Senior Vice President, General Counsel and
                                            President and       Secretary, A I M Advisors, Inc. and  A I M
                                            Secretary           Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; and Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON (42)                         Vice President      Vice President and Fund Treasurer, A I M Advisors,
                                            and Treasurer       Inc.
--------------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX (58)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.;
                                                                and Vice President, A I M Fund Services, Inc.
--------------------------------------------------------------------------------------------------------------------------
KAREN DUNN KELLEY (41)                      Vice President      Senior Vice President, A I M Capital Management,
                                                                Inc.; Director, Fund Management Company; and Vice
                                                                President, A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

         All information listed below is as of November 1, 2001.

AIM HIGH YIELD FUND

-----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                        5.02%                  10.76%                  13.25%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------


AIM HIGH YIELD FUND II

-----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
-----------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Reinvestment Account                                     5.14%                   -0-                     -0-
101 Montgomery Street
San Francisco, CA  94104
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                         -0-                   9.73%                   11.60%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------

AIM INCOME FUND

-----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                         -0-                   6.97%                   13.88%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------


AIM INTERMEDIATE GOVERNMENT FUND

-----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                        8.41%                  15.30%                  16.65%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------


AIM LIMITED MATURITY TREASURY FUND

-----------------------------------------------------------------------------------------------------------------------
                                                        CLASS A SHARES                INSTITUTIONAL CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                    PERCENTAGE OWNED                    PERCENTAGE OWNED
PRINCIPAL HOLDER                                              OF                                  OF
                                                            RECORD                              RECORD
-----------------------------------------------------------------------------------------------------------------------
Esor & Co.
Attn:  Trust Operations - Lynn Knight                         -0-                               43.63%
P.O. Box 19006
Green Bay, WI  54307-9006
-----------------------------------------------------------------------------------------------------------------------
Frost National Bank TX
Muir & Co.                                                    -0-                               55.62%
c/o Frost
P.O. Box 2479
San Antonio, TX  78298-2479
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                            5.85%                               -0-
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------

AIM MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------
                                                  CASH RESERVE SHARES        CLASS B SHARES         CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF     PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                         RECORD                  RECORD                 RECORD
-----------------------------------------------------------------------------------------------------------------------
Samuel S. Bergami
310 Tanglewood Cir.                                       -0-                     -0-                   5.08%*
Milford, CT  06460-1665
-----------------------------------------------------------------------------------------------------------------------

*      Owned of record and beneficially.


AIM MUNICIPAL BOND FUND

-----------------------------------------------------------------------------------------------------------------------
                                                     CLASS A SHARES          CLASS B SHARES         CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF     PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                         RECORD                  RECORD                 RECORD
-----------------------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette
Securities Corporation Inc.                               -0-                     -0-                    5.24%
P.O. Box 2052
Jersey City, NJ  07303-9998
-----------------------------------------------------------------------------------------------------------------------
Robert A. Merkel & Margaret M. Merkel
TTEES Robert A. Merkel & Margaret M. Merkel               -0-                     -0-                    8.26%
Trust Dtd. 05/27/94
5118 S. 288th Pl.
Auburn, WA  98001
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                         -0-                    11.52%                 12.62%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
-----------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP

         As of November 1, 2001, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund and AIM Limited Maturity Treasury Fund. In addition, as of November 1, 2001, the trustees and officers as a group owned 2.10% of Class A shares of AIM High Yield Fund II, 1.40% of AIM Cash Reserve Shares of AIM Money Market Fund, and 4.00% of Class A shares of AIM Municipal Bond Fund, respectively.

                                   APPENDIX D

                                 MANAGEMENT FEES

         For the last four fiscal periods the management fees by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:

-----------------------------------------------------------------------------------------------------------------------
   FUND NAME                     JULY 31, 2001                                    JULY 31, 2000*
-----------------------------------------------------------------------------------------------------------------------
                                                     NET                                                 NET
                  MANAGEMENT      MANAGEMENT      MANAGEMENT      MANAGEMENT       MANAGEMENT         MANAGEMENT
                      FEE        FEE WAIVERS       FEE PAID           FEE          FEE WAIVERS         FEE PAID
-----------------------------------------------------------------------------------------------------------------------
   AIM High       $9,230,307     $     (835)      $9,229,472      $7,537,550              N/A         $7,537,550
  Yield Fund
-----------------------------------------------------------------------------------------------------------------------
   AIM High          846,144       (228,922)         617,222         366,416         (251,914)           114,502
 Yield Fund II
-----------------------------------------------------------------------------------------------------------------------
AIM Income Fund    2,549,509           (109)       2,549,400       1,512,830               N/A         1,512,830
-----------------------------------------------------------------------------------------------------------------------
      AIM
 Intermediate      2,247,495         (1,187)       2,246,308       1,513,654                NA         1,513,654
Government Fund
-----------------------------------------------------------------------------------------------------------------------
  AIM Limited
   Maturity          712,990             N/A         712,990          70,741                NA           705,741
 Treasury Fund
-----------------------------------------------------------------------------------------------------------------------
   AIM Money       7,202,907             N/A       7,202,907       4,041,617               N/A         4,041,617
  Market Fund
-----------------------------------------------------------------------------------------------------------------------
 AIM Municipal
  Bond Fund        1,729,991             N/A       1,729,991         953,308                NA           953,308
-----------------------------------------------------------------------------------------------------------------------

* AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting period for these funds was from January 1, 2000 through July 31, 2000.

-----------------------------------------------------------------------------------------------------------------------
   FUND NAME                        1999**                                           1998***
-----------------------------------------------------------------------------------------------------------------------
                                                     NET                                                 NET
                  MANAGEMENT      MANAGEMENT      MANAGEMENT      MANAGEMENT       MANAGEMENT         MANAGEMENT
                      FEE        FEE WAIVERS       FEE PAID           FEE          FEE WAIVERS        FEE PAID
-----------------------------------------------------------------------------------------------------------------------
   AIM High       $16,396,698           N/A      $16,396,698      $17,600,312             N/A        $17,600,312
  Yield Fund
-----------------------------------------------------------------------------------------------------------------------
   AIM High           146,069           N/A          146,069              N/A             N/A                N/A
 Yield Fund II
-----------------------------------------------------------------------------------------------------------------------
AIM Income Fund     2,785,338           N/A        2,785,338        2,375,487             N/A          2,375,487
-----------------------------------------------------------------------------------------------------------------------
      AIM
 Intermediate       2,310,621           N/A        2,310,621        1,611,515              NA          1,611,515
Government Fund
-----------------------------------------------------------------------------------------------------------------------
  AIM Limited
   Maturity           850,738           N/A          850,738          855,900              NA            855,900
 Treasury Fund
-----------------------------------------------------------------------------------------------------------------------
   AIM Money        1,830,490           N/A        1,830,490        1,738,038             N/A          1,738,038
  Market Fund
-----------------------------------------------------------------------------------------------------------------------
 AIM Municipal
   Bond Fund        1,729,991           N/A        1,729,991          953,308              NA            953,308
-----------------------------------------------------------------------------------------------------------------------


** For the fiscal year ended July 31, 1999 for both AIM High Yield Fund II and AIM Limited Maturity Treasury Fund, and for the fiscal year ended December 31, 1999 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

*** For the fiscal year ended July 31, 1998 for AIM Limited Maturity Treasury Fund, and for the fiscal year ended December 31, 1998 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

                                   APPENDIX E

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last four fiscal periods:

-----------------------------------------------------------------------------------------------------------------------
        FUND NAME             JULY 31, 2001         JULY 31, 2000*             1999**                  1998***
-----------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund             $168,568               $107,029               $177,468                $135,537
-----------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund II            50,000                 45,890                 64,643                    N/A
-----------------------------------------------------------------------------------------------------------------------
AIM Income Fund                  123,589                 72,169                111,839                 87,349
-----------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
Fund                             120,488                 63,465                 97,900                  80,271
-----------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
Treasury Fund                     81,565                 80,566                 70,069                  59,396
-----------------------------------------------------------------------------------------------------------------------
AIM Money Market Fund            150,215                118,024                 71,394                  83,475
-----------------------------------------------------------------------------------------------------------------------
AIM Municipal Bond Fund           96,500                 53,056                 91,647                  73,917
-----------------------------------------------------------------------------------------------------------------------

* AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting period for these funds was from January 1, 2000 through July 31, 2000.

** For the fiscal year ended July 31, 1999 for both AIM High Yield Fund II and AIM Limited Maturity Treasury Fund, and for the fiscal year ended December 31, 1999 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

*** For the fiscal year ended July 31, 1998 for AIM Limited Maturity Treasury Fund, and for the fiscal year ended December 31, 1998 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

                                   APPENDIX F

                              BROKERAGE COMMISSIONS


Brokerage commissions paid by each of the Funds listed below during the last four fiscal periods were as follows:


                                                     JULY 31,        JULY 31,
                      FUND                            2001            2000*            1999**           1998***
                      ----                           -------        -----------      ----------       ----------
AIM High Yield Fund................................   $ 3,642           $  2,882      $  102, 000         $14,000
AIM High Yield Fund II.............................    17,229              2,868            6,459             N/A
AIM Income Fund   .................................    10,514              8,000           44,000          12,000
AIM Intermediate Government Fund...................       -0-                -0-              -0-             -0-
AIM Limited Maturity Treasury Fund.................       -0-                -0-              -0-             -0-
AIM Money Market Fund..............................       -0-                -0-              -0-             -0-
AIM Municipal Bond Fund............................       -0-                -0-              -0-             -0-

  * AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore, the reporting period for these funds was from January 1, 2000 through July 31, 2000.

 ** For the fiscal year ended July 31, 1999 for both AIM High Yield Fund II and
    AIM Limited Maturity Treasury Fund, and for the fiscal year ended December 31, 1999 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

*** For the fiscal year ended July 31, 1998 for AIM Limited Maturity Treasury
    Fund, and for the fiscal year ended December 31, 1998 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

                                   APPENDIX G

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         LIST OF AMOUNTS PAID BY EACH CLASS OF SHARES TO AIM DISTRIBUTORS PURSUANT TO THE PLANS FOR THE FISCAL YEAR ENDED JULY 31, 2001.


                                                       CLASS A*                 CLASS B                  CLASS C
FUND                                                    SHARES                   SHARES                   SHARES
----                                                 -----------              -----------               ----------
AIM High Yield Fund                                  $ 2,103,766              $ 9,185,007                $ 911,721
AIM High Yield Fund II                                   141,295                  654,377                  134,273
AIM Income Fund                                          865,834                2,199,570                  335,692
AIM Intermediate Government Fund                         628,863                2,166,723                  453,524
AIM Limited Maturity Treasury Fund                       532,019                      N/A                      N/A
AIM Money Market Fund                                  2,283,574                3,621,846                  649,673
AIM Municipal Bond Fund                                  737,036                  757,423                  119,410

*    For AIM Cash Reserve Shares of AIM Money Market Fund

                                   APPENDIX H

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A Shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of the Funds during the fiscal year ended July 31, 2001, follows:



                                                     PRINTING &                  UNDERWRITERS        DEALERS
                                     ADVERTISING      MAILING      SEMINARS      COMPENSATION      COMPENSATION
                                     -----------     ----------    --------      -------------     ------------
AIM High Yield Fund.................  $         0   $       0       $    0        $      -0-       $ 2,103,766
AIM High Yield II Fund..............            0           0            0               -0-           141,295
AIM Income Fund.....................            0           0            0               -0-           865,834
AIM Intermediate Government Fund....            0           0            0               -0-           628,863
AIM Limited Maturity Treasury Fund..            0           0            0               -0-           532,019
AIM Money Market Fund...............            0           0            0               -0-         2,283,574
AIM Municipal Bond Fund.............            0           0            0               -0-           737,036

         An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the fiscal year ended July 31, 2001, follows:



                                                     PRINTING &                  UNDERWRITERS        DEALERS
                                     ADVERTISING      MAILING      SEMINARS      COMPENSATION      COMPENSATION
                                     -----------     ----------    --------      -------------     ------------
AIM High Yield Fund................. $    115,269   $  10,176   $   31,227    $    6,888,755    $    2,139,580
AIM High Yield Fund II..............       31,256       2,866        6,824           490,783           122,648
AIM Income Fund.....................       48,374       4,066       12,908         1,649,677           484,544
AIM Intermediate Government Fund....       51,796       4,468       14,893         1,625,042           470,524
AIM Limited Maturity Treasury Fund..          N/A         N/A          N/A               N/A               N/A
AIM Money Market Fund...............      112,900       9,437       29,710         2,716,385           753,414
AIM Municipal Bond Fund.............       15,488       1,231        4,560           568,067           168,077


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended July 31, 2001, follows:



                                                     PRINTING &                  UNDERWRITERS        DEALERS
                                     ADVERTISING      MAILING      SEMINARS      COMPENSATION      COMPENSATION
                                     -----------     ----------    --------      -------------     ------------
AIM High Yield Fund................. $     27,847   $   2,468   $    7,939    $      177,294    $      696,173
AIM High Yield Fund II..............        9,938         864        3,601            64,061            55,808
AIM Income Fund.....................       16,784       1,496        4,986           103,477           208,949
AIM Intermediate Government Fund....       18,049       1,524        5,819           114,022           314,111
AIM Limited Maturity Treasury Fund..          N/A         N/A          N/A               N/A               N/A
AIM Money Market Fund...............       48,095       4,221       13,530           294,952           288,875
AIM Municipal Bond Fund.............        7,004         693        1,924            43,294            66,495

                                   APPENDIX I

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of each Fund and the amount retained by AIM Distributors for the last four fiscal periods:

                                           JULY 31,               JULY 31,
                                             2001                  2000*                  1999**                   1998***
                                     --------------------   --------------------   ---------------------   -----------------------
                                       SALES      AMOUNT      SALES      AMOUNT      SALES       AMOUNT      SALES        AMOUNT
                                      CHARGES    RETAINED    CHARGES    RETAINED    CHARGES     RETAINED    CHARGES      RETAINED
                                     ---------   --------   ---------   --------   ----------   --------   ----------   ----------
AIM High Yield Fund                  $2,210,223  $388,238   $1,492,443  $265,022   $4,583,060   $800,330   $10,554,990  $1,822,464
AIM High Yield Fund II                  632,930   112,921      989,320   177,396      339,816     61,541           N/A         N/A
AIM Income Fund                       1,331,391   241,096      777,478   133,679    1,984,670    358,051     1,727,399     340,185
AIM Intermediate Government Fund      1,265,501   215,039      582,038   103,411    1,622,505    297,352     1,129,232     196,016
AIM Limited Maturity Treasury Fund      417,964   100,352      219,047    57,087      292,457     75,023       219,035      56,989
AIM Money Market Fund                       N/A       N/A          N/A       N/A          N/A        N/A     1,738,598     347,757
AIM Municipal Bond Fund                 524,615    94,615      167,101    33,406      524,426     97,187       556,829     100,100

  * AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore the reporting period for these funds was from January 1, 2000 through July 31, 2000.

 ** For the fiscal year ended July 31, 1999 for both AIM High Yield Fund II and
    AIM Limited Maturity Treasury Fund, and for the fiscal year ended December 31, 1999 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

*** For the fiscal year ended July 31, 1998 for AIM Limited Maturity Treasury
    Fund, and for the fiscal year ended December 31, 1998 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

         The following chart reflects the contingent deferred sales charges paid by Class A (for AIM Money Market Fund, AIM Cash Reserve Shares), Class B and Class C shareholders and retained by AIM Distributors for the last four fiscal periods:


                                                        JULY 31,          JULY 31,
                                                          2001             2000*           1999**         1998***
                                                      ----------        -----------     -----------      ---------
AIM High Yield Fund..............................    $  105,346          $136,582       $  423,986        $660,651
AIM High Yield Fund II...........................        14,684            15,557              111             N/A
AIM Income Fund..................................        52,982            23,462           48,455          99,010
AIM Intermediate Government Fund.................       209,395            44,911          171,470         108,148
AIM Limited Maturity Treasury Fund...............           N/A               N/A               15             N/A
AIM Money Market Fund............................     2,800,220           740,774        1,254,200         905,887
AIM Municipal Bond Fund..........................        25,351            31,486          123,118          48,077

  * AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund were in a different registrant prior to June 1, 2000; therefore the reporting period for these funds was from January 1, 2000 through July 31, 2000.

 ** For the fiscal year ended July 31, 1999 for both AIM High Yield Fund II and
    AIM Limited Maturity Treasury Fund, and for the fiscal year ended December 31, 1999 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

*** For the fiscal year ended July 31, 1998 for AIM Limited Maturity Treasury
    Fund, and for the fiscal year ended December 31, 1998 for each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund.

                                   APPENDIX J

                                PERFORMANCE DATA


The average annual total returns for each Fund, with respect to its Class A shares (for AIM Money Market Fund, AIM Cash Reserve Shares), for the periods ended July 31, 2001, are as follows:

                                                                     PERIODS ENDED
                                                                     JULY 31, 2001
                                                                     -------------
                                                                                         SINCE         INCEPTION
         CLASS A SHARES:                           1 YEAR       5 YEARS     10 YEARS    INCEPTION        DATE
         --------------                            ------       -------     --------    ---------      ---------
AIM High Yield Fund................................-23.79%       -3.29%        4.80%        8.11%      07/11/78
AIM High Yield Fund II.............................-21.46          N/A          N/A        -1.12       09/30/98
AIM Income Fund.................................... -0.59         4.01         6.57         7.17       05/03/68
AIM Intermediate Government Fund...................  4.66         5.44         5.83         6.64       04/28/87
AIM Limited Maturity Treasury Fund.................  7.45         5.64         5.58         6.27       12/15/87
AIM Municipal Bond Fund............................  3.14         4.11         5.70         6.38       03/28/77

         The average annual total returns for each Fund, with respect to its Class B shares, for the periods ended July 31, 2001, are as follows:

                                                                     PERIODS ENDED
                                                                     JULY 31, 2001
                                                                     -------------
                                                                                        SINCE          INCEPTION
         CLASS B SHARES:                                1 YEAR        5 YEARS         INCEPTION          DATE
         --------------                                 ------        -------         ---------        ----------
AIM High Yield Fund                                      -24.11%       -3.32%           0.69%          09/01/93
AIM High Yield Fund II................................   -21.82          N/A           -3.64           11/20/98
AIM Income Fund.......................................    -1.18         3.92            3.64           09/07/93
AIM Intermediate Government Fund......................     4.17         5.38            4.56           09/07/93
AIM Limited Maturity Treasury Fund....................      N/A          N/A             N/A              N/A
AIM Municipal Bond Fund...............................     2.46         3.97            3.87           09/01/93

         The average annual total returns for each Fund, with respect to its Class C shares, for the periods ended July 31, 2001, are as follows:


                                                                     PERIODS ENDED
                                                                     JULY 31, 2001
                                                                     -------------
                                                                                                      INCEPTION
         CLASS C SHARES:                                   1 YEAR         SINCE INCEPTION               DATE
         --------------                                    ------         ---------------             ---------
AIM High Yield Fund...................................     -21.22%              -7.48%                08/04/97
AIM High Yield Fund II................................     -18.73               -2.82                 11/20/98
AIM Income Fund.......................................       2.71                1.68                 08/04/97
AIM Intermediate Government Fund......................       8.08                5.10                 08/04/97
AIM Limited Maturity Treasury Fund....................        N/A                 N/A                    N/A
AIM Municipal Bond Fund...............................       6.34                3.63                 08/04/97

         The average annual total return for AIM Cash Reserve Shares of AIM Money Market Fund for the one-year period ended July 31, 2001, was 4.77%; for the five-year period ended July 31, 2001, was 4.64%; and since inception (October 16, 1993), was 4.45%.

CUMULATIVE TOTAL RETURN

         The cumulative total returns for each of the named Funds' Class A shares for the one-year, five-year and ten-year periods (or since inception, if shorter), ended July 31, 2001, are as follows:

                                                               PERIODS ENDED
                                                               JULY 31, 2001
                                                               -------------
                                                                                                SINCE         INCEPTION
         CLASS A SHARES:                         1 YEAR        5 YEARS          10 YEARS       INCEPTION         DATE
         --------------                          ------        -------          --------       ---------      ----------
AIM High Yield Fund                              -23.79%        -15.41%            59.86%       503.54%        07/11/78
AIM High Yield Fund II                           -21.46            N/A               N/A         -3.14         09/30/98
AIM Income Fund                                   -0.59          21.75             88.88        898.91         05/03/68
AIM Intermediate Government Fund                   4.66          30.35             76.28        150.22         04/28/87
AIM Limited Maturity Treasury Fund                 7.45          31.56             72.05        129.12         12/15/87
AIM Municipal Bond Fund                            3.14          22.28             74.00        351.01         03/28/77

         The cumulative total returns for each of the named Funds' Class B shares for the one-year, five-year and ten-year periods (or since inception, if shorter), ended July 31, 2001, are as follows:


                                                               PERIODS ENDED
                                                                JULY 31, 2001
                                                               --------------
                                                                                       SINCE             INCEPTION
         CLASS B SHARES:                                1 YEAR         5 YEARS       INCEPTION              DATE
         --------------                                 ------         -------       ---------           ----------
AIM High Yield Fund                                      -24.11%      -15.54%           5.61%            09/01/93
AIM High Yield Fund II................................   -21.82          N/A           -9.51             11/20/98
AIM Income Fund.......................................    -1.18        21.21           32.61             09/07/93
AIM Intermediate Government Fund......................     4.17        29.98           42.19             09/07/93
AIM Limited Maturity Treasury Fund....................      N/A          N/A             N/A                N/A
AIM Municipal Bond Fund...............................     2.46        21.49           35.06             09/01/93

         The cumulative total returns for each of the named Funds' Class C shares for the one-year, five-year and ten-year periods (or since inception, if shorter), ended July 31, 2001, are as follows:

                                                                     PERIODS ENDED
                                                                     JULY 31, 2001
                                                                     -------------                    INCEPTION
         CLASS C SHARES:                                   1 YEAR         SINCE INCEPTION                DATE
         --------------                                    ------         ---------------             ----------
AIM High Yield Fund...................................     -21.22%             -26.28%                08/04/97
AIM High Yield Fund II................................     -18.73               -7.42                 11/20/98
AIM Income Fund.......................................       2.71                6.89                 08/04/97
AIM Intermediate Government Fund......................       8.08               21.96                 08/04/97
AIM Limited Maturity Treasury Fund....................        N/A                 N/A                      N/A
AIM Municipal Bond Fund...............................       6.34               15.31                 08/04/97

         The cumulative total returns for AIM Cash Reserves Shares of AIM Money Market Fund for the one-year period ended July 31, 2001, was 4.77%; and for the five-year period ended July 31, 2001, was 25.44%; and since inception was 40.42%.

         The 30-day yields for each of the named Funds are as follows:

                                                                  30 DAYS ENDED
                                                                  JULY 31, 2001
                                                                  -------------
                                                    CLASS A          CLASS B         CLASS C
                                                    -------          -------         -------

         AIM High Yield Fund                          11.00%           10.76%          10.76%
         AIM High Yield Fund II                       10.31             9.94           9.94
         AIM Income Fund                               6.78             6.36           6.36
         AIM Intermediate Government Fund              4.91             4.40           4.40
         AIM Limited Maturity Treasury Fund            3.60              N/A            N/A
         AIM Municipal Bond Fund                       3.64             3.06           3.06

         The tax equivalent yield, assuming a tax rate of 39.1% for Class A shares, Class B shares and Class C shares of AIM Municipal Bond Fund are as follows:

                                                              TAX-EQUIVALENT YIELD
                                                                  JULY 31, 2001
                                                              --------------------
                                                      CLASS A          CLASS B         CLASS C
                                                      -------          -------         -------
         AIM Municipal Bond Fund                       5.98%            5.02%           5.02%


         The 7-day annualized yield for AIM Cash Reserve Shares, Class B shares and Class C shares of AIM Money Market Fund are as follows:

                                                                  7 DAYS ENDED
                                                                  JULY 31, 2001
                                                                  -------------
                                                    CASH RESERVE       CLASS B       CLASS C
                                                    ------------       -------       -------
         AIM Money Market Fund                         3.00%              2.25%         2.25%

         The distribution rates for each of the named Funds are as follows:

                                                                   30 DAYS ENDED
                                                                   JULY 31, 2001
                                                                   -------------
         30-DAY:                                    CLASS A          CLASS B         CLASS C
         -------                                    -------          -------         -------
         AIM High Yield Fund                          12.20%           11.44%          11.46%
         AIM High Yield Fund II                       11.57            10.75           10.75
         AIM Income Fund                               6.95             6.16            6.16
         AIM Intermediate Government Fund              5.48             4.68            4.69
         AIM Limited Maturity Treasury Fund            4.43              N/A             N/A
         AIM Municipal Bond Fund                       4.76             4.01            4.02


                                                                   12 MONTHS ENDED
                                                                   JULY 31, 2001
                                                                   ---------------
         12-MONTH:                                  CLASS A          CLASS B         CLASS C
         ---------                                 ---------         --------        -------
         AIM High Yield Fund                            14.88%         13.90%         13.93%
         AIM High Yield Fund II                         14.04          13.02          13.02
         AIM Income Fund                                 7.69           6.81           6.82
         AIM Intermediate Government Fund                5.92           5.14           5.16
         AIM Limited Maturity Treasury Fund              5.16             NA            N/A
         AIM Municipal Bond Fund                         4.25           4.26           4.26

                              FINANCIAL STATEMENTS








                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Yield Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
AIM High Yield Fund:

We have audited the accompanying statement of changes in net assets of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds) for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM High Yield Fund for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
July 31, 2001

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-91.73%

AEROSPACE & DEFENSE-1.79%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $17,960,000   $   19,127,400
---------------------------------------------------------------------------
Precision Partners, Inc., Sr. Unsec. Sub.
  Notes, 12.00%, 03/15/09                       17,895,000        8,142,225
===========================================================================
                                                                 27,269,625
===========================================================================

AIRLINES-1.36%

Air Canada (Canada), Sr. Unsec. Yankee Notes,
  10.25%, 03/15/11                              11,795,000       10,202,675
---------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                        10,650,000       10,561,392
===========================================================================
                                                                 20,764,067
===========================================================================

ALTERNATIVE CARRIERS-4.65%

Global Crossing Holdings Ltd. (Bermuda), Sr.
  Unsec. Gtd. Yankee Notes, 8.70%, 08/01/07     12,280,000        9,332,800
---------------------------------------------------------------------------
GT Group Telecom Inc. (Canada), Sr. Unsec.
  Disc. Yankee Notes, 13.25%, 02/01/10(a)       28,900,000        8,814,500
---------------------------------------------------------------------------
IMPSAT Fiber Networks Inc., Sr. Unsec. Notes,
  13.75%, 02/15/05                              12,000,000        2,820,000
---------------------------------------------------------------------------
Intermedia Communications Inc.,
  Sr. Notes, 8.88%, 11/01/07                     2,000,000        2,090,000
---------------------------------------------------------------------------
  Sr. Sub. Disc. Notes, 12.25%, 03/01/09(a)      2,910,000        2,531,700
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
    8.60%, 06/01/08                              2,830,000        2,929,050
---------------------------------------------------------------------------
    12.50%, 05/15/06                             6,010,000        6,408,162
---------------------------------------------------------------------------
  Series B, Sr. Disc. Notes, 11.25%,
    07/15/07(a)                                 32,620,000       32,171,475
---------------------------------------------------------------------------
Orion Network Systems, Inc., Sr. Gtd. Unsub.
  Notes, 11.25%, 01/15/07(b)                     9,230,000        3,738,150
===========================================================================
                                                                 70,835,837
===========================================================================

APPAREL RETAIL-0.79%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                              12,215,000       12,031,775
===========================================================================

AUTO PARTS & EQUIPMENT-0.82%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08             12,710,000       12,519,350
---------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%, 03/15/07(c)   23,770,000            2,377
===========================================================================
                                                                 12,521,727
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

BROADCASTING & CABLE TV-16.59%

Adelphia Communications Corp., Series B, Sr.
  Unsec. Notes,
  9.88%, 03/01/07                              $ 4,220,000   $    4,146,150
---------------------------------------------------------------------------
  10.88%, 10/01/10                              11,465,000       11,579,650
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.25%, 06/15/11        7,260,000        7,151,100
---------------------------------------------------------------------------
Allbritton Communications Co.,
  Sr. Sub. Notes, 8.88%, 02/01/08                2,900,000        2,885,500
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Deb., 9.75%, 11/30/07          1,950,000        2,018,250
---------------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr.
  Unsec. Yankee Notes, 14.00%, 07/15/10         17,540,000       12,891,900
---------------------------------------------------------------------------
CanWest Media Inc. (Canada), Sr. Sub. Yankee
  Notes, 10.63%, 05/15/11(d)                     3,875,000        4,068,750
---------------------------------------------------------------------------
Charter Communications Holdings, LLC/ Charter
  Communications Holdings Capital Corp., Sr.
  Unsec. Disc. Notes, 9.92%, 04/01/11(a)        39,150,000       27,013,500
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11        3,900,000        4,163,250
---------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
  7.63%, 07/15/18                                3,934,000        3,742,768
---------------------------------------------------------------------------
  7.88%, 02/15/18                                4,580,000        4,462,889
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.63%, 04/01/11(d)           8,700,000        8,771,340
---------------------------------------------------------------------------
Diamond Cable Communications PLC (United
  Kingdom),
  Sr. Unsec. Disc. Yankee Notes, 10.75%,
    02/15/07(a)                                 18,995,000        9,972,375
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 13.25%, 09/30/04      9,970,000        6,330,950
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Yankee Notes, 11.75%,
    12/15/05                                     1,150,000          718,750
---------------------------------------------------------------------------
Echostar Broadband Corp., Sr. Unsec. Notes,
  10.38%, 10/01/07                               6,480,000        6,771,600
---------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07(a)                    21,240,000       20,762,100
---------------------------------------------------------------------------
FrontierVision Operating Partners, L.P., Sr.
  Unsec. Sub. Notes, 11.00%, 10/15/06            7,000,000        7,280,000
---------------------------------------------------------------------------
Insight Midwest LP/Insight Capital Inc., Sr.
  Unsec. Notes, 10.50%, 11/01/10(d)              6,435,000        6,933,712
---------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(a)                    24,745,000        7,732,812
---------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., Sr.
  Notes, 9.50%, 01/15/13(d)                      8,140,000        8,262,100
---------------------------------------------------------------------------
NTL Communications Corp.,
  Sr. Unsec. Disc. Notes, 12.38%, 10/01/08      12,030,000        5,473,650
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 11.50%, 10/01/08            19,570,000       12,916,200
---------------------------------------------------------------------------
NTL Inc.-Series B, Sr. Notes, 11.50%,
  02/01/06                                       5,083,000        3,418,318
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
BROADCASTING & CABLE TV-(CONTINUED)

ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09            $20,600,000   $   15,347,000
---------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                         7,700,000        7,122,500
---------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Unsec. Notes, 12.50%, 08/01/07                17,500,000       17,762,500
---------------------------------------------------------------------------
Radio One, Inc., Sr. Sub. Notes, 8.88%,
  07/01/11(d)                                    5,600,000        5,740,000
---------------------------------------------------------------------------
Salem Communications Holding Corp., Sr. Sub.
  Notes, 9.00%, 07/01/11(d)                      4,530,000        4,631,925
---------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee Notes,
  11.25%, 02/01/10                              21,290,000        9,048,250
---------------------------------------------------------------------------
  11.50%, 02/01/10                               8,200,000        3,485,000
===========================================================================
                                                                252,604,789
===========================================================================

BUILDING PRODUCTS-1.56%

Brand Scaffold Services, Inc., Sr. Unsec.
  Notes, 10.25%, 02/15/08                        9,930,000        9,259,725
---------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                       15,190,000       14,506,450
===========================================================================
                                                                 23,766,175
===========================================================================

CASINOS & GAMING-4.72%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                       13,530,000       14,409,450
---------------------------------------------------------------------------
Argosy Gaming Co., Sr. Unsec. Sub. Notes,
  9.00%, 09/01/11                                2,720,000        2,767,600
---------------------------------------------------------------------------
Boyd Gaming Corp.,
  Sr. Unsec. Notes, 9.25%, 08/01/09(d)           6,000,000        6,015,000
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.50%, 07/15/07         2,400,000        2,352,000
---------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                        8,880,000        9,412,800
---------------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. First Mortgage
  Notes, 13.00%, 08/01/06                        4,585,000        4,516,225
---------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub.
  Notes, 8.75%, 04/15/09                         3,720,000        3,422,400
---------------------------------------------------------------------------
MGM Mirage Inc., Sr. Unsec. Gtd. Sub. Notes,
  8.38%, 02/01/11                                2,260,000        2,293,900
---------------------------------------------------------------------------
  9.75%, 06/01/07                               12,240,000       13,280,400
---------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Sub. Notes, 8.88%, 09/15/08                    4,570,000        4,752,800
---------------------------------------------------------------------------
Resort at Summerlin LP-Series B, Sr. Sub.
  Notes, 13.00%, 12/15/07(c)                    25,769,000          386,535
---------------------------------------------------------------------------
Venetian Casino Resort LLC, Sec. Gtd.
  Mortgage Notes, 12.25%, 11/15/04               7,690,000        8,189,850
===========================================================================
                                                                 71,798,960
===========================================================================

COMMERCIAL PRINTING-0.20%

MDC Corp. Inc. (Canada), Sr. Unsec. Sub.
  Yankee Notes, 10.50%, 12/01/06                 3,295,000        3,080,825
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

COMMODITY CHEMICALS-0.83%

ISP Chemco Inc., Sr. Sub. Notes, 10.25%,
  07/01/11(d)                                  $ 9,870,000   $    9,919,350
---------------------------------------------------------------------------
Millennium America Inc., Sr. Notes, 9.25%,
  06/15/08(d)                                    2,720,000        2,767,600
===========================================================================
                                                                 12,686,950
===========================================================================

CONSTRUCTION & ENGINEERING-0.83%

First Wave Marine, Inc., Sr. Unsec. Notes,
  11.00%, 02/01/08(c)                           22,835,000        1,826,800
---------------------------------------------------------------------------
Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 06/01/08                              11,255,000       10,861,075
===========================================================================
                                                                 12,687,875
===========================================================================

CONSTRUCTION & FARM MACHINERY-0.76%

AGCO Corp., Sr. Unsec. Notes, 9.50%,
  05/01/08(d)                                   11,580,000       11,522,100
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.65%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                  11,325,000        9,966,000
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.55%

Alamosa Delaware Inc., Sr. Notes, 12.50%,
  02/01/11(d)                                    8,630,000        8,327,950
===========================================================================

DIVERSIFIED METALS & MINING-1.09%

Centaur Mining and Exploration Ltd.
  (Australia), Sr. Gtd. Yankee Notes, 11.00%,
  12/01/07(c)                                   28,800,000        3,024,000
---------------------------------------------------------------------------
Doe Run Resources Corp. (The)-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 11.25%, 03/15/05      15,000,000        5,325,000
---------------------------------------------------------------------------
Neenah Corp.-Series D, Sr. Sub. Notes,
  11.13%, 05/01/07                              15,000,000        8,175,000
===========================================================================
                                                                 16,524,000
===========================================================================

DRUG RETAIL-0.10%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                                1,765,000        1,500,250
===========================================================================

ELECTRIC UTILITIES-3.59%

AES Corp. (The),
  Sr. Unsec. Notes, 9.50%, 06/01/09              5,480,000        5,562,200
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
    8.75%, 06/15/08                             10,690,000       10,529,650
---------------------------------------------------------------------------
    9.38%, 09/15/10                              7,880,000        7,978,500
---------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08         9,235,000        9,262,520
---------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.63%,
  08/15/10                                       3,600,000        3,707,208
---------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                9,000,000        9,277,380
---------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08(d)                            8,155,000        8,323,401
===========================================================================
                                                                 54,640,859
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-2.25%

Cherokee International LCC-Series B, Sr.
  Unsec. Sub. Notes, 10.50%, 05/01/09          $11,350,000   $    8,001,750
---------------------------------------------------------------------------
Dayton Superior Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 06/15/09                        9,580,000        9,723,700
---------------------------------------------------------------------------
Flextronics International Ltd. (Singapore),
  Sr. Unsec. Yankee Sub. Notes, 9.88%,
  07/01/10                                       7,360,000        7,580,800
---------------------------------------------------------------------------
Knowles Electronics Inc., Sr. Unsec. Gtd.
  Sub. Notes, 13.13%, 10/15/09                   9,860,000        8,972,600
===========================================================================
                                                                 34,278,850
===========================================================================

EMPLOYMENT SERVICES-0.77%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                       12,675,000       11,724,375
===========================================================================

ENVIRONMENTAL SERVICES-0.79%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09      11,455,000       12,027,750
===========================================================================

FOREST PRODUCTS-0.31%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08       4,930,000        4,683,500
===========================================================================

GENERAL MERCHANDISE STORES-0.93%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                        9,600,000        9,456,000
---------------------------------------------------------------------------
Travelcenters of America Inc., Sr. Unsec.
  Gtd. Sub. Notes, 12.75%, 05/01/09              4,500,000        4,657,500
===========================================================================
                                                                 14,113,500
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.26%

Fresenius Medical Care Capital Trust, Pfd.
  Gtd. Notes, 7.88%, 06/15/11(d)                11,715,000       11,597,850
---------------------------------------------------------------------------
Omnicare, Inc., Sr. Sub. Notes, 8.13%,
  03/15/11(d)                                    4,800,000        4,896,000
---------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sub.
  Notes, 9.75%, 08/01/11(d)                      2,635,000        2,700,875
===========================================================================
                                                                 19,194,725
===========================================================================

HEALTH CARE FACILITIES-0.83%

Magellan Health Services, Inc., Sr. Notes,
  9.38%, 11/15/07(d)                             3,545,000        3,642,488
---------------------------------------------------------------------------
Select Medical Corp., Sr. Sub. Notes, 9.50%,
  06/15/09(d)                                    5,320,000        5,240,200
---------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Gtd. Notes,
  8.75%, 05/01/09(d)                             3,575,000        3,700,125
===========================================================================
                                                                 12,582,813
===========================================================================

HEALTH CARE SUPPLIES-0.57%

DJ Orthopedics, LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                        8,700,000        8,700,000
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

HOME FURNISHINGS-2.09%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09            $ 9,065,000   $    8,747,725
---------------------------------------------------------------------------
Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 04/15/07(c)                           24,915,000          622,875
---------------------------------------------------------------------------
Imperial Home Decor Group-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 11.00%, 03/15/08(c)   19,100,000          191,000
---------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 13.38%, 10/15/09      13,515,000        9,629,438
---------------------------------------------------------------------------
Sealy Mattress Co., Sr. Sub. Notes, 9.88%,
  12/15/07(d)                                   10,830,000       10,775,850
---------------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 12.75%, 08/15/07                   2,025,000        1,893,375
===========================================================================
                                                                 31,860,263
===========================================================================

HOMEBUILDING-2.72%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                   9,165,000        9,577,425
---------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Notes,
  9.95%, 05/01/10                                9,860,000       10,796,700
---------------------------------------------------------------------------
Schuler Homes, Inc.,
  Sr. Sub. Notes, 10.50%, 07/15/11(d)            4,530,000        4,665,900
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08         3,800,000        3,781,000
---------------------------------------------------------------------------
WCI Communities Inc., Sr. Sub. Notes, 10.63%,
  02/15/11(d)                                   11,770,000       12,593,900
===========================================================================
                                                                 41,414,925
===========================================================================

HOUSEHOLD APPLIANCES-0.38%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                               5,850,000        5,850,000
===========================================================================

INDUSTRIAL CONGLOMERATES-0.61%

Jordan Industries, Inc.-Series D, Sr. Unsec.
  Notes, 10.38%, 08/01/07                       10,550,000        9,231,250
===========================================================================

INDUSTRIAL MACHINERY-0.16%

Actuant Corp., Sr. Unsec. Gtd. Sub. Bonds,
  13.00%, 05/01/09                               2,280,000        2,365,500
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-4.34%

ICG Services, Inc., Sr. Unsec. Disc. Notes,
  10.00%, 02/15/08(a)(c)                        79,250,000        9,906,250
---------------------------------------------------------------------------
Jazztel PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 14.00%, 04/01/09                 2,000,000          730,000
---------------------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr. Unsec. Notes,
  13.50%, 05/15/09                              21,100,000        3,692,500
---------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      17,700,000        8,584,500
---------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                      15,155,000       10,684,275
---------------------------------------------------------------------------
PF.Net Communications, Inc., Sr. Unsec.
  Notes, 13.75%, 05/15/10                       18,200,000        5,551,000
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Yankee Sub.
  Notes, 11.25%, 12/01/09                      $11,400,000   $   11,001,000
---------------------------------------------------------------------------
Time Warner Telecom Inc., Sr. Unsec. Sub.
  Notes, 10.13%, 02/01/11                        6,800,000        6,154,000
---------------------------------------------------------------------------
Versatel Telecom International N.V.
  (Netherlands),
  Sr. Unsec. Yankee Notes, 13.25%, 05/15/08  12,810,000           3,907,050
---------------------------------------------------------------------------
  Sr. Yankee Notes, 13.25%, 05/15/08            19,100,000        5,825,500
===========================================================================
                                                                 66,036,075
===========================================================================

INTERNET SOFTWARE & SERVICES-0.92%

Equinix, Inc., Sr. Unsec. Notes, 13.00%,
  12/01/07                                      15,110,000        6,081,775
---------------------------------------------------------------------------
Exodus Communications, Inc., Sr. Unsec.
  Notes, 11.25%, 07/01/08                        6,000,000        1,890,000
---------------------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes, 12.50%,
  02/01/10                                      19,750,000        5,974,375
===========================================================================
                                                                 13,946,150
===========================================================================

LEISURE FACILITIES-0.12%

Six Flags, Inc., Sr. Unsec. Notes, 9.75%,
  06/15/07                                       1,835,000        1,885,463
===========================================================================

LIFE & HEALTH INSURANCE-0.46%

Conseco, Inc., Sr. Unsec. Notes,
  8.75%, 02/09/04                                1,740,000        1,639,950
---------------------------------------------------------------------------
  10.75%, 06/15/08                               5,440,000        5,365,200
===========================================================================
                                                                  7,005,150
===========================================================================

METAL & GLASS CONTAINERS-0.18%

Riverwood International Corp., Sr. Unsec.
  Gtd. Notes, 10.25%, 04/01/06                   2,690,000        2,763,975
===========================================================================

MOVIES & ENTERTAINMENT-1.02%

Alliance Atlantis Communications Inc.
  (Canada), Sr. Unsec. Sub. Notes, 13.00%,
  12/15/09                                       4,540,000        4,835,100
---------------------------------------------------------------------------
AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                         6,595,000        6,001,450
---------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11(d)                4,530,000        4,699,875
===========================================================================
                                                                 15,536,425
===========================================================================

OIL & GAS DRILLING-0.70%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                               9,765,000       10,595,025
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.41%

Lone Star Technologies, Inc., Sr. Sub. Notes,
  9.00%, 06/01/11(d)                             1,265,000        1,220,725
---------------------------------------------------------------------------
SESI LLC, Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11(d)                                    5,350,000        5,082,500
===========================================================================
                                                                  6,303,225
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

OIL & GAS EXPLORATION & PRODUCTION-6.55%

Abraxas Petroleum Corp.,
  Series A, Sr. Unsec. Gtd. Notes, 11.50%,
    11/01/04                                   $ 8,644,000   $    7,736,380
---------------------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Notes, 12.88%,
    03/15/03                                    14,250,000       14,606,250
---------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.13%, 04/01/11                        11,170,000       10,779,050
---------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                       11,025,000       11,410,875
---------------------------------------------------------------------------
Forest Oil Corp., Sr. Notes, 8.00%,
  06/15/08(d)                                    6,990,000        6,955,050
---------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                      13,810,000       14,569,550
---------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr. Unsec.
  Gtd. Notes, 9.63%, 04/01/10                   13,000,000       14,170,000
---------------------------------------------------------------------------
Pogo Producing Co.-Series B, Sr. Unsec. Sub.
  Notes, 10.38%, 02/15/09                       18,335,000       19,435,100
===========================================================================
                                                                 99,662,255
===========================================================================

OIL & GAS REFINING & MARKETING-1.69%

Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                       14,670,000       12,982,950
---------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                  12,000,000       12,780,000
===========================================================================
                                                                 25,762,950
===========================================================================

PAPER PRODUCTS-0.46%

Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Notes, 8.50%, 02/01/11                    6,730,000        6,965,550
===========================================================================

PERSONAL PRODUCTS-0.72%

Elizabeth Arden, Inc., Sr. Sec. Notes,
  11.75%, 02/01/11                               4,040,000        4,282,400
---------------------------------------------------------------------------
Playtex Products Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.38%, 06/01/11(d)                      6,420,000        6,628,650
===========================================================================
                                                                 10,911,050
===========================================================================

PHARMACEUTICALS-1.52%

Warner Chilcott, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08                  20,650,000       23,128,000
===========================================================================

PHOTOGRAPHIC PRODUCTS-0.15%

Polaroid Corp., Sr. Unsec. Notes, 11.50%,
  02/15/06(c)                                   12,760,000        2,233,000
===========================================================================

PUBLISHING & PRINTING-0.28%

Primedia Inc., Sr. Notes, 8.88%, 05/15/11(d)     4,450,000        4,294,250
===========================================================================

RAILROADS-2.08%

TFM S.A. de C.V. (Mexico), Sr. Gtd. Disc.
  Yankee Notes, 11.75%, 06/15/09(a)              9,778,000        8,115,740
---------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Notes, 9.50%, 10/01/08                         8,200,000        8,733,000
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
RAILROADS-(CONTINUED)

Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10            $14,375,000   $   14,878,125
===========================================================================
                                                                 31,726,865
===========================================================================

REAL ESTATE INVESTMENT TRUSTS-0.26%

Felcor Lodging LP, Sr. Notes, 8.50%,
  06/01/11(d)                                    4,110,000        3,986,700
===========================================================================

SPECIALTY STORES-1.34%

CSK Auto Inc.-Series A, Sr. Gtd. Sub. Deb.,
  11.00%, 11/01/06                              10,860,000        8,199,300
---------------------------------------------------------------------------
United Rentals (North America) Inc., Sr.
  Unsec. Gtd. Notes, 10.75%, 04/15/08(d)        11,350,000       12,144,500
===========================================================================
                                                                 20,343,800
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-2.43%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                               8,130,000        7,276,350
---------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Sr. Disc. Notes, 12.00%, 07/15/08(a)          30,300,000       14,695,500
---------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(a)   15,170,000        6,143,850
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Sub. Notes, 12.50%,
    11/15/10                                     9,600,000        8,880,000
===========================================================================
                                                                 36,995,700
===========================================================================

TEXTILES-0.67%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                      10,075,000       10,125,375
===========================================================================

TRUCKING-2.34%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                  15,630,000       17,622,825
---------------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(d)                    19,450,000       17,991,250
===========================================================================
                                                                 35,614,075
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-8.54%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(a)(b)                        12,720,000        8,204,400
---------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(a)                     3,635,000        1,890,200
---------------------------------------------------------------------------
American Tower Corp., Sr. Notes, 9.38%,
  02/01/09                                      11,750,000       10,898,125
---------------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Notes, 9.38%, 08/01/11(d)                  1,000,000          900,000
---------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(a)   13,249,000       10,466,710
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11            11,600,000       11,339,000
---------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 14.00%, 10/01/10(a)                    27,500,000        9,487,500
---------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(a)                                    5,900,000        2,212,500
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

IWO Holdings, Inc., Sr. Notes, 14.00%,
  01/15/11(b)(d)                               $13,380,000   $   11,573,700
---------------------------------------------------------------------------
Microcell Telecommunications Inc.-Series B,
  (Canada), Sr. Disc. Yankee Notes, 14.00%,
  06/01/06(a)                                    1,800,000        1,359,000
---------------------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Notes, 12.00%, 11/01/08                   29,040,000       27,297,600
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 02/01/11              5,210,000        4,324,300
---------------------------------------------------------------------------
Nextel International, Inc.,
  Sr. Unsec. Disc. Notes, 12.13%, 04/15/08(a)   32,815,000        6,398,925
---------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 12.75%,
    08/01/10                                    17,600,000        4,928,000
---------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 01/15/11                               8,410,000        7,779,250
---------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.38%, 02/01/11                                4,400,000        4,422,000
---------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Sub. Notes, 14.00%, 04/15/10(a)         20,930,000        6,592,950
===========================================================================
                                                                130,074,160
===========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $1,842,689,969)                             1,396,452,433
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
STOCKS & OTHER EQUITY INTERESTS-3.25%

AEROSPACE & DEFENSE-0.00%

Earthwatch Inc.-$.30 PIK Conv. Pfd.- Series
  C, (Acquired 09/15/99-12/15/00; Cost
  $53,343)(e)(f)                                 1,882,602   $       18,826
---------------------------------------------------------------------------
Earthwatch Inc.-Series C, $1.20, Conv. Pfd         117,221            2,344
===========================================================================
                                                                     21,170
===========================================================================

AIR FREIGHT & COURIERS-0.00%

Pegasus Shipping Hellas Co. (Bermuda)(f)            15,000                0
===========================================================================

ALTERNATIVE CARRIERS-0.00%

Convergent Communications, Inc.(g)                 179,280            1,614
===========================================================================

BROADCASTING & CABLE TV-0.04%

UnitedGlobalCom Inc.-Class A(g)                     83,896          565,459
===========================================================================

HEALTH CARE FACILITIES-0.10%

Tenet Healthcare Corp.(g)                           26,460        1,468,795
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.24%

Versatel Telecom International N.V.-ADR
  (Netherlands)(g)                                 452,021          723,234
---------------------------------------------------------------------------
AT&T Latin America Corp.-Class A(g)                804,650        2,912,833
===========================================================================
                                                                  3,636,067
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.20%

Abraxas Petroleum Corp.(g)                         889,730        3,042,877
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

TELECOMMUNICATIONS EQUIPMENT-0.06%

World Access, Inc.-Series D, Conv. Pfd.
  (Acquired 03/03/00; Cost $16,365,448)(e)(g)       16,707   $    1,002,420
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.61%

Microcell Telecommunications Inc. (Canada)(g)      253,257        1,732,278
---------------------------------------------------------------------------
AirGate PCS, Inc.(g)                                61,003        3,489,982
---------------------------------------------------------------------------
Celcaribe S.A., Ordinary Trust Ctfs.
  (Acquired 05/17/94-01/23/97; Cost $0)(e)(g)                     2,276,400
---------------------------------------------------------------------------
Crown Castle International Corp.(g)                 25,342          247,084
---------------------------------------------------------------------------
Crown Castle International Corp.-$3.13 Conv.
  Pfd(g)                                           248,000        6,263,488
---------------------------------------------------------------------------
Dobson Communications Corp.-$122.50 PIK Pfd         25,744       24,070,640
---------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(g)             104,390        1,738,093
===========================================================================
                                                                 39,817,965
===========================================================================
    Total Stocks & Other Equity Interests
      (Cost $67,129,575)                                         49,556,367
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
WARRANTS-0.28%

AIR FREIGHT & COURIERS-0.00%

Pegasus Shipping Hellas Co. (Bermuda)- Wts.,
  expiring 07/01/08 (Acquired 06/24/98; Cost
  $0)(e)(h)                                         15,000   $            0
===========================================================================

ALTERNATIVE CARRIERS-0.06%

Globalstar Telecom-Wts., expiring 02/15/04
  (Acquired 01/05/00; Cost $11,790)(e)(h)               45                0
---------------------------------------------------------------------------
GT Group Telecom Inc. (Canada)-Wts., expiring
  02/01/10 (Acquired 09/18/00; Cost
  $3,113,913)(e)(h)                                 28,900          867,000
===========================================================================
                                                                    867,000
===========================================================================

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98-02/01/00; Cost
  $270)(e)(h)                                       47,295              473
===========================================================================

CASINOS & GAMING-0.00%

Resort At Summerlin LP-Wts., expiring
  12/15/07(h)                                       21,198              212
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.02%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(e)(h)                                     9,580          196,390
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.00%

Electronic Retailing Systems International,
  Inc.-Wts., expiring 02/01/04(h)                   18,802              188
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost $0)(e)(h)       13,500   $      138,375
===========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B-Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(e)(h)                                    20,195           11,107
---------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost $0)(e)(h)       20,195           11,107
---------------------------------------------------------------------------
Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost $0)(e)(h)                 2,025           21,262
===========================================================================
                                                                     43,476
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  4/15/08(h)                                            35               96
---------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(e)(h)                          15,155            7,578
---------------------------------------------------------------------------
PF.Net Communications, Inc.-Wts., expiring
  05/15/10 (Acquired 07/19/00; Cost $0)(e)(h)       18,200           36,400
===========================================================================
                                                                     44,074
===========================================================================

INTERNET SOFTWARE & SERVICES- 0.02%

Equinix, Inc.-Wts., expiring 12/01/07
  (Acquired 05/30/00; Cost $0)(e)(h)                15,110          322,750
---------------------------------------------------------------------------
ZNet Internet Services-Wts., expiring
  07/01/09(h)                                       23,000            5,980
===========================================================================
                                                                    328,730
===========================================================================

RAILROADS-0.06%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(e)(h)                14,375          923,594
===========================================================================

SPECIALTY CHEMICALS-0.00%

Sterling Chemicals Holdings-Wts., expiring
  08/15/08(h)                                        7,500            4,950
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.00%

Long Distance International, Inc.-Wts.,
  expiring 04/13/08(h)                              25,620              256
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.11%

Horizon PCS, Inc.-Wts., Expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(e)(h)                27,500          556,875
---------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 7/15/10 (Acquired
  01/29/01; Cost $0)(e)(h)                           5,900          119,475
---------------------------------------------------------------------------
Nextel International, Inc.-Wts., expiring
  04/15/07(h)                                       39,500          602,375
---------------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(e)(h)                25,930          388,950
===========================================================================
                                                                  1,667,675
===========================================================================
    Total Warrants (Cost $3,529,065)                              4,215,393
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
MONEY MARKET FUNDS-1.73%

STIC Liquid Assets Portfolio(i)                 13,185,294   $   13,185,294
---------------------------------------------------------------------------
STIC Prime Portfolio(i)                         13,185,294   $   13,185,294
===========================================================================
    Total Money Market Funds (Cost
      $26,370,588)                                               26,370,588
===========================================================================
TOTAL INVESTMENTS-96.99% (Cost
  $1,939,719,197)                                             1,476,594,781
===========================================================================
OTHER ASSETS LESS LIABILITIES-3.01%                              45,825,292
===========================================================================
NET ASSETS-100.00%                                           $1,522,420,073
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     -- American Depositary Receipt
Conv.   -- Convertible
Ctfs.   -- Certificates
Deb.    -- Debentures
Disc.   -- Discounted
Gtd.    -- Guaranteed
Pfd.    -- Preferred
PIK     -- Payment in Kind
Sec.    -- Secured
Sr.     -- Senior
Sub.    -- Subordinated
Unsec.  -- Unsecured
Unsub.  -- Unsubordinated
Wts.    -- Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(e) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/01 was $6,898,982, which represented 0.45% of the Fund's net assets.
(f) Security fair valued in accordance with the procedures established by the Board of Trustees.
(g)  Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, at market value (cost
  $1,939,719,197)                              $1,476,594,781
-------------------------------------------------------------
Receivables for:
  Investments sold                                 10,442,492
-------------------------------------------------------------
  Fund shares sold                                  4,426,618
-------------------------------------------------------------
  Dividends and interest                           43,896,070
-------------------------------------------------------------
Investment for deferred compensation plan              98,213
-------------------------------------------------------------
Other assets                                          182,284
=============================================================
    Total assets                                1,535,640,458
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            4,793,634
-------------------------------------------------------------
  Dividends                                         7,084,580
-------------------------------------------------------------
  Deferred compensation plan                           98,213
-------------------------------------------------------------
  Deferred interest income                              6,260
-------------------------------------------------------------
Accrued administrative services fees                    1,772
-------------------------------------------------------------
Accrued distribution fees                             936,680
-------------------------------------------------------------
Accrued trustees' fees                                    989
-------------------------------------------------------------
Accrued transfer agent fees                           151,268
-------------------------------------------------------------
Accrued operating expenses                            146,989
=============================================================
    Total liabilities                              13,220,385
=============================================================
Net assets applicable to shares outstanding    $1,522,420,073
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $  683,844,858
_____________________________________________________________
=============================================================
Class B                                        $  756,704,103
_____________________________________________________________
=============================================================
Class C                                        $   81,871,112
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           138,934,599
_____________________________________________________________
=============================================================
Class B                                           153,408,566
_____________________________________________________________
=============================================================
Class C                                            16,644,877
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $         4.92
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.92 divided by
      95.25%)                                  $         5.17
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $         4.93
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $         4.92
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                       $ 229,547,412
------------------------------------------------------------
Dividends                                          5,829,430
------------------------------------------------------------
Dividends from affiliated money market funds       4,663,320
============================================================
    Total investment income                      240,040,162
============================================================

EXPENSES:

Advisory fees                                      9,230,307
------------------------------------------------------------
Administrative services fees                         168,568
------------------------------------------------------------
Custodian fees                                       157,341
------------------------------------------------------------
Distribution fees -- Class A                       2,103,766
------------------------------------------------------------
Distribution fees -- Class B                       9,185,007
------------------------------------------------------------
Distribution fees -- Class C                         911,721
------------------------------------------------------------
Transfer agent fees -- Class A                     1,455,211
------------------------------------------------------------
Transfer agent fees -- Class B                     1,653,634
------------------------------------------------------------
Transfer agent fees -- Class C                       164,143
------------------------------------------------------------
Trustees' fees                                        14,256
------------------------------------------------------------
Other                                                968,232
============================================================
    Total expenses                                26,012,186
============================================================
Less: Fees waived                                       (835)
------------------------------------------------------------
    Expenses paid indirectly                        (110,822)
============================================================
    Net expenses                                  25,900,529
============================================================
Net investment income                            214,139,633
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                    (521,648,172)
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (132,633,058)
============================================================
Net gain (loss) from investment securities      (654,281,230)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(440,141,597)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2001, the seven months ended July 31, 2000 and the year ended December 31, 2000.

                                                                YEAR ENDED      SEVEN MONTHS ENDED      YEAR ENDED
                                                                 JULY 31,            JULY 31,          DECEMBER 31,
                                                                   2001                2000                1999
                                                              --------------    ------------------    --------------
OPERATIONS:

  Net investment income                                       $  214,139,633      $  161,678,846      $  332,131,498
--------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (521,648,172)       (248,282,272)       (269,838,431)
--------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (132,633,058)       (113,824,748)          1,279,047
====================================================================================================================
    Net increase (decrease) in net assets resulting from
       operations                                               (440,141,597)       (200,428,174)         63,572,114
====================================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (101,172,746)        (77,895,270)       (159,655,684)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (102,753,707)        (81,662,712)       (165,609,472)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        (10,213,180)         (7,223,368)        (12,356,480)
====================================================================================================================
Return of Capital
  Class A                                                         (4,772,897)         (2,891,943)         (2,837,931)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         (5,196,404)         (3,303,456)         (3,209,458)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                           (519,501)           (292,296)           (239,296)
====================================================================================================================
Distributions in excess of net investment income:
  Class A                                                         (1,659,640)                 --            (520,904)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         (1,806,903)                 --            (589,357)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                           (180,642)                 --             (43,823)
====================================================================================================================
Share transactions-net:
  Class A                                                        (73,156,301)       (141,076,710)       (181,118,609)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (114,095,709)       (163,296,867)       (116,020,002)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          4,602,693          (2,482,351)         27,659,521
====================================================================================================================
Net increase (decrease) in net assets                           (851,066,534)       (680,553,147)       (550,969,381)
====================================================================================================================

NET ASSETS:

  Beginning of year                                            2,373,486,607       3,054,039,754       3,605,009,135
====================================================================================================================
  End of year                                                 $1,522,420,073      $2,373,486,607      $3,054,039,754
____________________________________________________________________________________________________________________
====================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $3,228,343,419      $3,422,514,855      $3,735,858,478
--------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (6,179,915)         (3,613,421)           (100,711)
--------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                (1,236,619,015)       (714,923,469)       (465,051,403)
--------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (463,124,416)       (330,491,358)       (216,666,610)
====================================================================================================================
                                                              $1,522,420,073      $2,373,486,607      $3,045,039,754
____________________________________________________________________________________________________________________
====================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On July 31, 2001, undistributed net investment income was increased by $11,569,493, undistributed net realized gains decreased by $47,374 and paid-in capital decreased by $11,522,119 as a result of differing book/tax treatment of return of capital distribution reclass and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $845,107,522 as of July 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009.

E. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. For the year ended July 31, 2001, AIM waived fees of $835.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $168,568 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2001, AFS was paid $2,030,558 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $2,103,766, $9,185,007 and $911,721, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $388,238 from sales of the Class A shares of the Fund during the year ended July 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2001, AIM Distributors received $105,346 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $7,066 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $35,627 and reductions in custodian fees of $75,195 under expense offset arrangements which resulted in a reduction of the Fund's expenses of $110,822.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2001 was $972,331,347 and $1,248,372,566, respectively.


The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $  54,805,726
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (523,117,026)
=============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                    $(468,311,300)
_____________________________________________________________________________
=============================================================================
Cost of investments for tax purposes is $1,944,906,081.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the year ended July 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                          YEAR ENDED                   SEVEN MONTHS ENDED                   YEAR ENDED
                                         JULY 31, 2001                   JULY 31, 2000                   DECEMBER 31, 1999
                                 -----------------------------    ----------------------------    -------------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT           SHARES           AMOUNT
                                 ------------    -------------    -----------    -------------    ------------    ---------------
Sold:
  Class A                          88,790,617    $ 503,250,413     29,346,531    $ 221,060,411      87,500,179    $   744,553,292
---------------------------------------------------------------------------------------------------------------------------------
  Class B                          36,141,916      204,218,189     18,742,023      140,014,267      46,805,949        400,392,138
---------------------------------------------------------------------------------------------------------------------------------
  Class C                          10,285,951       58,789,265      6,229,247       47,023,748      10,550,688         89,612,238
=================================================================================================================================
Issued as reinvestment of
  dividends:
  Class A                          12,173,551       68,377,402      6,800,148       50,644,208      12,419,332        104,772,227
---------------------------------------------------------------------------------------------------------------------------------
  Class B                           8,839,237       49,784,875      5,317,053       39,676,757      10,055,937         84,833,641
---------------------------------------------------------------------------------------------------------------------------------
  Class C                           1,176,597        6,579,431        623,821        4,641,763         975,391          8,192,752
=================================================================================================================================
Reacquired:
  Class A                        (112,890,159)    (644,784,116)   (54,468,978)    (412,781,329)   (121,294,314)    (1,030,444,128)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                         (63,698,704)    (368,098,773)   (45,276,418)    (342,987,891)    (71,318,813)      (601,245,781)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                         (10,589,223)     (60,766,003)    (7,191,956)     (54,147,862)     (8,365,761)       (70,145,469)
=================================================================================================================================
                                  (29,770,217)   $(182,649,317)   (39,878,529)   $(306,855,928)    (32,671,412)   $  (269,479,090)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                         ----------------------------------------------------------------------------------------
                                         YEAR ENDED    SEVEN MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                          JULY 31,          JULY 31,         ----------------------------------------------------
                                            2001              2000              1999          1998          1997          1996
                                         ----------    ------------------    ----------    ----------    ----------    ----------
Net asset value, beginning of period     $    7.00         $     8.07        $     8.77    $    10.16    $     9.88    $     9.43
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.68               0.47              0.85          0.92          0.90          0.92
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           (2.03)             (1.03)            (0.66)        (1.40)         0.28          0.46
=================================================================================================================================
    Total from investment operations         (1.35)             (0.56)             0.19         (0.48)         1.18          1.38
=================================================================================================================================
Less distributions:
  Dividends from net investment income       (0.69)             (0.49)            (0.87)        (0.91)        (0.90)        (0.93)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                         (0.03)             (0.02)            (0.02)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                        (0.01)
=================================================================================================================================
    Total distributions                      (0.73)             (0.51)            (0.89)        (0.91)        (0.90)        (0.93)
=================================================================================================================================
Net asset value, end of period           $    4.92         $     7.00        $     8.07    $     8.77    $    10.16    $     9.88
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                             (19.98)%            (7.12)%            2.21%        (5.10)%       12.52%        15.44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $ 683,845         $1,056,453        $1,364,502    $1,670,863    $1,786,352    $1,272,974
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets       0.99%(b)           0.93%(c)          0.92%         0.85%         0.90%         0.97%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         11.98%(b)          10.79%(c)         10.06%         9.45%         9.08%         9.67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         55%                23%               79%           76%           80%           77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $841,506,424.
(c)  Annualized.

                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                         YEAR ENDED    SEVEN MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                          JULY 31,          JULY 31,         ----------------------------------------------------
                                            2001              2000              1999          1998          1997          1996
                                         ----------    ------------------    ----------    ----------    ----------    ----------
Net asset value, beginning of period     $    7.01         $     8.07        $     8.76    $    10.16    $     9.88    $     9.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.64               0.44              0.79          0.84          0.83          0.85
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           (2.03)             (1.03)            (0.66)        (1.40)         0.28          0.47
=================================================================================================================================
    Total from investment operations         (1.39)             (0.59)             0.13         (0.56)         1.11          1.32
=================================================================================================================================
Less distributions:
  Dividends from net investment income       (0.65)             (0.45)            (0.80)        (0.84)        (0.83)        (0.86)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                         (0.03)             (0.02)            (0.02)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net
    investment income                        (0.01)
=================================================================================================================================
    Total distributions                      (0.69)             (0.47)            (0.82)        (0.84)        (0.83)        (0.86)
=================================================================================================================================
Net asset value, end of period           $    4.93         $     7.01        $     8.07    $     8.76    $    10.16    $     9.88
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                             (20.60)%            (7.49)%            1.46%        (5.90)%       11.71%        14.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $ 756,704         $1,206,737        $1,559,864    $1,820,899    $1,647,801    $1,068,060
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets       1.75%(b)           1.69%(c)          1.68%         1.61%         1.65%         1.68%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         11.22%(b)          10.03%(c)          9.30%         8.69%         8.33%         8.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         55%                23%               79%           76%           80%           77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $918,500,704.
(c)  Annualized.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                                                YEAR ENDED          (DATE SALES
                                                       YEAR ENDED    SEVEN MONTHS ENDED        DECEMBER 31,         COMMENCED TO
                                                        JULY 31,          JULY 31,         --------------------     DECEMBER 31,
                                                          2001              2000             1999      1998(a)          1997
                                                       ----------    ------------------    --------    --------    --------------
Net asset value, beginning of period                    $  6.99           $   8.05         $   8.74    $  10.14       $ 10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.65               0.44             0.78        0.82          0.35
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (2.03)             (1.03)           (0.65)      (1.38)         0.10
=================================================================================================================================
    Total from investment operations                      (1.38)             (0.59)            0.13       (0.56)         0.45
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.65)             (0.45)           (0.80)      (0.84)        (0.35)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                      (0.03)             (0.02)           (0.02)         --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income        (0.01)
=================================================================================================================================
    Total distributions                                   (0.69)             (0.47)           (0.82)      (0.84)        (0.35)
=================================================================================================================================
Net asset value, end of period                          $  4.92           $   6.99         $   8.05    $   8.74       $ 10.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          (20.52)%            (7.51)%           1.46%      (5.92)%        4.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $81,871           $110,297         $129,675    $113,246       $26,177
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    1.75%(c)           1.69%(d)         1.68%       1.61%         1.68%(d)
=================================================================================================================================
Ratio of net investment income to average net assets      11.22%(c)          10.03%(d)         9.30%       8.69%         8.30%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      55%                23%              79%         76%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $91,172,092.
(d)  Annualized

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Yield Fund II
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund II (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2000, and the financial highlights for the year ended July 31, 2000 and the period from commencement of operations through July 31, 1999 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund II at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
AIM Investment Securities Funds:

We have audited the accompanying statement of changes in net assets of AIM High Yield Fund II (a portfolio of AIM Investment Securities Funds) for the year ended July 31, 2000, and the financial highlights for the year ended July 31, 2000 and for the period September 30, 1998 (date operations commenced) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM High Yield Fund II for the year ended July 31, 2000, and the financial highlights for the year ended July 31, 2000 and for the period September 30, 1998 (date operations commenced) through July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
July 31, 2001

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
BONDS & NOTES-87.39%

AEROSPACE & DEFENSE-1.00%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $1,150,000   $  1,224,750
========================================================================

AIRLINES-1.36%

Air Canada (Canada), Sr. Unsec. Yankee Notes,
  10.25%, 03/15/11                                955,000        826,075
------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          850,000        842,928
========================================================================
                                                               1,669,003
========================================================================

ALTERNATIVE CARRIERS-5.82%

Global Crossing Holdings Ltd. (Bermuda), Sr.
  Unsec. Gtd. Yankee Notes, 8.70%, 08/01/07     1,010,000        767,600
------------------------------------------------------------------------
GT Group Telecom Inc. (Canada), Sr. Unsec.
  Disc. Yankee Notes, 13.25%, 02/01/10(a)       3,000,000        915,000
------------------------------------------------------------------------
IMPSAT Fiber Networks Inc.,
  Sr. Gtd. Notes, 12.13%, 07/15/03                575,000        175,375
------------------------------------------------------------------------
  Sr. Unsec. Notes, 13.75%, 02/15/05            1,725,000        405,375
------------------------------------------------------------------------
Intermedia Communications Inc.-Series B, Sr.
  Disc. Notes, 11.25%, 07/15/07(a)              3,875,000      3,821,719
------------------------------------------------------------------------
KPNQwest N.V. (Netherlands), Sr. Notes,
  8.88%, 02/01/08(b)                  EUR       1,180,000        729,722
------------------------------------------------------------------------
Orion Network Systems, Inc., Sr. Gtd. Unsub.
  Notes, 11.25%, 01/15/07(c)                      770,000        311,850
========================================================================
                                                               7,126,641
========================================================================

AUTO PARTS & EQUIPMENT-0.69%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08               860,000        847,100
------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%, 03/15/07(d)   2,540,000            254
========================================================================
                                                                 847,354
========================================================================

BROADCASTING & CABLE TV-13.93%

Adelphia Communications Corp.,
  Sr. Unsec. Notes, 10.88%, 10/01/10              560,000        565,600
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.25%, 06/15/11         590,000        581,150
------------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr.
  Unsec. Yankee Notes, 14.00%, 07/15/10         1,480,000      1,087,800
------------------------------------------------------------------------
CanWest Media Inc. (Canada), Sr. Sub. Yankee
  Notes, 10.63%, 05/15/11(e)                      555,000        582,750
------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Disc. Notes, 9.92%, 04/01/11(a)      600,000        414,000
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.75%, 10/01/09         430,000        453,650
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11         290,000        309,575
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
BROADCASTING & CABLE TV-(CONTINUED)

CSC Holdings Inc.,
  Sr. Unsec. Deb.,
    7.63%, 07/15/18                            $  295,000   $    280,660
------------------------------------------------------------------------
    7.88%, 02/15/18                               345,000        336,178
------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.63%, 04/01/11(e)                            700,000        705,740
------------------------------------------------------------------------
Diamond Cable Communications PLC
  (United Kingdom),
    Sr. Unsec. Unsub. Notes, 13.25%, 09/30/04   1,180,000        749,300
------------------------------------------------------------------------
    Sr. Unsec. Unsub. Yankee Notes, 11.75%,
    12/15/05                                    1,250,000        781,250
------------------------------------------------------------------------
Echostar Broadband Corp., Sr. Unsec. Notes,
  10.38%, 10/01/07                                425,000        444,125
------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07(a)                    1,500,000      1,466,250
------------------------------------------------------------------------
Insight Midwest LP/Insight Capital Inc., Sr.
  Unsec. Notes, 10.50%, 11/01/10(e)               440,000        474,100
------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(a)                    1,800,000        562,500
------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., Sr.
  Notes, 9.50%, 01/15/13(e)                       680,000        690,200
------------------------------------------------------------------------
NTL Communications Corp., Sr. Unsec. Notes,
  11.50%, 10/01/08                                750,000        495,000
------------------------------------------------------------------------
NTL Inc.-Series B, Sr. Notes, 11.50%,
  02/01/06                                      1,000,000        672,500
------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09             3,000,000      2,235,000
------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                        1,410,000      1,304,250
------------------------------------------------------------------------
Radio One, Inc., Sr. Sub. Notes, 8.88%,
  07/01/11(e)                                     285,000        292,125
------------------------------------------------------------------------
Salem Communications Holding Corp., Sr. Sub.
  Notes, 9.00%, 07/01/11(e)                       365,000        373,212
------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee Notes,
  11.25%, 02/01/10                              2,200,000        935,000
------------------------------------------------------------------------
  11.50%, 02/01/10                                650,000        276,250
========================================================================
                                                              17,068,165
========================================================================

BUILDING PRODUCTS-1.52%

Brand Scaffold Services, Inc., Sr. Unsec.
  Notes, 10.25%, 02/15/08                         885,000        825,262
------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                       1,090,000      1,040,950
========================================================================
                                                               1,866,212
========================================================================

CASINOS & GAMING-4.96%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                       1,100,000      1,171,500
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
CASINOS & GAMING-(CONTINUED)

Argosy Gaming Co., Sr. Unsec. Sub. Notes,
  9.00%, 09/01/11                              $  220,000   $    223,850
------------------------------------------------------------------------
Boyd Gaming Corp.,
  Sr. Unsec. Notes, 9.25%, 08/01/09(e)            650,000        651,625
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.50%, 07/15/07          200,000        196,000
------------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. First Mortgage
  Notes, 13.00%, 08/01/06                         300,000        295,500
------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                       1,000,000      1,060,000
------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub.
  Notes, 8.75%, 04/15/09                          330,000        303,600
------------------------------------------------------------------------
MGM Mirage Inc., Sr. Unsec. Gtd. Sub. Notes
  8.38%, 02/01/11                                 180,000        182,700
------------------------------------------------------------------------
  9.75%, 06/01/07                               1,110,000      1,204,350
------------------------------------------------------------------------
Venetian Casino Resort LLC, Sec. Gtd.
  Mortgage Notes, 12.25%, 11/15/04                735,000        782,775
========================================================================
                                                               6,071,900
========================================================================

COMMODITY CHEMICALS-0.78%

ISP Chemco Inc., Sr. Sub. Notes, 10.25%,
  07/01/11(e)                                     730,000        733,650
------------------------------------------------------------------------
Millennium America Inc., Sr. Notes, 9.25%,
  06/15/08(e)                                     220,000        223,850
========================================================================
                                                                 957,500
========================================================================

COMPUTER HARDWARE-0.09%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 03/07/00; Cost $480,000)(d)(f)(g)     600,000        108,000
========================================================================

CONSTRUCTION & ENGINEERING-0.74%

Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 06/01/08                                945,000        911,925
========================================================================

CONSTRUCTION & FARM MACHINERY-0.69%

AGCO Corp., Sr. Unsec. Notes, 9.50%,
  05/01/08(e)                                     850,000        845,750
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.82%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                  1,140,000      1,003,200
========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.48%

Alamosa Delaware Inc., Sr. Notes, 12.50%,
  02/01/11(e)                                     610,000        588,650
========================================================================

DRUG RETAIL-0.10%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                                 145,000        123,250
========================================================================

ELECTRIC UTILITIES-4.24%

AES Corp. (The),
  Sr. Unsec. Notes, 9.50%, 06/01/09             1,000,000      1,015,000
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.75%, 06/15/08        840,000        827,400
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
ELECTRIC UTILITIES-(CONTINUED)

Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                     $  750,000   $    752,235
------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.63%,
  08/15/10                                      1,200,000      1,235,736
------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                 750,000        773,115
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08(e)                             585,000        597,080
========================================================================
                                                               5,200,566
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.96%

Cherokee International LCC-Series B, Sr.
  Unsec. Sub. Notes, 10.50%, 05/01/09           1,000,000        705,000
------------------------------------------------------------------------
Dayton Superior Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 06/15/09                       1,130,000      1,146,950
------------------------------------------------------------------------
Flextronics International Ltd. (Singapore),
  Sr. Unsec. Yankee Sub. Notes, 9.88%,
  07/01/10                                        530,000        545,900
========================================================================
                                                               2,397,850
========================================================================

EMPLOYMENT SERVICES-0.62%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                         825,000        763,125
========================================================================

ENVIRONMENTAL SERVICES-0.84%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09        985,000      1,034,250
========================================================================

FOREST PRODUCTS-0.97%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08      1,250,000      1,187,500
========================================================================

GENERAL MERCHANDISE STORES-0.86%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                         650,000        640,250
------------------------------------------------------------------------
Travelcenters of America Inc., Sr. Unsec.
  Gtd. Sub. Notes, 12.75%, 05/01/09               400,000        414,000
========================================================================
                                                               1,054,250
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.24%

Fresenius Medical Care Capital Trust, Pfd.
  Gtd. Notes, 7.88%, 06/15/11(e)                  925,000        915,750
------------------------------------------------------------------------
Omnicare, Inc., Sr. Sub. Notes, 8.13%,
  03/15/11(e)                                     400,000        408,000
------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sub.
  Notes, 9.75%, 08/01/11(e)                       185,000        189,625
========================================================================
                                                               1,513,375
========================================================================

HEALTH CARE FACILITIES-0.80%

Magellan Health Services, Inc., Sr. Notes,
  9.38%, 11/15/07(e)                              285,000        292,838
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
HEALTH CARE FACILITIES-(CONTINUED)

Select Medical Corp., Sr. Sub. Notes, 9.50%,
  06/15/09(e)                                  $  430,000   $    423,550
------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Gtd. Notes,
  8.75%, 05/01/09(e)                              255,000        263,925
========================================================================
                                                                 980,313
========================================================================

HEALTH CARE SUPPLIES-1.31%

DJ Orthopedics, LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                       1,600,000      1,600,000
========================================================================

HOME FURNISHINGS-1.97%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09               935,000        902,275
------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 13.38%, 10/15/09        640,000        456,000
------------------------------------------------------------------------
Sealy Mattress Co., Sr. Sub. Notes, 9.88%,
  12/15/07(e)                                     900,000        895,500
------------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 12.75%, 08/15/07                    165,000        154,275
========================================================================
                                                               2,408,050
========================================================================

HOMEBUILDING-3.26%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    700,000        731,500
------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Notes,
  9.95%, 05/01/10                                 830,000        908,850
------------------------------------------------------------------------
Schuler Homes, Inc.,
  Sr. Sub. Notes, 10.50%, 07/15/11(e)             365,000        375,950
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08          950,000        945,250
------------------------------------------------------------------------
WCI Communities Inc., Sr. Sub. Notes, 10.63%,
  02/15/11(e)                                     970,000      1,037,900
========================================================================
                                                               3,999,450
========================================================================

HOUSEHOLD APPLIANCES-0.41%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                                500,000        500,000
========================================================================

INDUSTRIAL CONGLOMERATES-0.71%

Jordan Industries, Inc.-Series D, Sr. Unsec.
  Notes, 10.38%, 08/01/07                       1,000,000        875,000
========================================================================

INDUSTRIAL MACHINERY-0.17%

Actuant Corp., Sr. Unsec. Gtd. Sub. Bonds,
  13.00%, 05/01/09                                195,000        202,313
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.08%

ICG Services, Inc., Sr. Unsec. Disc. Notes,
  10.00%, 02/15/08 (Acquired 12/08/99; Cost
  $1,593,750)(a)(d)(f)                          3,000,000        375,000
------------------------------------------------------------------------
Jazztel PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 14.00%, 04/01/09                  500,000        182,500
------------------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr. Unsec. Notes,
  13.50%, 05/15/09                              1,500,000        262,500
------------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      2,000,000        970,000
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                     $1,400,000   $    987,000
------------------------------------------------------------------------
PF.Net Communications, Inc., Sr. Unsec.
  Notes, 13.75%, 05/15/10                       1,500,000        457,500
------------------------------------------------------------------------
Song Networks Holding A.B., (Netherlands),
  Sr. Notes, 12.38%, 02/01/08(b)        EUR     1,500,000        605,838
------------------------------------------------------------------------
Time Warner Telecom Inc., Sr. Unsec. Sub.
  Notes, 10.13%, 02/01/11                       2,300,000      2,081,500
------------------------------------------------------------------------
Versatel Telecom International N.V.
  (Netherlands), Sr. Yankee Notes, 13.25%,
  05/15/08                                      1,000,000        305,000
========================================================================
                                                               6,226,838
========================================================================

INTERNET SOFTWARE & SERVICES-1.31%

Equinix, Inc., Sr. Unsec. Notes, 13.00%,
  12/01/07                                      2,000,000        805,000
------------------------------------------------------------------------
Exodus Communications, Inc., Sr. Unsec.
  Notes, 11.25%, 07/01/08                         630,000        198,450
------------------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes, 12.50%,
  02/01/10                                      1,990,000        601,975
========================================================================
                                                               1,605,425
========================================================================

LEISURE FACILITIES-0.25%

Six Flags, Inc., Sr. Unsec. Notes, 9.75%,
  06/15/07                                        300,000        308,250
========================================================================

LIFE & HEALTH INSURANCE-0.47%

Conseco, Inc., Sr. Unsec. Notes,
  8.75%, 02/09/04                                 150,000        141,375
------------------------------------------------------------------------
  10.75%, 06/15/08                                440,000        433,950
========================================================================
                                                                 575,325
========================================================================

METAL & GLASS CONTAINERS-0.18%

Riverwood International Corp., Sr. Unsec.
  Gtd. Notes, 10.25%, 04/01/06                    220,000        226,050
========================================================================

MOVIES & ENTERTAINMENT-1.03%

Alliance Atlantis Communications Inc.
  (Canada), Sr. Unsec. Sub. Notes, 13.00%,
  12/15/09                                        365,000        388,725
------------------------------------------------------------------------
AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                          535,000        486,850
------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11(e)                 370,000        383,875
========================================================================
                                                               1,259,450
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.41%

Lone Star Technologies, Inc., Sr. Sub. Notes,
  9.00%, 06/01/11(e)                              105,000        101,325
------------------------------------------------------------------------
SESI LLC, Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11(e)                                     420,000        399,000
========================================================================
                                                                 500,325
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
OIL & GAS EXPLORATION & PRODUCTION-4.30%

Abraxas Petroleum Corp.-Series B, Sr. Sec.
  Gtd. Notes, 12.88%, 03/15/03                 $1,250,000   $  1,281,250
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.13%, 04/01/11                          895,000        863,675
------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                         500,000        517,500
------------------------------------------------------------------------
Forest Oil Corp., Sr. Notes, 8.00%,
  06/15/08(e)                                     535,000        532,325
------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                        975,000      1,028,625
------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr. Unsec.
  Gtd. Notes, 9.63%, 04/01/10                     955,000      1,040,950
========================================================================
                                                               5,264,325
========================================================================

OIL & GAS REFINING & MARKETING-0.87%

Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                       1,200,000      1,062,000
========================================================================

PAPER PRODUCTS-0.44%

Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Notes, 8.50%, 02/01/11                     520,000        538,200
========================================================================

PERSONAL PRODUCTS-0.99%

Elizabeth Arden, Inc., Sr. Sec. Notes,
  11.75%, 02/01/11                                750,000        795,000
------------------------------------------------------------------------
Playtex Products Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.38%, 06/01/11(e)                       400,000        413,000
========================================================================
                                                               1,208,000
========================================================================

PHARMACEUTICALS-1.37%

Warner Chilcott, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08                  1,500,000      1,680,000
========================================================================

PHOTOGRAPHIC PRODUCTS-0.13%

Polaroid Corp., Sr. Unsec. Notes, 11.50%,
  02/15/06(d)                                     930,000        162,750
========================================================================

PUBLISHING & PRINTING-0.29%

Primedia Inc., Sr. Notes, 8.88%, 05/15/11(e)      370,000        357,050
========================================================================

RAILROADS-2.78%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Notes, 9.50%, 10/01/08                        1,000,000      1,065,000
------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10             1,150,000      1,190,250
------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Gtd. Disc.
  Yankee Notes, 11.75%, 06/15/09(a)             1,380,000      1,145,400
========================================================================
                                                               3,400,650
========================================================================

REAL ESTATE INVESTMENT TRUSTS-0.93%

Felcor Lodging LP, Sr. Notes, 8.50%,
  06/01/11(e)                                     320,000        310,400
------------------------------------------------------------------------
Host Marriott LP, Sr. Gtd. Notes, 9.25%,
  10/01/07                                        825,000        831,188
========================================================================
                                                               1,141,588
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

SPECIALTY STORES-1.03%

CSK Auto Inc.-Series A, Sr. Gtd. Sub. Deb.,
  11.00%, 11/01/06                             $  750,000   $    566,250
------------------------------------------------------------------------
United Rentals (North America) Inc., Sr.
  Unsec. Gtd. Notes, 10.75%, 04/15/08(e)          650,000        695,500
========================================================================
                                                               1,261,750
========================================================================

TELECOMMUNICATIONS EQUIPMENT-3.12%

Corning Inc., Sr. Conv. Unsec. Deb., 2.07%,
  11/08/15(a)                                   1,345,000        780,100
------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                750,000        671,250
------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Series B, Sr. Unsec. Sub. Notes, 12.50%,
    11/15/10                                    1,625,000      1,503,125
------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(a)   2,145,000        868,725
========================================================================
                                                               3,823,200
========================================================================

TEXTILES-0.61%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                        740,000        743,700
========================================================================

TRUCKING-1.95%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                  1,320,000      1,488,300
------------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(e)                      980,000        906,500
========================================================================
                                                               2,394,800
========================================================================
WIRELESS TELECOMMUNICATION SERVICES-7.51%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(a)(c)                          940,000        606,300
------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(a)                      305,000        158,600
------------------------------------------------------------------------
American Tower Corp., Sr. Notes, 9.38%,
  02/01/09                                        830,000        769,825
------------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(a)   1,914,000      1,512,060
------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11            1,000,000        977,500
------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 14.00%, 10/01/10(a)(e)                 2,000,000        690,000
------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(a)                                   1,000,000        375,000
------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Notes, 14.00%,
  01/15/11(c)(e)                                1,020,000        882,300
------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                        1,000,000        830,000
------------------------------------------------------------------------
Nextel International Inc.,
  Series B, Sr. Unsec. Notes, 12.75%, 08/01/10  1,250,000        350,000
------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 12.13%, 04/15/08(a)   2,185,000        426,075
------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.38%, 02/01/11                                 500,000        502,500
------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 01/15/11                                610,000        564,250
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Sub. Notes, 14.00%, 04/15/10(a)        $1,770,000   $    557,550
========================================================================
                                                               9,201,960
========================================================================
  Total Bonds & Notes (Cost $130,411,543)                    107,069,978
========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-7.54%

AEROSPACE & DEFENSE-0.00%

Earthwatch Inc.-$.30 PIK Conv. Pfd.-Series C,
  (Acquired 09/15/99-12/15/00; Cost $3,922)(f)    138,424          1,384
========================================================================

AIR FREIGHT & COURIERS-0.02%

Atlas Air, Inc.(h)                                  2,000         29,340
========================================================================

ALTERNATIVE CARRIERS-0.07%

Convergent Communications, Inc.(h)                  1,620             15
------------------------------------------------------------------------
GT Group Telecom Inc.-Class B (Canada)(h)          18,000         89,460
========================================================================
                                                                  89,475
========================================================================

APPLICATION SOFTWARE-0.63%

Amdocs Ltd. (United Kingdom)(h)                    17,000        766,190
========================================================================

BROADCASTING & CABLE TV-0.50%

General Motors Corp.-Class H(h)                    32,000        617,600
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.19%

EMC Corp.(h)                                       12,000        236,640
========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.47%

Goldman Sachs Group, Inc. (The)                     7,000        582,120
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.58%

Flextronics International Ltd. (Singapore)(h)      26,000        706,940
========================================================================

ENVIRONMENTAL SERVICES-0.01%

Allied Waste Industries, Inc.(h)                    1,000         18,840
========================================================================

GENERAL MERCHANDISE STORES-0.84%

Target Corp.                                       26,500      1,025,550
========================================================================

HOME IMPROVEMENT RETAIL-0.74%

Home Depot, Inc. (The)                             17,900        901,623
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.31%

AT&T Latin America Corp.-Class A(h)               100,000        362,000
------------------------------------------------------------------------
Versatel Telecom International N.V.-ADR
  (Netherlands)(h)                                  8,000         12,800
========================================================================
                                                                 374,800
========================================================================

NETWORKING EQUIPMENT-0.81%

Brocade Communications Systems, Inc.(h)            14,700        483,777
------------------------------------------------------------------------
Cisco Systems, Inc.(h)                             16,700        320,974
------------------------------------------------------------------------
Juniper Networks, Inc.(h)                           7,000        179,830
------------------------------------------------------------------------
McDATA Corp.-Class A(h)                               441          8,004
========================================================================
                                                                 992,585
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

OIL & GAS DRILLING-0.13%

Pride International, Inc.(h)                       10,000   $    155,200
========================================================================
OIL & GAS EXPLORATION & PRODUCTION-0.26%
Comstock Resources, Inc.(h)                        20,000        146,400
------------------------------------------------------------------------
Pogo Producing Co.                                  7,000        173,320
========================================================================
                                                                 319,720
========================================================================

PHARMACEUTICALS-0.44%

King Pharmaceuticals, Inc.(h)                      12,000        542,400
========================================================================

SPECIALTY STORES-0.57%

CSK Auto Corp.(h)                                 110,000        693,000
========================================================================

SYSTEMS SOFTWARE-0.46%

VERITAS Software Corp.(h)                          13,200        559,812
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.11%

World Access, Inc.-Series D, Conv. Pfd.
  (Acquired 03/03/00; Cost $1,900,625)(f)(h)        2,152        129,144
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.40%

AirGate PCS, Inc.(h)                                  923         52,805
------------------------------------------------------------------------
Alamosa Holdings, Inc.(h)                           7,000        117,040
------------------------------------------------------------------------
Crown Castle International Corp.(h)                 3,000         29,250
------------------------------------------------------------------------
Dobson Communications Corp.-Class A(h)              5,000         78,500
------------------------------------------------------------------------
Microcell Telecommunications Inc.-Class B
  (Canada)(h)                                      12,000         82,080
------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(h)              8,000        133,200
========================================================================
                                                                 492,875
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $13,071,620)                                       9,235,238
========================================================================

WARRANTS-0.28%

ALTERNATIVE CARRIERS-0.08%

GT Group Telecom Inc. (Canada)-Wts., expiring
  02/01/10 (Acquired 09/18/00; Cost
  $323,244)(f)(i)                                   3,000         90,000
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.02%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(f)(i)                1,200         24,600
========================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost $0)(f)(i)       1,200         12,300
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B-Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(f)(i)                                      960            528
------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost $0)(f)(i)         960            528
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
HOME FURNISHINGS-(CONTINUED)

Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost 0)(f)(i)                   165   $      1,732
========================================================================
                                                                   2,788
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/1 (Acquired
  11/15/00; Cost $0)(f)(i)                          1,400            700
------------------------------------------------------------------------
PF.Net Communications, Inc.-Wts., expiring
  05/15/10 (Acquired 07/19/00; Cost $0)(f)(i)       1,500          3,000
========================================================================
                                                                   3,700
========================================================================

INTERNET SOFTWARE & SERVICES-0.04%

Equinix, Inc.-Wts., expiring 12/01/07
  (Acquired 08/25/00; Cost $340,000)(f)(i)          2,000         42,720
------------------------------------------------------------------------
ZNet Internet Services-Wts., expiring
  07/01/09(i)                                       1,000            260
========================================================================
                                                                  42,980
========================================================================

RAILROADS-0.06%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(f)(i)                1,150         73,888
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.00%

Long Distance International, Inc.-Wts.,
  expiring 04/13/08(i)                                670              7
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

WIRELESS TELECOMMUNICATION SERVICES-0.07%

Horizon PCS, Inc.-Wts., Expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(f)(i)                2,000   $     40,500
------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 7/15/10 (Acquired
  01/29/01; Cost $0)(f)(i)                          1,000         20,250
------------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(f)(i)                1,770         26,550
========================================================================
                                                                  87,300
========================================================================
    Total Warrants (Cost $663,244)                               337,563
========================================================================

MONEY MARKET FUNDS-2.29%

STIC Liquid Assets Portfolio(j)                 1,403,175      1,403,175
------------------------------------------------------------------------
STIC Prime Portfolio(j)                         1,403,175      1,403,175
========================================================================
    Total Money Market Funds (Cost
      $2,806,350)                                              2,806,350
========================================================================
TOTAL INVESTMENTS-97.50% (Cost $146,952,757)                 119,449,129
========================================================================
OTHER ASSETS LESS LIABILITIES-2.50%                            3,065,370
========================================================================
NET ASSETS-100.00%                                          $122,514,499
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
EUR     - Euro
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Foreign denominated security. Par value is denominated in currency indicated.
(c) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(f) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/01 was $950,824, which represented 2.38% of the Fund's net assets.
(g) Security fair valued in accordance with the procedures established by the Board of Trustees.
(h)  Non-income producing security.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, at market value (cost
  $146,952,757)                                 $119,449,129
------------------------------------------------------------
Receivables for:
  Investments sold                                   293,119
------------------------------------------------------------
  Fund shares sold                                   107,492
------------------------------------------------------------
  Dividends and interest                           3,539,908
------------------------------------------------------------
  Principal paydowns                                  15,996
------------------------------------------------------------
Investment for deferred compensation plan             15,780
------------------------------------------------------------
Other assets                                          36,563
============================================================
    Total assets                                 123,457,987
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             280,909
------------------------------------------------------------
  Dividends                                          489,162
------------------------------------------------------------
  Foreign currency contracts outstanding              55,026
------------------------------------------------------------
  Deferred compensation plan                          15,780
------------------------------------------------------------
Accrued distribution fees                             80,334
------------------------------------------------------------
Accrued trustees' fees                                   757
------------------------------------------------------------
Accrued transfer agent fees                            4,920
------------------------------------------------------------
Accrued operating expenses                            16,600
============================================================
    Total liabilities                                943,488
============================================================
Net assets applicable to shares outstanding     $122,514,499
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 48,214,091
____________________________________________________________
============================================================
Class B                                         $ 60,440,676
____________________________________________________________
============================================================
Class C                                         $ 13,859,732
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            6,592,917
____________________________________________________________
============================================================
Class B                                            8,266,222
____________________________________________________________
============================================================
Class C                                            1,897,001
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       7.31
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.31 divided by
      95.25%)                                   $       7.67
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       7.31
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       7.31
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                        $ 16,381,396
------------------------------------------------------------
Dividends                                             78,379
------------------------------------------------------------
Dividends from affiliated money market funds         402,622
============================================================
    Total investment income                       16,862,397
============================================================

EXPENSES:

Advisory fees                                        846,144
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                        31,561
------------------------------------------------------------
Distribution fees -- Class A                         141,295
------------------------------------------------------------
Distribution fees -- Class B                         654,377
------------------------------------------------------------
Distribution fees -- Class C                         134,273
------------------------------------------------------------
Transfer agent fees -- Class A                        82,255
------------------------------------------------------------
Transfer agent fees -- Class B                       100,999
------------------------------------------------------------
Transfer agent fees -- Class C                        20,724
------------------------------------------------------------
Trustees' fees                                         7,538
------------------------------------------------------------
Other                                                137,005
============================================================
    Total expenses                                 2,206,171
============================================================
Less: Fees waived                                   (228,922)
------------------------------------------------------------
    Expenses paid indirectly                         (12,467)
============================================================
    Net expenses                                   1,964,782
============================================================
Net investment income                             14,897,615
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (21,746,417)
------------------------------------------------------------
  Foreign currencies                                  46,920
------------------------------------------------------------
  Foreign currency contracts                         191,769
============================================================
                                                 (21,507,728)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (20,649,194)
------------------------------------------------------------
  Foreign currencies                                  (6,910)
------------------------------------------------------------
  Foreign currency contracts                         (55,026)
============================================================
                                                 (20,711,130)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                      (42,218,858)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(27,321,243)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended July 31, 2001 and 2000

                                                                JULY 31,        JULY 31,
                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 14,897,615    $ 10,007,994
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts          (21,507,728)     (4,184,754)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and
    foreign currency contracts                                 (20,711,130)     (8,210,697)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (27,321,243)     (2,387,457)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (6,502,534)     (4,862,629)
------------------------------------------------------------------------------------------
  Class B                                                       (6,970,104)     (4,371,506)
------------------------------------------------------------------------------------------
  Class C                                                       (1,424,977)       (688,979)
------------------------------------------------------------------------------------------
Return of capital:
  Class A                                                         (166,464)             --
------------------------------------------------------------------------------------------
  Class B                                                         (192,923)             --
------------------------------------------------------------------------------------------
  Class C                                                          (39,895)             --
------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                         (159,661)             --
------------------------------------------------------------------------------------------
  Class B                                                         (185,039)             --
------------------------------------------------------------------------------------------
  Class C                                                          (38,264)             --
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --        (812,826)
------------------------------------------------------------------------------------------
  Class B                                                               --        (819,787)
------------------------------------------------------------------------------------------
  Class C                                                               --        (117,753)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        6,201,212      31,472,427
------------------------------------------------------------------------------------------
  Class B                                                       14,137,773      52,638,735
------------------------------------------------------------------------------------------
  Class C                                                        6,632,306       9,369,182
==========================================================================================
    Net increase (decrease) in net assets                      (16,029,813)     79,419,407
==========================================================================================

NET ASSETS:

  Beginning of year                                            138,544,312      59,124,905
==========================================================================================
  End of year                                                 $122,514,499    $138,544,312
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $176,001,653    $149,564,881
------------------------------------------------------------------------------------------
  Undistributed net investment income                             (100,142)        100,666
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (25,821,448)     (4,266,801)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                  (27,565,564)     (6,854,434)
==========================================================================================
                                                              $122,514,499    $138,544,312
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM High Yield II Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
       Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
       On July 31, 2001, shares of beneficial interest was decreased by $534,519, undistributed net investment income was increased by $581,438, and undistributed net realized gain (loss) was decreased by $46,919 as a result of differing book/tax treatment reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $5,962,162 as of July 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
       Outstanding foreign currency contracts at July 31, 2001 were as follows:

                                CONTRACT TO                        UNREALIZED
    SETTLEMENT             ----------------------                 APPRECIATION
       DATE     CURRENCY    DELIVER     RECEIVE       VALUE      (DEPRECIATION)
    ----------  --------   ---------   ----------   ----------   --------------
    09/25/01      EUR      2,600,000   $2,217,800   $2,272,826      $(55,026)


G. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $500 million of the Fund's average daily net assets, plus 0.55% on the next $500 million of Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. For the year ended July 31, 2001, AIM waived fees of $228,922.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2001, AFS was paid $123,607 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $141,295, $654,377 and $134,273, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $112,921 from sales of the Class A shares of the Fund during the year ended July 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2001, AIM Distributors received $14,684 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $4,105 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,571 and reduction in custodian fees of $9,896 under expense offset arrangements which resulted in a reduction of the Fund's expenses of $12,467.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2001 was $114,864,045 and $92,309,239, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2001 was as follows:

Aggregate unrealized appreciation of
  investment
  securities                                 $    123,514
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment
  securities                                  (27,916,325)
---------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment
  securities                                 $(27,792,811)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $147,241,940.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended July 31, 2001 and July 31, 2000 were as follows:

                                                                    JULY 31, 2001                 JULY 31, 2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      6,477,466    $ 54,810,413     6,219,653    $ 67,705,096
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,623,941      39,963,991     6,916,159      75,069,344
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,384,625      11,889,127     1,071,505      11,566,013
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        493,470       4,091,463       340,326       3,674,382
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        486,103       4,041,879       294,647       3,168,494
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        110,395         907,749        45,665         488,435
======================================================================================================================
Reacquired:
  Class A                                                     (6,358,919)    (52,700,664)   (3,689,603)    (39,907,051)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,554,516)    (29,868,097)   (2,369,468)    (25,599,103)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (745,734)     (6,164,570)     (249,183)     (2,685,266)
======================================================================================================================
                                                               2,916,831    $ 26,971,291     8,579,701    $ 93,480,344
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                                                ------------------------------------------
                                                                                        SEPTEMBER 30, 1998
                                                                                         (DATE OPERATIONS
                                                                YEAR ENDED JULY 31,       COMMENCED) TO
                                                                --------------------         JULY 31,
                                                                  2001        2000             1999
                                                                --------    --------    ------------------
Net asset value, beginning of period                            $ 10.02     $ 11.25          $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.97        1.12             0.90
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.65)      (1.00)            1.26
==========================================================================================================
    Total from investment operations                              (1.68)       0.12             2.16
==========================================================================================================
Less distributions:
  Dividends from net investment income                            (0.98)      (1.12)           (0.90)
----------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.03)         --               --
----------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                (0.02)         --               --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --       (0.23)           (0.01)
==========================================================================================================
    Total distributions                                           (1.03)      (1.35)           (0.91)
==========================================================================================================
Net asset value, end of period                                  $  7.31     $ 10.02          $ 11.25
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                                                  (17.54)%      0.77%           22.39%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $48,214     $59,932          $34,992
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.02%(b)    1.00%            1.00%(c)
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.19%(b)    1.25%            1.58%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income to average net assets              11.45%(b)   10.51%            9.74%(c)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                                              73%         94%             223%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $56,518,107.
(c)  Annualized.

                                                                                 CLASS B
                                                                -----------------------------------------
                                                                                        NOVEMBER 20, 1998
                                                                                           (DATE SALES
                                                                YEAR ENDED JULY 31,       COMMENCED) TO
                                                                --------------------        JULY 31,
                                                                  2001        2000            1999
                                                                --------    --------    -----------------
Net asset value, beginning of period                            $ 10.00     $ 11.23          $ 10.59
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.91        1.03             0.68
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.65)      (1.00)            0.65
=========================================================================================================
    Total from investment operations                              (1.74)       0.03             1.33
=========================================================================================================
Less distributions:
  Dividends from net investment income                            (0.90)      (1.03)           (0.68)
---------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.03)         --               --
---------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                (0.02)         --               --
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --       (0.23)           (0.01)
=========================================================================================================
    Total distributions                                           (0.95)      (1.26)           (0.69)
=========================================================================================================
Net asset value, end of period                                  $  7.31     $ 10.00          $ 11.23
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                                                  (18.09)%     (0.03)%          13.03%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $60,441     $67,140          $20,994
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.78%(b)    1.75%            1.75%(c)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.95%(b)    2.00%            2.33%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of net investment income to average net assets              10.69%(b)    9.76%            8.99%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                              73%         94%             223%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $65,437,725.
(c)  Annualized.

                                                                                 CLASS C
                                                                -----------------------------------------
                                                                                        NOVEMBER 20, 1998
                                                                                           (DATE SALES
                                                                YEAR ENDED JULY 31,       COMMENCED) TO
                                                                --------------------        JULY 31,
                                                                  2001        2000            1999
                                                                --------    --------    -----------------
Net asset value, beginning of period                            $ 10.00     $ 11.22          $10.59
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.91        1.03            0.68
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.65)      (0.99)           0.64
=========================================================================================================
    Total from investment operations                              (1.74)       0.04            1.32
=========================================================================================================
Less distributions:
  Dividends from net investment income                            (0.90)      (1.03)          (0.68)
---------------------------------------------------------------------------------------------------------
  Returns of capital                                              (0.03)         --              --
---------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                (0.02)         --              --
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --       (0.23)          (0.01)
=========================================================================================================
    Total distributions                                           (0.95)      (1.26)          (0.69)
=========================================================================================================
Net asset value, end of period                                  $  7.31     $ 10.00          $11.22
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                                                  (18.08)%      0.08%          12.93%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $13,860     $11,471          $3,139
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.78%(b)    1.75%           1.75%(c)
---------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.95%(b)    2.00%           2.33%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of net investment income to average net assets              10.69%(b)    9.76%           8.99%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                              73%        94%             223%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $13,427,240.
(c)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Income Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
AIM Income Fund:

We have audited the accompanying statement of changes in net assets of AIM Income Fund (a portfolio of AIM Investment Securities Funds) for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Income Fund for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
July 31, 2001

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-89.16%

AEROSPACE & DEFENSE-0.36%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $2,100,000   $  2,236,500
========================================================================

AIRLINES-3.69%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $3,000,000)(a)                                3,000,000      3,217,470
------------------------------------------------------------------------
American Airlines, Inc.-Class A2, Series
  2001-01, Pass Through Ctfs., 6.82%,
  05/23/11 (Acquired 06/28/01; Cost
  $2,439,264)(a)                                2,400,000      2,465,856
------------------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 10.38%, 12/15/22                        4,000,000      4,399,920
------------------------------------------------------------------------
  Equipment Trust Ctfs., 10.50%, 04/30/16       5,000,000      5,844,250
------------------------------------------------------------------------
  Unsec. Notes, 7.90%, 12/15/09                 1,500,000      1,473,555
------------------------------------------------------------------------
United Air Lines, Inc.-Series 002-Class A2,
  Sec. Pass Through Ctfs., 7.19%, 04/01/11      3,100,000      3,241,639
------------------------------------------------------------------------
United Air Lines, Inc.-Series 95A2, Pass
  Through Ctfs., 9.56%, 10/19/18                2,325,000      2,511,488
========================================================================
                                                              23,154,178
========================================================================

ALTERNATIVE CARRIERS-0.53%

Intermedia Communications Inc.,
  Series B, Sr. Disc. Notes,
    11.25%, 07/15/07(b)                         2,300,000      2,268,375
------------------------------------------------------------------------
  Sr. Sub. Disc. Notes, 12.25%, 03/01/09(b)     1,230,000      1,070,100
========================================================================
                                                               3,338,475
========================================================================

APPAREL RETAIL-0.25%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                              1,625,000      1,600,625
========================================================================

AUTO PARTS & EQUIPMENT-0.00%

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%, 03/15/07(c)   1,325,000            132
========================================================================

AUTOMOBILE MANUFACTURERS-0.23%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                               1,200,000      1,441,740
========================================================================

BANKS-6.92%

Bank of America Corp., Sub. Notes, 9.38%,
  09/15/09                                      3,200,000      3,766,848
------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                               2,500,000      2,718,300
------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05    2,000,000      2,044,780
------------------------------------------------------------------------
Crestar Financial Corp., Sub. Notes, 8.75%,
  11/15/04                                        645,000        715,228
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
BANKS-(CONTINUED)

First Union Corp., Putable Unsec. Sub. Deb.,
  6.55%, 10/15/35                              $  660,000   $    683,093
------------------------------------------------------------------------
  7.50%, 04/15/35                               5,000,000      5,305,400
------------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes, 7.13%,
  12/01/09                                      5,000,000      5,284,700
------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Unsec.
  Putable Sub. Yankee Notes, 7.65%, 05/01/25    2,870,000      3,086,656
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Putable Unsec. Sub.
  Deb., 8.25%, 11/01/24                         2,800,000      3,142,496
------------------------------------------------------------------------
Premium Asset Trust-Series 01-6, Sec. Notes,
  5.25%, 07/19/04 (Acquired 07/11/01; Cost
  $2,097,228)(a)                                2,100,000      2,083,015
------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/24                               3,650,000      3,860,860
------------------------------------------------------------------------
Sovereign Bancorp, Inc., Medium Term Sub.
  Notes, 8.00%, 03/15/03                        5,050,000      5,107,772
------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                        1,500,000      1,543,065
------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                      1,300,000      1,383,837
------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                        2,500,000      2,773,875
========================================================================
                                                              43,499,925
========================================================================

BROADCASTING & CABLE TV-11.66%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10                       2,350,000      2,373,500
------------------------------------------------------------------------
AT&T Corp.-Liberty Media Corp., Sr. Unsec.
  Notes, 7.88%, 07/15/09                        3,600,000      3,463,632
------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                               3,000,000      3,061,020
------------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr.
  Unsec. Yankee Notes, 14.00%, 07/15/10         2,145,000      1,576,575
------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Notes, 9.63%, 11/15/09(d)          1,750,000      1,767,500
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.75%, 10/01/09       1,965,000      2,073,075
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11       1,020,000      1,088,850
------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 02/16/00; Cost $3,771,614)(a)       3,800,000      4,072,004
------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.63%, 07/15/18              3,250,000      3,092,017
------------------------------------------------------------------------
  Sr. Unsec. Deb., 7.88%, 02/15/18              1,000,000        974,430
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.25%, 07/15/08             2,300,000      2,283,693
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.63%, 04/01/11(d)          3,200,000      3,226,240
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 12/15/07             6,850,000      7,102,491
------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 8.13%, 07/15/09   3,575,000      3,723,541
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Diamond Cable Communications PLC (United
  Kingdom), Sr. Unsec. Unsub. Notes, 13.25%,
  09/30/04                                     $1,000,000   $    635,000
------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07(b)                    3,930,000      3,841,575
------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(b)                    2,590,000        809,375
------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                        5,000,000      5,302,900
------------------------------------------------------------------------
NTL Inc.-Series B, Sr. Notes, 11.50%,
  02/01/06                                      2,785,000      1,872,912
------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 7.25%, 04/06/11          1,800,000      1,806,084
------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  8.75%, 08/01/15                               4,750,000      5,479,790
------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24         2,000,000      2,032,220
------------------------------------------------------------------------
  Unsec. Deb., 9.13%, 01/15/13                  3,325,000      3,938,130
------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                  6,500,000      7,695,155
========================================================================
                                                              73,291,709
========================================================================

CASINOS & GAMING-1.24%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                       1,850,000      1,970,250
------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                       1,200,000      1,272,000
------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub.
  Notes, 8.75%, 04/15/09                          600,000        552,000
------------------------------------------------------------------------
MGM Mirage Inc., Sr. Unsec. Gtd. Notes,
  8.50%, 09/15/10                               2,000,000      2,131,700
------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Sub. Notes, 8.88%, 09/15/08                   1,800,000      1,872,000
========================================================================
                                                               7,797,950
========================================================================

CONSUMER FINANCE-1.81%

CitiFinancial Credit Co., Unsec. Putable
  Notes, 7.88%, 02/01/25                        1,400,000      1,554,000
------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                        1,500,000      1,625,910
------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 10/28/09                 3,900,000      4,082,637
------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  6.88%, 03/01/07                               2,000,000      2,095,860
------------------------------------------------------------------------
  7.20%, 07/15/06                               1,900,000      2,023,614
========================================================================
                                                              11,382,021
========================================================================

DISTILLERS & VINTNERS-0.86%

Grand Metropolitan Investment Corp, Gtd.
  Putable Bonds, 7.45%, 04/15/35                5,000,000      5,435,450
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.17%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                  1,180,000      1,038,400
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

DIVERSIFIED FINANCIAL SERVICES-7.97%

AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired 05/24/01;
  Cost $494,930)(a)                            $  500,000   $    508,240
------------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
  6.95%, 11/01/18                               5,500,000      5,674,075
------------------------------------------------------------------------
CIT Group, Inc. (The), Notes, 6.50%, 02/07/06   3,000,000      3,108,540
------------------------------------------------------------------------
Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $3,603,676)(a)        3,600,000      3,785,220
------------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Notes, 7.25%,
  10/01/10                                      1,500,000      1,606,740
------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/09/01; Cost
  $4,276,103)(a)                                4,100,000      4,420,702
------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Notes,
  6.13%, 02/22/11                               2,000,000      2,029,200
------------------------------------------------------------------------
  6.88%, 11/15/10                               2,000,000      2,134,340
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.44%, 02/10/28(e)   8,700,000      1,080,714
------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., Unsec.
  Unsub. Bonds, 6.75%, 04/15/11                 1,250,000      1,274,100
------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06             1,800,000      1,843,920
------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd.
  Notes, 5.75%, 04/15/03                        9,800,000      9,948,862
------------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
  (Acquired 08/02/00; Cost $3,000,000)(a)       3,000,000      3,130,890
------------------------------------------------------------------------
Qwest Capital Funding Inc., Unsec. Gtd.
  Notes, 7.90%, 08/15/10                        2,750,000      2,915,797
------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                        3,725,000      3,972,191
------------------------------------------------------------------------
Verizon Global Funding Corp.,-Series REGS,
  Conv. Bonds, 4.25%, 09/15/05                  2,700,000      2,653,895
========================================================================
                                                              50,087,426
========================================================================

DIVERSIFIED METALS & MINING-0.60%

Centaur Mining and Exploration Ltd.
  (Australia), Sr. Gtd. Yankee Notes, 11.00%,
  12/01/07(c)                                   1,720,000        180,600
------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                               3,500,000      3,564,715
========================================================================
                                                               3,745,315
========================================================================

ELECTRIC UTILITIES-12.29%

AES Corp. (The), Sr. Unsec. Notes,
  8.75%, 12/15/02                               5,425,000      5,519,938
------------------------------------------------------------------------
  9.50%, 06/01/09                               2,550,000      2,588,250
------------------------------------------------------------------------
Beaver Valley II Funding Corp., Security
  Lease Obligations Deb., 9.00%, 06/01/17       1,500,000      1,623,585
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
ELECTRIC UTILITIES-(CONTINUED)

Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                     $4,300,000   $  4,312,814
------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                      2,100,000      2,375,646
------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08         1,700,000      1,706,409
------------------------------------------------------------------------
  Series D, Sr. Sec. Notes, 7.88%, 11/01/17     3,800,000      3,938,548
------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Notes, 8.13%,
  05/15/02                                      2,050,000      2,070,357
------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                               2,645,000      2,726,519
------------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 10/15/08                        3,200,000      3,348,320
------------------------------------------------------------------------
Commonwealth Edison Co.-Series 92, First
  Mortgage Bonds, 7.63%, 04/15/13               5,000,000      5,347,200
------------------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sec. First Mortgage Bonds,
    8.90%, 02/01/06                             3,000,000      3,276,510
------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
    05/01/11                                    3,000,000      3,292,500
------------------------------------------------------------------------
Indiana Michigan Power Co.-Series F, Security
  Lease Obligations, 9.82%, 12/07/22            4,966,639      5,592,584
------------------------------------------------------------------------
Kincaid Generation LLC, Sec. Bonds, 7.33%,
  06/15/20 (Acquired 04/30/98; Cost
  $1,936,732)(a)                                1,931,960      1,818,283
------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 07/21/99-12/03/99; Cost
  $5,978,820)(a)                                6,000,000      6,100,920
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08(d)                             930,000        949,205
------------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage
  Notes, 7.75%, 05/15/06                        4,300,000      4,590,422
------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(b)        7,000,000      6,373,080
------------------------------------------------------------------------
PSEG Power LLC, Sr. Notes, 8.63%, 04/15/31
  (Acquired 06/08/01; Cost $2,150,940)(a)       2,000,000      2,240,800
------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05          1,200,000      1,193,424
------------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 9.00%, 07/15/06               1,550,000      1,753,980
------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                               4,800,000      4,452,096
========================================================================
                                                              77,191,390
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.56%

Israel Electric Corp. Ltd. (Israel), Yankee
  Deb., 7.75%, 12/15/27 (Acquired 06/09/00-
  01/04/01; Cost $3,428,681)(a)                 3,990,000      3,526,282
========================================================================

EMPLOYMENT SERVICES-0.25%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                       1,680,000      1,554,000
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

ENVIRONMENTAL SERVICES-2.14%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09     $1,225,000   $  1,286,250
------------------------------------------------------------------------
Browning-Ferris Industries, Inc.,
  Deb., 9.25%, 05/01/21                         2,570,000      2,535,896
------------------------------------------------------------------------
  Unsec. Deb., 7.40%, 09/15/35                  1,200,000        978,000
------------------------------------------------------------------------
Waste Management, Inc., Putable Unsec. Notes,
  7.10%, 08/01/26                               8,400,000      8,645,196
========================================================================
                                                              13,445,342
========================================================================

GAS UTILITIES-3.50%

Northern Border Partners, L.P., Sr. Unsec.
  Gtd. Unsub. Notes, 7.10%, 03/15/11
  (Acquired 03/14/01; Cost $3,595,248)(a)       3,600,000      3,649,824
------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee
  Deb., 8.50%, 12/15/12                         3,000,000      3,410,190
------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06      3,500,000      3,723,195
------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11   6,000,000      6,286,740
------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee
  Deb., 8.63%, 05/15/12                         4,310,000      4,916,934
========================================================================
                                                              21,986,883
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.20%

Fresenius Medical Care Capital Trust, Pfd.
  Gtd. Notes, 7.88%, 06/15/11(d)                1,240,000      1,227,600
========================================================================

HOME FURNISHINGS-0.01%

Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 04/15/07(c)                           2,310,000         57,750
========================================================================

HOMEBUILDING-0.29%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                  1,750,000      1,828,750
========================================================================

INTEGRATED OIL & GAS-1.83%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
  6.70%, 02/15/27                               1,750,000      1,763,440
------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee
  Notes, 7.13%, 11/15/06                        3,000,000      3,106,740
------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                               2,100,000      2,222,052
------------------------------------------------------------------------
  7.65%, 02/15/06                               1,250,000      1,338,613
------------------------------------------------------------------------
Petro-Canada (Canada), Yankee Deb., 9.25%,
  10/15/21                                      2,500,000      3,060,600
========================================================================
                                                              11,491,445
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.55%

AT&T Canada Inc. (Canada), Sr. Unsec. Yankee
  Notes, 7.65%, 09/15/06                        2,800,000      2,812,852
------------------------------------------------------------------------
Candescent Technologies Corp., Sr. Putable
  Conv. Unsec. Gtd. Sub. Deb., 8.00%,
  05/01/03 (Acquired 04/20/98; Cost
  $2,000,000)(a)(c)(f)                          2,000,000        360,000
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
INTEGRATED TELECOMMUNICATION
  SERVICES-(CONTINUED)

MCI Communications Corp.,
  Sr. Unsec. Notes, 6.95%, 08/15/06            $1,750,000   $  1,769,583
------------------------------------------------------------------------
  Sr. Unsec. Putable Deb., 7.13%, 06/15/27      5,500,000      5,637,665
------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10(a)                                   1,775,000      1,251,375
------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19     2,500,000      2,646,075
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                      5,000,000      5,253,050
------------------------------------------------------------------------
Versatel Telecom International N.V.
  (Netherlands), Sr. Yankee Notes, 13.25%,
  05/15/08                                      1,370,000        417,850
------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group, Bonds, 8.25%,
  05/15/31                                      2,110,000      2,158,488
========================================================================
                                                              22,306,938
========================================================================

INTERNET RETAIL-0.19%

Amazon.com, Inc., Conv. Unsec. Sub. Notes,
  4.75%, 02/01/09 (Acquired 01/29/99; Cost
  $2,507,500)(a)                                2,500,000      1,218,750
========================================================================

INTERNET SOFTWARE & SERVICES-0.29%

Equinix, Inc., Sr. Unsec. Notes, 13.00%,
  12/01/07                                      3,540,000      1,424,850
------------------------------------------------------------------------
Exodus Communications, Inc., Sr. Unsec.
  Notes, 11.25%, 07/01/08                       1,205,000        379,575
========================================================================
                                                               1,804,425
========================================================================

LIFE & HEALTH INSURANCE-1.53%

American General Finance Corp., Sr. Putable
  Notes, 8.45%, 10/15/09                        3,100,000      3,545,439
------------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%,
  06/01/05                                      1,000,000        955,000
------------------------------------------------------------------------
Conseco, Inc., Sr. Unsec. Notes, 8.75%,
  02/09/04                                        620,000        584,350
------------------------------------------------------------------------
John Hancock Global Funding Ltd.-Series 99-H,
  R. Sec. Sub. Medium Term Notes, 6.75%,
  02/15/06                                      1,700,000        868,113
------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $1,578,167)(a)                                1,580,000      1,622,739
------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 10/14/99; Cost
  $654,311)(a)                                    700,000        693,395
------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23         1,325,000      1,367,188
========================================================================
                                                               9,636,224
========================================================================

MULTI-LINE INSURANCE-0.97%

AIG SunAmerica Global Financing II, Sr. Sec.
  Notes, 7.60%, 06/15/05 (Acquired 06/08/00-
  04/16/01; Cost $3,836,450)(a)                 3,750,000      4,057,388
------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, Sr.
  Notes, 5.85%, 02/01/06 (Acquired 01/24/01;
  Cost $1,989,700)(a)                           2,000,000      2,041,940
========================================================================
                                                               6,099,328
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

MULTI-UTILITIES-2.67%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18  $2,850,000   $  2,765,526
------------------------------------------------------------------------
Enron Corp., Sec. Notes, 8.00%, 08/15/05
  (Acquired 06/05/01; Cost $3,099,090)(a)       3,000,000      3,137,670
------------------------------------------------------------------------
Western Resources, Inc., Sr. Unsec. Notes,
  7.13%, 08/01/09                               5,352,000      4,947,817
------------------------------------------------------------------------
Williams Cos., Inc. (The), Sr. Putable Unsec.
  Notes, 6.75%, 01/15/06                        2,300,000      2,328,934
------------------------------------------------------------------------
Williams Gas Pipeline Center Inc., Sr. Notes,
  7.38%, 11/15/06 (Acquired 02/15/01; Cost
  $3,511,520)(a)                                3,400,000      3,594,412
========================================================================
                                                              16,774,359
========================================================================

OIL & GAS DRILLING-1.34%

Global Marine Inc., Sr. Unsec. Notes, 7.13%,
  09/01/07                                      3,800,000      3,965,756
------------------------------------------------------------------------
R & B Falcon Corp.-Series B, Sr. Unsec.
  Notes, 6.95%, 04/15/08                        4,300,000      4,427,452
========================================================================
                                                               8,393,208
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.02%

National-Oilwell, Inc., Sr. Unsec. Notes
  6.50%, 03/15/11                               4,000,000      3,935,600
------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Norway),
  Sr. Unsec. Yankee Notes, 7.13%, 03/30/28      4,465,000      3,766,183
------------------------------------------------------------------------
  Yankee Notes, 7.50%, 03/31/07                 3,000,000      2,987,400
------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                      2,000,000      2,016,780
========================================================================
                                                              12,705,963
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-6.71%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/96                         1,200,000      1,295,964
------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11            2,400,000      2,420,064
------------------------------------------------------------------------
Burlington Resources Inc., Sr. Unsec. Gtd.
  Notes, 6.68%, 02/15/11                        3,000,000      3,057,300
------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Yankee Notes, 6.70%, 07/15/11                 2,300,000      2,316,514
------------------------------------------------------------------------
Canadian Occidental Petroleum (Canada),
  Unsec. Unsub. Yankee Notes, 7.40%, 05/01/28   3,300,000      3,264,327
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.13%, 04/01/11                        3,460,000      3,338,900
------------------------------------------------------------------------
Gulf Canada Resources Ltd. (Canada), Unsec.
  Yankee Notes 7.13%, 01/15/11                  1,800,000      1,891,332
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                        3,500,000      3,554,390
------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        3,600,000      3,649,500
------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
  7.25%, 08/01/97                               3,600,000      3,319,236
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
OIL & GAS EXPLORATION &
  PRODUCTION-(CONTINUED)

Parker & Parsley Petroleum Co., Sr. Unsec.
  Notes,
  8.25%, 08/15/07                              $4,900,000   $  5,064,885
------------------------------------------------------------------------
  8.88%, 04/15/05                               3,045,000      3,196,032
------------------------------------------------------------------------
Talisman Energy Inc. (Canada), Unsec. Unsub.
  Yankee Deb., 7.13%, 06/01/07                  3,750,000      3,885,263
------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
  Notes, 6.75%, 05/15/08                        1,850,000      1,901,874
========================================================================
                                                              42,155,581
========================================================================

OIL & GAS REFINING & MARKETING-1.04%

Petroleos Mexicanos (Mexico),
  Series P, Unsec. Putable Unsub. Yankee
  Notes, 9.50%, 09/15/27                        3,600,000      3,839,832
------------------------------------------------------------------------
  Sr. Putable Unsec. Gtd. Yankee Bonds,
  9.38%, 12/02/08                               2,500,000      2,671,575
========================================================================
                                                               6,511,407
========================================================================

PAPER PRODUCTS-0.20%

Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Notes, 8.50%, 02/01/11                   1,240,000      1,283,400
========================================================================

PHARMACEUTICALS-0.36%

Warner Chilcott, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08                  2,000,000      2,240,000
========================================================================

PROPERTY & CASUALTY INSURANCE-1.42%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $2,995,410)(a)                                3,000,000      3,056,940
------------------------------------------------------------------------
Florida Windstorm Underwriting Association-
  Series 1999A, Sr. Sec. Notes, 7.13%,
  02/25/19 (Acquired 04/25/01-05/03/01; Cost
  $1,989,628)(a)                                2,000,000      2,048,640
------------------------------------------------------------------------
Terra Nova Insurance (United Kingdom)
  Holding, Sr. Unsec. Gtd. Yankee Notes,
  7.00%, 05/15/08                               2,000,000      1,795,740
------------------------------------------------------------------------
  7.20%, 08/15/07                               2,200,000      2,014,848
========================================================================
                                                               8,916,168
========================================================================

PUBLISHING & PRINTING-2.33%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34                7,000,000      7,496,650
------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                5,250,000      6,090,315
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
  10/01/26                                      1,000,000      1,032,180
========================================================================
                                                              14,619,145
========================================================================

RAILROADS-1.80%

Consolidated Rail Corp., Deb., 9.75%,
  06/15/20                                      1,875,000      2,333,588
------------------------------------------------------------------------
CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/27                                      7,250,000      7,606,845
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
RAILROADS-(CONTINUED)

Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10            $1,300,000   $  1,345,500
========================================================================
                                                              11,285,933
========================================================================

REAL ESTATE INVESTMENT TRUSTS-1.65%

ERP Operating L.P., Unsec. Notes, 7.13%,
  10/15/17                                      2,400,000      2,299,176
------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.63%, 03/15/08                               1,500,000      1,341,675
------------------------------------------------------------------------
Healthcare Realty Trust, Inc., Sr. Unsec.
  Notes, 8.13%, 05/01/11                        3,500,000      3,562,300
------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%,
  10/01/27                                      1,200,000      1,163,652
------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                               2,000,000      1,974,460
========================================================================
                                                              10,341,263
========================================================================

REINSURANCE-0.86%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                        4,800,000      5,377,872
========================================================================

SOVEREIGN DEBT-0.62%

Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                               3,600,000      3,908,808
========================================================================

SPECIALTY STORES-0.26%

United Rentals (North America) Inc., Sr.
  Unsec. Gtd. Notes, 10.75%, 04/15/08(d)        1,550,000      1,658,500
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.28%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                              2,000,000      1,790,000
========================================================================

TRUCKING-0.56%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                  1,850,000      2,085,875
------------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(d)                    1,570,000      1,452,250
========================================================================
                                                               3,538,125
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.15%

Crown Castle International Corp., Sr. Unsec.
  Notes, 10.75%, 08/01/11                       2,100,000      2,052,750
------------------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Notes, 12.00%, 11/01/08                   3,375,000      3,172,500
------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 02/01/11             2,100,000      1,743,000
------------------------------------------------------------------------
Nextel International Inc.-Series B, Sr.
  Unsec. Notes, 12.75%, 08/01/10                1,000,000        280,000
========================================================================
                                                               7,248,250
========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $565,266,852)                              560,172,935
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-4.60%

CANADA-1.64%

AT&T Canada Inc. (Integrated
  Telecommunication Services), Sr. Unsec.
  Unsub. Notes, 7.15%, 09/23/04        CAD      1,150,000   $    743,503
------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Wireless
  Telecommunication Services), Unsec. Deb.,
  6.55%, 06/02/08                   CAD         2,250,000      1,463,592
------------------------------------------------------------------------
Canadian Pacific Ltd. (Railroads), Unsec.
  Medium Term Notes, 5.85%, 03/30/09
  (Acquired 03/24/99; Cost $2,149,250)(a) CAD   3,250,000      2,091,135
------------------------------------------------------------------------
Export Development Corp. (Sovereign Debt),
  Sr. Unsec. Unsub. Bonds, 6.50%, 12/21/04NZD   2,150,000        882,178
------------------------------------------------------------------------
Microcell Telecommunications Inc. (Wireless
  Telecommunication Services)-Series B, Sr.
  Unsec. Disc. Notes, 11.13%, 10/15/07(b) CAD   3,500,000      1,263,930
------------------------------------------------------------------------
Ontario (Province of) (Sovereign Debt),
  Unsec. Unsub. Notes, 6.25%, 12/03/08    NZD   2,500,000        969,520
------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                   CAD         3,300,000      2,205,464
------------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)-Series
  V, Unsec. Deb., 6.45%, 12/18/06         CAD   1,000,000        667,564
========================================================================
                                                              10,286,886
========================================================================

CAYMAN ISLANDS-0.49%

Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Notes, 8.63%,
  06/30/22(d)        GBP                        2,000,000      3,078,329
========================================================================

FRANCE-0.40%

Vivendi Environnement (Environmental
  Services), Sr. Conv. Gtd. Bonds, 1.50%,
  01/01/05                   EUR                1,050,000      2,549,288
========================================================================

GERMANY-0.10%

Bundesrepublik Deutschland (Sovereign Debt),
  Bonds, 6.50%, 10/14/05             EUR          650,000        614,226
========================================================================

NETHERLANDS-1.17%

KPNQwest N.V. (Alternative Carriers), Sr.
  Notes, 8.88%, 02/01/08                  EUR   5,160,000      3,190,989
------------------------------------------------------------------------
Song Networks Holding A.B. (Alternative
  Carriers), Sr. Euro Notes, 11.88%,
  12/01/09                  EUR                 3,750,000      1,446,693
------------------------------------------------------------------------
Song Networks Holding A.B., (Integrated
  Telecommunication Services), Sr. Euro
  Notes, 12.38%, 02/01/08                 EUR   2,370,000        957,224
------------------------------------------------------------------------
Tecnost International Finance N.V.
  (Integrated Telecommunication
  Services)-Series E, Gtd. Medium Term Euro
  Notes, 6.58%, 07/30/09                  EUR   2,050,000      1,756,400
========================================================================
                                                               7,351,306
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

NEW ZEALAND-0.31%

Inter-American Development Bank (Banks),
  Unsec. Bonds, 5.75%, 04/15/04       NZD       4,750,000   $  1,928,244
========================================================================

UNITED KINGDOM-0.49%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV), Sr. Gtd. Unsec.
  Unsub. Bonds, 7.75%, 07/09/09       GBP       1,750,000      2,307,640
------------------------------------------------------------------------
Jazztel PLC (Integrated Telecommunication
  Services), Sr. Unsec. Notes, 13.25%,
  12/15/09                  EUR                 2,260,000        772,589
========================================================================
                                                               3,080,229
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $40,538,835)                                28,888,508
========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-1.09%

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(a)(g)                4,100             41
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.34%

Cendant Corp.(h)                                  105,409      2,145,073
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.00%

Electronic Retailing Systems International,
  Inc.- Wts., expiring 02/01/04(g)                  3,630             36
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B-Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(g)                                    5,770          3,174
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.01%

Enitel ASA (Norway)-Wts., expiring 04/03/05
  (Acquired 07/14/00; Cost $0)(a)(g)                2,500             22
------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(g)                          1,775            888
------------------------------------------------------------------------
Versatel Telecom International N.V.-ADR
  (Netherlands)(h)                                 17,663         28,261
========================================================================
                                                                  29,171
========================================================================

INTERNET SOFTWARE & SERVICES-0.01%

Equinix, Inc.-Wts., expiring 12/01/07
  (Acquired 05/30/00; Cost $0)(a)(g)                3,540         75,614
========================================================================

RAILROADS-0.01%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(g)                1,300         83,525
========================================================================

REAL ESTATE INVESTMENT TRUSTS-0.51%

First Republic Capital Corp.-Series A-Pfd.
  (Acquired 05/26/99; Cost $3,500,000)(a)           3,500      3,180,625
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

SYSTEMS SOFTWARE-0.21%

Microsoft Corp.(h)                                 20,291   $  1,343,061
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $8,370,999)                                        6,860,320
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-1.41%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.35%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                              $1,000,000        990,290
------------------------------------------------------------------------
Unsec. Sub. Notes,
  6.38%, 08/01/11                               1,250,000      1,246,600
========================================================================
                                                               2,236,890
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.06%

Unsec. Sub. Notes,
  5.50%, 05/02/06                              $1,900,000   $  1,915,409
------------------------------------------------------------------------
  6.25%, 02/01/11                               4,650,000      4,725,516
========================================================================
                                                               6,640,925
========================================================================
    Total U.S. Government Agency Securities
      (Cost $8,790,926)                                        8,877,815
========================================================================
U.S. TREASURY SECURITIES-0.33%

U.S. TREASURY BONDS-0.33%

  6.13%, 08/15/29 (Cost $2,124,281)             1,950,000      2,092,662
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.18%

STIC Liquid Assets Portfolio(i)                 3,689,218      3,689,218
------------------------------------------------------------------------
STIC Prime Portfolio(i)                         3,689,218      3,689,218
========================================================================
    Total Money Market Funds (Cost
      $7,378,436)                                              7,378,436
========================================================================
TOTAL INVESTMENTS-97.77% (Cost $632,470,329)                 614,270,676
========================================================================
OTHER ASSETS LESS LIABILITIES-2.23%                           14,031,501
========================================================================
NET ASSETS-100.00%                                          $628,302,177
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Jr.     - Junior
NZD     - New Zealand Dollar
Pfd.    - Preferred
RAPS    - Redeemable & Putable Security
REGS    - Regulation S
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 07/31/01 was $69,537,779, which represented 11.07% of the Fund's net assets.
(b) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f) Security fair valued in accordance with the procedures established by the Board of Trustees.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h)  Non-income producing security.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, at market value (cost
  $632,470,329)                                 $614,270,676
------------------------------------------------------------
Foreign currencies, at value (cost $1,229,538)     1,236,636
------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                   60,211
------------------------------------------------------------
  Investments sold                                 5,316,785
------------------------------------------------------------
  Fund shares sold                                 1,567,888
------------------------------------------------------------
  Dividends and interest                          13,113,305
------------------------------------------------------------
Investment for deferred compensation plan             76,244
------------------------------------------------------------
Other assets                                          51,387
============================================================
    Total assets                                 635,693,132
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,805,088
------------------------------------------------------------
  Fund shares reacquired                           2,072,001
------------------------------------------------------------
  Dividends                                          756,118
------------------------------------------------------------
  Foreign currency contracts outstanding             171,984
------------------------------------------------------------
  Deferred compensation plan                          76,244
------------------------------------------------------------
Accrued advisory fees                                    599
------------------------------------------------------------
Accrued distribution fees                            330,924
------------------------------------------------------------
Accrued trustees' fees                                 1,291
------------------------------------------------------------
Accrued transfer agent fees                           68,574
------------------------------------------------------------
Accrued operating expenses                           108,132
============================================================
    Total liabilities                              7,390,955
============================================================
Net assets applicable to shares outstanding     $628,302,177
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $346,967,378
____________________________________________________________
============================================================
Class B                                         $237,118,348
____________________________________________________________
============================================================
Class C                                         $ 44,216,451
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           50,193,292
____________________________________________________________
============================================================
Class B                                           34,262,197
____________________________________________________________
============================================================
Class C                                            6,402,820
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       6.91
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.91 divided by
      95.25%)                                   $       7.25
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       6.92
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       6.91
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                        $ 49,646,230
------------------------------------------------------------
Dividends                                            907,211
------------------------------------------------------------
Dividends from affiliated money market funds         554,970
============================================================
    Total investment income                       51,108,411
============================================================

EXPENSES:

Advisory fees                                      2,549,509
------------------------------------------------------------
Administrative services fees                         123,589
------------------------------------------------------------
Custodian fees                                        69,078
------------------------------------------------------------
Distribution fees -- Class A                         865,834
------------------------------------------------------------
Distribution fees -- Class B                       2,199,570
------------------------------------------------------------
Distribution fees -- Class C                         335,692
------------------------------------------------------------
Transfer agent fees -- Class A                       617,709
------------------------------------------------------------
Transfer agent fees -- Class B                       403,282
------------------------------------------------------------
Transfer agent fees -- Class C                        61,548
------------------------------------------------------------
Trustees' fees                                         7,436
------------------------------------------------------------
Other                                                386,330
============================================================
    Total expenses                                 7,619,577
============================================================
Less: Fees waived                                       (109)
------------------------------------------------------------
   Expenses paid indirectly                          (11,253)
------------------------------------------------------------
   Net expenses                                    7,608,215
============================================================
Net investment income                             43,500,196
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (44,760,583)
------------------------------------------------------------
  Foreign currencies                                 120,355
------------------------------------------------------------
  Foreign currency contracts                       1,854,705
============================================================
                                                 (42,785,523)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           23,578,485
------------------------------------------------------------
  Foreign currencies                                  38,810
------------------------------------------------------------
  Foreign currency contracts                        (269,139)
============================================================
                                                  23,348,156
============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                      (19,437,367)
============================================================
Net increase in net assets resulting from
  operations                                    $ 24,062,829
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2001, the seven months ended July 31, 2000, and the year ended December 31, 1999

                                                               YEAR ENDED     SEVEN MONTHS ENDED     YEAR ENDED
                                                                JULY 31,           JULY 31,         DECEMBER 31,
                                                                  2001               2000               1999
                                                              ------------    ------------------    ------------
OPERATIONS:

  Net investment income                                       $ 43,500,196       $ 27,629,143       $ 45,427,216
----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts          (42,785,523)       (28,922,119)       (19,889,682)
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                          23,348,156        (10,745,515)       (47,810,615)
================================================================================================================
    Net increase (decrease) in net assets resulting from
       operations                                               24,062,829        (12,038,491)       (22,273,081)
================================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (25,411,789)       (12,352,865)       (27,905,932)
----------------------------------------------------------------------------------------------------------------
  Class B                                                      (14,235,384)        (6,412,480)       (14,665,005)
----------------------------------------------------------------------------------------------------------------
  Class C                                                       (2,147,191)          (772,178)        (1,497,538)
----------------------------------------------------------------------------------------------------------------
Return of Capital:
  Class A                                                         (937,652)        (3,591,530)                --
----------------------------------------------------------------------------------------------------------------
  Class B                                                         (595,428)        (2,203,866)                --
----------------------------------------------------------------------------------------------------------------
  Class C                                                          (90,938)          (265,128)                --
----------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       11,935,605        (24,315,697)        33,756,872
----------------------------------------------------------------------------------------------------------------
  Class B                                                       30,091,490        (17,373,034)        49,567,754
----------------------------------------------------------------------------------------------------------------
  Class C                                                       18,401,373            225,211         11,280,738
================================================================================================================
    Net increase (decrease) in net assets                       41,072,915        (79,100,058)        28,263,808
================================================================================================================

NET ASSETS:

  Beginning of year                                            587,229,262        666,329,320        638,065,512
================================================================================================================
  End of year                                                 $628,302,177       $587,229,262       $666,329,320
________________________________________________________________________________________________________________
================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $730,247,353       $671,562,117       $719,086,161
----------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                             (296,959)          (405,470)        (1,347,825)
----------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (83,285,278)       (42,216,290)       (20,443,436)
----------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                  (18,362,939)       (41,711,095)       (30,965,580)
================================================================================================================
                                                              $628,302,177       $587,229,262       $666,329,320
________________________________________________________________________________________________________________
================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On July 31, 2001, undistributed net investment income was increased by $26,697, undistributed net realized gains increased by $1,716,535 and paid-in capital decreased by $1,743,232 as a result of book/tax differences due to foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $44,774,768 as of July 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
     Outstanding foreign currency contracts at July 31, 2001 were as follows:

                              CONTRACT TO:                         UNREALIZED
SETTLEMENT              ------------------------                  APPRECIATION
   DATE      CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
----------   --------   ----------   -----------   -----------   --------------
 09/10/01     AUD        1,600,000   $   819,200   $   811,725     $   7,475
-------------------------------------------------------------------------------
 09/25/01     EUR       10,000,000     8,530,000     8,741,640      (211,640)
-------------------------------------------------------------------------------
 10/05/01     NZD        8,800,000     3,643,200     3,611,019        32,181
===============================================================================
                                     $12,992,400   $13,164,384     $(171,984)
_______________________________________________________________________________
===============================================================================

G. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. For the year ended July 31, 2001, AIM waived fees of $109.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $123,589 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2001, AFS was paid $636,035 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $865,834, $2,199,570, and $335,692, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $241,096 from sales of the Class A shares of the Fund during the year ended July 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2001, AIM Distributors received $52,982 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $4,888 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,253 under an expense offset arrangements which resulted in a reduction of the Fund's expenses of $11,253.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.


NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2001 was $533,461,355 and $484,475,087, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 16,882,648
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (35,083,344)
=========================================================
Net unrealized appreciation
  (depreciation) of investment securities    $(18,200,696)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $632,471,372.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the year ended July 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                              YEAR ENDED                 SEVEN MONTHS ENDED                  YEAR ENDED
                                            JULY 31, 2001                   JULY 31, 2000                DECEMBER 31, 1999
                                     ----------------------------    ---------------------------    ----------------------------
                                       SHARES          AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                     -----------    -------------    -----------    ------------    -----------    -------------
Sold:
  Class A                             19,948,772    $ 139,192,236      7,718,634    $ 56,674,366     19,309,632    $ 154,855,498
--------------------------------------------------------------------------------------------------------------------------------
  Class B                             11,714,579       81,887,558      4,326,094      31,759,218     14,308,868      114,665,985
--------------------------------------------------------------------------------------------------------------------------------
  Class C                              4,180,883       29,145,850      1,046,350       7,655,971      2,744,473       21,843,332
================================================================================================================================
Issued as reinvestment of
  dividends:
  Class A                              3,099,848       21,590,593      1,780,355      13,014,300      2,892,178       22,930,219
--------------------------------------------------------------------------------------------------------------------------------
  Class B                              1,543,513       10,761,821        880,732       6,435,623      1,404,212       11,107,962
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                250,632        1,741,447        113,060         824,514        150,804        1,188,183
================================================================================================================================
Reacquired:
  Class A                            (21,394,116)    (148,847,224)   (12,794,917)    (94,004,363)   (18,052,165)    (144,028,845)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                             (8,963,733)     (62,557,889)    (7,508,184)    (55,567,875)    (9,612,004)     (76,206,193)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                             (1,792,733)     (12,485,924)    (1,120,567)     (8,255,274)    (1,483,247)     (11,750,777)
================================================================================================================================
                                       8,587,645    $  60,428,468     (5,558,443)   $(41,463,520)    11,662,751    $  94,605,364
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                    SEVEN MONTHS
                                                      YEAR ENDED        ENDED                  YEAR ENDED DECEMBER 31,
                                                       JULY 31,       JULY 31,       --------------------------------------------
                                                         2001           2000           1999        1998        1997        1996
                                                      ----------    -------------    --------    --------    --------    --------
Net asset value, beginning of period                   $   7.14       $   7.59       $   8.38    $   8.57    $   8.24    $   8.17
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.53           0.34           0.57        0.57        0.55        0.57
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.23)         (0.47)         (0.81)      (0.16)       0.39        0.09
=================================================================================================================================
    Total from investment operations                       0.30          (0.13)         (0.24)       0.41        0.94        0.66
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.51)         (0.25)         (0.55)      (0.55)      (0.52)      (0.59)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --             --             --       (0.05)      (0.09)         --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                       (0.02)         (0.07)            --          --          --          --
=================================================================================================================================
    Total distributions                                   (0.53)         (0.32)         (0.55)      (0.60)      (0.61)      (0.59)
=================================================================================================================================
Net asset value, end of period                         $   6.91       $   7.14       $   7.59    $   8.38    $   8.57    $   8.24
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            4.42%         (1.70)%        (2.92)%      4.94%      11.92%       8.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $346,967       $346,482       $393,414    $399,701    $340,608    $286,183
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    0.95%(b)       0.97%(c)       0.91%       0.91%       0.94%       0.98%
=================================================================================================================================
Ratio of net investment income to average net assets       7.57%(b)       8.03%(c)       7.11%       6.69%       6.55%       7.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      83%            43%            78%         41%         54%         80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $346,333,670.
(c)  Annualized.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                     SEVEN MONTHS
                                                       YEAR ENDED        ENDED                  YEAR ENDED DECEMBER 31,
                                                        JULY 31,       JULY 31,       -------------------------------------------
                                                          2001           2000           1999        1998        1997       1996
                                                       ----------    -------------    --------    --------    --------    -------
Net asset value, beginning of period                    $   7.14       $   7.58       $   8.37    $   8.55    $   8.23    $  8.15
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.48           0.31           0.50        0.50        0.48       0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.23)         (0.47)         (0.80)      (0.15)       0.38       0.11
=================================================================================================================================
    Total from investment operations                        0.25          (0.16)         (0.30)       0.35        0.86       0.61
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.45)         (0.21)         (0.49)      (0.48)      (0.45)     (0.53)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --             --             --       (0.05)      (0.09)        --
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                        (0.02)         (0.07)            --          --          --         --
=================================================================================================================================
    Total distributions                                    (0.47)         (0.28)         (0.49)      (0.53)      (0.54)     (0.53)
=================================================================================================================================
Net asset value, end of period                          $   6.92       $   7.14       $   7.58    $   8.37    $   8.55    $  8.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             3.67%         (2.09)%        (3.72)%      4.20%      10.89%      7.87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $237,118       $213,926       $244,713    $219,033    $125,871    $85,343
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.71%(b)       1.73%(c)       1.66%       1.66%       1.69%      1.80%
=================================================================================================================================
Ratio of net investment income to average net assets        6.81%(b)       7.28%(c)       6.36%       5.94%       5.80%      6.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       83%            43%            78%         41%         54%        80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $219,956,940.
(c)  Annualized.

                                                                                            CLASS C
                                                              -------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                            SEVEN MONTHS         YEAR ENDED         (DATE SALES
                                                              YEAR ENDED        ENDED           DECEMBER 31,       COMMENCED) TO
                                                               JULY 31,       JULY 31,       ------------------     DECEMBER 31,
                                                                 2001           2000          1999       1998           1997
                                                              ----------    -------------    -------    -------    --------------
Net asset value, beginning of period                           $  7.13         $  7.57       $  8.36    $  8.54        $ 8.38
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.48            0.31          0.50       0.50          0.19
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.23)          (0.47)        (0.80)     (0.15)         0.22
=================================================================================================================================
    Total from investment operations                              0.25           (0.16)        (0.30)      0.35          0.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.45)          (0.21)        (0.49)     (0.48)        (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --            --      (0.05)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                              (0.02)          (0.07)           --         --            --
=================================================================================================================================
    Total distributions                                          (0.47)          (0.28)        (0.49)     (0.53)        (0.25)
=================================================================================================================================
Net asset value, end of period                                 $  6.91         $  7.13       $  7.57    $  8.36        $ 8.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   3.68%          (2.09)%       (3.71)%     4.21%         4.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $44,216         $26,821       $28,202    $19,332        $2,552
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.71%(b)        1.73%(c)      1.66%      1.66%         1.69%(c)
=================================================================================================================================
Ratio of net investment income to average net assets              6.81%(b)        7.28%(c)      6.36%      5.94%         5.80%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             83%             43%           78%        41%           54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $33,569,190.
(c)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Intermediate Government Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
AIM Intermediate Government Fund:

We have audited the accompanying statement of changes in net assets of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds) for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Intermediate Government Fund for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
July 31, 2001

                                                PRINCIPAL        MARKET
                                                  AMOUNT         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-72.54%

ELECTRIC UTILITIES-3.08%

Tennessee Valley Authority Bonds,
  Series A, 5.63%, 01/18/11                    $  5,000,000   $  4,912,500
--------------------------------------------------------------------------
  Series G, 5.38%, 11/13/08                      14,600,000     14,550,068
==========================================================================
                                                                19,462,568
==========================================================================

FEDERAL FARM CREDIT BANK-6.44%

Bonds,
  6.00%, 06/11/08 to 03/07/11                    21,000,000     21,136,500
--------------------------------------------------------------------------
Medium Term Notes,
  5.70%, 01/18/05                                10,000,000     10,219,000
--------------------------------------------------------------------------
  5.75%, 12/07/28                                10,000,000      9,326,800
==========================================================================
                                                                40,682,300
==========================================================================

FEDERAL HOME LOAN BANK-9.05%

Bonds,
  7.36%, 07/01/04                                 2,800,000      3,016,244
--------------------------------------------------------------------------
Unsec. Bonds,
  5.38%, 09/13/04                                 5,000,000      5,008,550
--------------------------------------------------------------------------
  7.25%, 05/13/05 to 02/15/07                    18,200,000     19,704,530
--------------------------------------------------------------------------
  8.00%, 05/24/05                                 4,140,000      4,264,738
--------------------------------------------------------------------------
  8.10%, 05/24/05                                 6,060,000      6,247,375
--------------------------------------------------------------------------
  6.50%, 11/15/05                                 2,000,000      2,112,380
--------------------------------------------------------------------------
  5.50%, 07/06/06                                 5,000,000      5,006,400
--------------------------------------------------------------------------
  5.48%, 01/08/09                                 1,000,000        992,450
--------------------------------------------------------------------------
  7.38%, 02/12/10                                 8,000,000      8,828,960
--------------------------------------------------------------------------
  7.21%, 08/08/12                                 2,000,000      2,003,560
==========================================================================
                                                                57,185,187
==========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-26.56%

Pass Through Certificates,
  9.00%, 12/01/05 to 04/01/25                     2,286,695      2,445,286
--------------------------------------------------------------------------
  8.00%, 07/01/06 to 12/01/06                        13,660         14,211
--------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                    15,570,763     16,518,355
--------------------------------------------------------------------------
  10.50%, 09/01/09 to 01/01/21                      796,034        890,784
--------------------------------------------------------------------------
  7.00%, 11/01/10 to 08/01/31(a)                 48,024,111     49,031,319
--------------------------------------------------------------------------
  6.50%, 02/01/11 to 08/01/31(a)                 41,467,591     41,881,269
--------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    5,279,892      5,847,611
--------------------------------------------------------------------------
  12.00%, 02/01/13                                    9,406         10,864
--------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     4,459,367      4,848,379
--------------------------------------------------------------------------
  7.50%, 09/01/30                                 8,000,001      8,247,441
--------------------------------------------------------------------------
Unsec. Notes,
  7.21%, 03/19/07                                 6,000,000      6,106,560
--------------------------------------------------------------------------
  6.65%, 03/23/09 to 08/21/09                    11,800,000     11,815,134
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                  AMOUNT         VALUE
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

  6.63%, 09/15/09                              $ 19,000,000   $ 20,222,460
==========================================================================
                                                               167,879,673
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-17.14%

Pass Through Certificates,
  8.50%, 01/01/07 to 11/01/26                    29,005,285     30,983,319
--------------------------------------------------------------------------
  7.50%, 06/01/10 to 07/01/31                    21,431,373     22,144,294
--------------------------------------------------------------------------
  7.00%, 05/01/11 to 11/01/15                     1,484,235      1,535,994
--------------------------------------------------------------------------
  8.00%, 02/01/12 to 07/01/31                    15,491,585     16,175,559
--------------------------------------------------------------------------
  6.50%, 05/01/13 to 11/01/28(a)                 27,482,483     27,947,483
--------------------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24                        63,239         62,574
--------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       863,955        944,393
--------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    4,787,153      5,318,190
--------------------------------------------------------------------------
Unsec. Notes,
  6.63%, 09/15/09                                 3,000,000      3,194,010
==========================================================================
                                                               108,305,816
==========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-7.67%

Pass Through Certificates,
  6.00%, 10/15/08 to 11/15/08                       322,647        330,207
--------------------------------------------------------------------------
  6.50%, 10/15/08                                   277,356        287,150
--------------------------------------------------------------------------
  7.00%, 10/15/08 to 07/15/28                    12,646,006     12,975,493
--------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                       754,783        817,203
--------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                     2,695,989      2,972,804
--------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    5,644,173      6,309,137
--------------------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15                       46,931         52,550
--------------------------------------------------------------------------
  12.50%, 11/15/10                                   60,876         71,092
--------------------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15                      173,599        203,050
--------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      177,444        210,265
--------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      278,866        321,481
--------------------------------------------------------------------------
  10.50%, 08/15/15 to 02/15/16                       34,477         38,603
--------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                    17,645,907     18,552,153
--------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                     5,140,678      5,330,759
==========================================================================
                                                                48,471,947
==========================================================================

PRIVATE EXPORT FUNDING COMPANY-2.60%

Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                 7,000,000      7,757,610
--------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                 8,000,000      8,680,000
==========================================================================
                                                                16,437,610
==========================================================================
    Total U.S. Government Agency Securities
      (Cost $453,457,425)                                      458,425,101
==========================================================================

                                                PRINCIPAL        MARKET
                                                  AMOUNT         VALUE

U.S. TREASURY SECURITIES-25.31%

U.S. TREASURY NOTES-21.33%

  6.75%, 05/15/05                              $ 35,000,000   $ 37,845,850
--------------------------------------------------------------------------
  5.75%, 11/15/05                                21,000,000     22,022,910
--------------------------------------------------------------------------
  4.63%, 05/15/06(b)                             29,800,000     29,944,530
--------------------------------------------------------------------------
  6.50%, 02/15/10                                40,750,000     44,972,515
==========================================================================
                                                               134,785,805
==========================================================================

U.S. TREASURY BONDS-2.51%

  7.50%, 11/15/16                                 5,500,000      6,621,010
--------------------------------------------------------------------------
  5.38%, 02/15/31                                 9,450,000      9,271,679
==========================================================================
                                                                15,892,689
==========================================================================

U.S. TREASURY STRIPS-1.47%(C)

  5.38%, 05/15/06                                 8,000,000      6,428,960
--------------------------------------------------------------------------
  6.79%, 11/15/18                                 7,750,000      2,858,820
==========================================================================
                                                                 9,287,780
==========================================================================
    Total U.S. Treasury Securities (Cost
      $155,688,579)                                            159,966,274
==========================================================================

                                                PRINCIPAL        MARKET
                                                  AMOUNT         VALUE
MONEY MARKET FUNDS-17.27%

STIT Government & Agency Portfolio (Cost
  $109,142,402)(d)                              109,142,402   $109,142,402
==========================================================================
TOTAL INVESTMENTS-115.12% (Cost $718,288,406)                  727,533,777
==========================================================================
OTHER ASSETS LESS LIABILITIES-(15.12%)                         (95,549,905)
==========================================================================
NET ASSETS-100.00%                                            $631,983,872
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(b) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at 07/31/01.
(c) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, at market value (cost
  $718,288,406)                                 $727,533,777
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 8,383,157
------------------------------------------------------------
  Dividends and interest                           7,563,932
------------------------------------------------------------
  Principal paydowns                                 337,245
------------------------------------------------------------
Investment for deferred compensation plan             52,808
------------------------------------------------------------
Other assets                                          66,647
============================================================
    Total assets                                 743,937,566
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           75,562,792
------------------------------------------------------------
  Fund shares reacquired                           4,988,986
------------------------------------------------------------
  Dividends                                          739,531
------------------------------------------------------------
  Reverse repurchase agreements                   30,060,750
------------------------------------------------------------
  Interest expense                                     1,942
------------------------------------------------------------
  Deferred compensation plan                          52,808
------------------------------------------------------------
Accrued advisory fees                                 15,777
------------------------------------------------------------
Accrued distribution fees                            383,708
------------------------------------------------------------
Accrued trustees' fees                                 1,267
------------------------------------------------------------
Accrued transfer agent fees                           24,042
------------------------------------------------------------
Accrued operating expenses                           122,091
============================================================
    Total liabilities                            111,953,694
============================================================
Net assets applicable to shares outstanding     $631,983,872
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $302,391,196
____________________________________________________________
============================================================
Class B                                         $269,677,443
____________________________________________________________
============================================================
Class C                                         $ 59,915,233
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           33,285,242
____________________________________________________________
============================================================
Class B                                           29,603,255
____________________________________________________________
============================================================
Class C                                            6,598,611
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       9.08
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.08 divided by
      95.25%)                                   $       9.53
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       9.11
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       9.08
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                         $30,923,424
------------------------------------------------------------
Dividends from affiliated money market funds       4,655,797
============================================================
    Total investment income                       35,579,221
============================================================

EXPENSES:

Advisory fees                                      2,247,495
------------------------------------------------------------
Administrative services fees                         120,488
------------------------------------------------------------
Custodian fees                                        71,268
------------------------------------------------------------
Distribution fees -- Class A                         628,863
------------------------------------------------------------
Distribution fees -- Class B                       2,166,723
------------------------------------------------------------
Distribution fees -- Class C                         453,524
------------------------------------------------------------
Interest                                           1,991,886
------------------------------------------------------------
Transfer agent fees -- Class A                       371,935
------------------------------------------------------------
Transfer agent fees -- Class B                       339,417
------------------------------------------------------------
Transfer agent fees -- Class C                        71,045
------------------------------------------------------------
Trustees' fees                                         9,242
------------------------------------------------------------
Other                                                306,837
============================================================
    Total expenses                                 8,778,723
============================================================
Less: Fees waived                                     (1,187)
------------------------------------------------------------
    Expenses paid indirectly                          (9,377)
============================================================
    Net expenses                                   8,768,159
============================================================
Net investment income                             26,811,062
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities       3,212,879
============================================================
Change in net unrealized appreciation of
  investment securities                           14,303,931
============================================================
Net gain from investment securities               17,516,810
============================================================
Net increase in net assets resulting from
  operations                                     $44,327,872
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2001, the seven months ended July 31, 2000, and the year ended December 31, 1999

                                                               YEAR ENDED      SEVEN MONTHS      YEAR ENDED
                                                                JULY 31,      ENDED JULY 31,    DECEMBER 31,
                                                                  2001             2000             1999
                                                              ------------    --------------    ------------
OPERATIONS:

  Net investment income                                       $ 26,811,062     $ 16,142,998     $ 32,914,473
------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            3,212,879       (8,156,637)     (27,037,801)
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       14,303,931        6,328,795      (17,820,871)
============================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                44,327,872       14,315,156      (11,944,199)
============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (14,773,132)      (8,371,950)     (16,289,770)
------------------------------------------------------------------------------------------------------------
  Class B                                                      (11,061,094)      (6,448,874)     (13,961,515)
------------------------------------------------------------------------------------------------------------
  Class C                                                       (2,309,804)      (1,172,877)      (2,201,216)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders in excess of net investment
  income:
  Class A                                                         (128,142)              --               --
------------------------------------------------------------------------------------------------------------
  Class B                                                         (110,507)              --               --
------------------------------------------------------------------------------------------------------------
  Class C                                                          (23,140)              --               --
------------------------------------------------------------------------------------------------------------
Return of Capital
  Class A                                                               --               --         (133,023)
------------------------------------------------------------------------------------------------------------
  Class B                                                               --               --         (129,047)
------------------------------------------------------------------------------------------------------------
  Class C                                                               --               --          (21,986)
------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       72,844,994      (16,487,253)      14,339,321
------------------------------------------------------------------------------------------------------------
  Class B                                                       85,911,151      (51,077,582)      11,152,000
------------------------------------------------------------------------------------------------------------
  Class C                                                       24,431,473       (4,681,894)       4,431,396
============================================================================================================
    Net increase (decrease) in net assets                      199,109,671      (73,925,274)     (14,758,039)
============================================================================================================

NET ASSETS:

  Beginning of year                                            432,874,201      506,799,475      521,557,514
------------------------------------------------------------------------------------------------------------
  End of year                                                 $631,983,872     $432,874,201     $506,799,475
____________________________________________________________________________________________________________
============================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $664,652,890     $481,727,062     $553,973,791
------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                              (63,726)         (19,532)         (52,483)
------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (41,850,663)     (43,774,769)     (35,734,478)
------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   9,245,371       (5,058,560)     (11,387,355)
============================================================================================================
                                                              $631,983,872     $432,874,201     $506,799,475
____________________________________________________________________________________________________________
============================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
     Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     On July 31, 2001, undistributed net investment income was increased by $1,550,563, undistributed net realized gains decreased by $1,288,773 and paid in capital decreased by $261,790 as a result of differing book/tax treatment of paydowns and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $40,704,582 as of July 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. For the year ended July 31, 2001, AIM waived fees of $1,187.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $120,488 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2001, AFS was paid $396,824 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $628,863, $2,166,723, and $453,524, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $215,039 from sales of the Class A shares of the Fund during the year ended July 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2001, AIM Distributors received $209,395 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $4,727 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $9,377 under an expense offset arrangement which resulted in a reduction of the Fund's expenses of $9,377.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.
  The maximum amount outstanding during the year ended July 31, 2001 was $102,348,688, while borrowings averaged $41,480,563 per day with a weighted average interest rate of 4.80%.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2001 was $1,108,255,036 and $884,215,146, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $9,466,345
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (220,974)
=========================================================
Net unrealized appreciation of investment
  securities                                   $9,245,371
_________________________________________________________
=========================================================
Investments have the same cost for tax and
  financial statement purposes.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the year ended July 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                            YEAR ENDED                  SEVEN MONTHS ENDED                  YEAR ENDED
                                          JULY 31, 2001                   JULY 31, 2000                  DECEMBER 31, 1999
                                   ----------------------------    ----------------------------    -----------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT           SHARES          AMOUNT
                                   -----------    -------------    -----------    -------------    ------------    -------------
Sold:
  Class A                           70,420,358    $ 634,206,122     14,428,306    $ 126,418,351      43,994,368    $ 405,966,986
--------------------------------------------------------------------------------------------------------------------------------
  Class B                           21,411,964      193,273,518      5,530,370       48,527,357      24,981,699      228,902,826
--------------------------------------------------------------------------------------------------------------------------------
  Class C                            7,928,891       71,408,489      2,386,392       20,861,222       4,401,944       40,514,763
================================================================================================================================
Issued as reinvestment of
  dividends:
  Class A                            1,352,466       12,138,035        744,846        6,516,394       1,422,251       12,951,091
--------------------------------------------------------------------------------------------------------------------------------
  Class B                              904,111        8,138,588        457,487        4,009,997       1,015,685        9,277,928
--------------------------------------------------------------------------------------------------------------------------------
  Class C                              211,013        1,893,881         90,390          789,795         193,191        1,758,352
================================================================================================================================
Reacquired:
  Class A                          (63,746,143)    (573,499,163)   (17,067,415)    (149,421,998)    (43,911,017)    (404,578,756)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                          (12,844,788)    (115,500,955)   (11,813,222)    (103,614,936)    (24,856,772)    (227,028,754)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                           (5,443,297)     (48,870,897)    (3,013,546)     (26,332,911)     (4,134,353)     (37,841,719)
================================================================================================================================
                                    20,194,575    $ 183,187,618     (8,256,392)   $ (72,246,729)      3,106,996       29,922,717
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 YEAR ENDED    SEVEN MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                  JULY 31,          JULY 31,         --------------------------------------------
                                                  2001(a)             2000             1999        1998        1997        1996
                                                 ----------    ------------------    --------    --------    --------    --------
Net asset value, beginning of period              $   8.77          $   8.80         $   9.58    $   9.46    $   9.28    $   9.70
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.50              0.34             0.60        0.62        0.63        0.63
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.35             (0.03)           (0.78)       0.13        0.18       (0.42)
=================================================================================================================================
    Total from investment operations                  0.85              0.31            (0.18)       0.75        0.81        0.21
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.54)            (0.34)           (0.60)      (0.63)      (0.61)      (0.59)
=================================================================================================================================
  Returns of capital                                    --                --               --          --       (0.02)      (0.04)
=================================================================================================================================
    Total distributions                              (0.54)            (0.34)           (0.60)      (0.63)      (0.63)      (0.63)
=================================================================================================================================
Net asset value, end of period                    $   9.08          $   8.77         $   8.80    $   9.58    $   9.46    $   9.28
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       9.91%             3.55%           (1.87)%      8.17%       9.07%       2.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $302,391          $221,636         $238,957    $245,613    $167,427    $174,344
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                        1.32%(c)          1.25%(d)         1.08%       1.20%       1.11%       1.08%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                        0.93%(c)          0.98%(d)         0.89%       0.96%       1.00%       1.00%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              5.61%(c)          6.61%(d)         6.60%       6.43%       6.77%       6.76%
=================================================================================================================================
Ratio of interest expense to average net assets       0.39%(c)          0.27%(d)         0.19%       0.24%       0.11%       0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                194%               65%             141%        147%         99%        134%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $251,545,156.
(d)  Annualized.

                                                                                      CLASS B
                                                   ------------------------------------------------------------------------------
                                                                                                       YEAR ENDED
                                                   YEAR ENDED    SEVEN MONTHS ENDED                   DECEMBER 31,
                                                    JULY 31,          JULY 31,         ------------------------------------------
                                                    2001(a)             2000             1999        1998       1997       1996
                                                   ----------    ------------------    --------    --------    -------    -------
Net asset value, beginning of period                $   8.79          $   8.82         $   9.59    $   9.46    $  9.28    $  9.69
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.44              0.30             0.53        0.55       0.56       0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.35             (0.04)           (0.77)       0.13       0.17      (0.41)
=================================================================================================================================
    Total from investment operations                    0.79              0.26            (0.24)       0.68       0.73       0.14
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.47)            (0.29)           (0.53)      (0.55)     (0.53)     (0.51)
=================================================================================================================================
  Returns of capital                                      --                --               --          --      (0.02)     (0.04)
=================================================================================================================================
    Total distributions                                (0.47)            (0.29)           (0.53)      (0.55)     (0.55)     (0.55)
=================================================================================================================================
Net asset value, end of period                      $   9.11          $   8.79         $   8.82    $   9.59    $  9.46    $  9.28
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         9.17%             3.05%           (2.56)%      7.40%      8.16%      1.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $269,677          $177,032         $228,832    $237,919    $89,265    $79,443
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                          2.08%(c)          2.01%(d)         1.85%       1.96%      1.87%      1.84%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                          1.69%(c)          1.74%(d)         1.66%       1.72%      1.76%      1.76%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                4.85%(c)          5.85%(d)         5.83%       5.68%      6.01%      6.00%
=================================================================================================================================
Ratio of interest expense to average net assets         0.39%(c)          0.27%(d)         0.19%       0.24%      0.11%      0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                  194%               65%             141%        147%        99%       134%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $216,672,280.
(d)  Annualized.

                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                                                 YEAR ENDED         (DATE SALES
                                                         YEAR ENDED    SEVEN MONTHS ENDED       DECEMBER 31,        COMMENCED TO
                                                          JULY 31,          JULY 31,         ------------------     DECEMBER 31,
                                                          2001(a)             2000            1999       1998           1997
                                                         ----------    ------------------    -------    -------    --------------
Net asset value, beginning of period                      $  8.77           $  8.79          $  9.56    $  9.44        $ 9.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.44              0.30             0.53       0.56          0.24
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.34             (0.03)           (0.77)      0.11          0.10
=================================================================================================================================
    Total from investment operations                         0.78              0.27            (0.24)      0.67          0.34
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.47)            (0.29)           (0.53)     (0.55)        (0.22)
=================================================================================================================================
  Returns of capital                                           --                --               --         --         (0.01)
=================================================================================================================================
    Total distributions                                     (0.47)            (0.29)           (0.53)     (0.55)        (0.23)
=================================================================================================================================
Net asset value, end of period                            $  9.08           $  8.77          $  8.79    $  9.56        $ 9.44
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              9.08%             3.18%           (2.57)%     7.31%         3.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $59,915           $34,206          $39,011    $38,026        $1,851
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense)                                          2.08%(c)          2.01%(d)         1.85%      1.96%         1.87%(d)
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense)                                          1.69%(c)          1.74%(d)         1.66%      1.72%         1.76%(d)
=================================================================================================================================
Ratio of net investment income to average net assets         4.85%(c)          5.85%(d)         5.83%      5.68%         6.01%(d)
=================================================================================================================================
Ratio of interest expense to average net assets              0.39%(c)          0.27%(d)         0.19%      0.24%         0.11%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       194%               65%             141%       147%           99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $45,352,476.
(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Limited Maturity Treasury Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2000, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
AIM Investment Securities Funds:

We have audited the accompanying statement of changes in net assets of AIM Limited Maturity Treasury Fund (a series of AIM Investment Securities Funds) for the year ended July 31, 2000, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Limited Maturity Treasury Fund for the year ended July 31, 2000, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
July 31, 2001

                                                          PRINCIPAL
                                                            AMOUNT        MARKET
                                               MATURITY     (000s)        VALUE
U.S. TREASURY SECURITIES-96.31%

U.S. TREASURY NOTES-96.31%

6.13%                                          08/31/02    $40,600     $ 41,716,094
-----------------------------------------------------------------------------------
6.00%                                          09/30/02     40,400       41,534,028
-----------------------------------------------------------------------------------
5.75%                                          10/31/02     40,400       41,472,620
-----------------------------------------------------------------------------------
5.63%                                          11/30/02     40,100       41,153,828
-----------------------------------------------------------------------------------
5.13%                                          12/31/02     40,100       40,940,095
-----------------------------------------------------------------------------------
4.75%                                          01/31/03     40,500       41,144,760
-----------------------------------------------------------------------------------
4.63%                                          02/28/03     40,500       41,081,985
-----------------------------------------------------------------------------------
4.25%                                          03/31/03     40,400       40,765,216
-----------------------------------------------------------------------------------
4.00%                                          04/30/03     40,100       40,281,252
-----------------------------------------------------------------------------------
4.25%                                          05/31/03     40,100       40,443,256
-----------------------------------------------------------------------------------
3.88%                                          06/30/03     40,100       40,182,606
-----------------------------------------------------------------------------------
3.88%                                          07/31/03     40,000       40,074,800
===================================================================================
    Total U.S. Treasury Securities (Cost
     $484,881,894)                                                      490,790,540
===================================================================================
TOTAL INVESTMENTS--96.31%                                               490,790,540
===================================================================================
OTHER ASSETS LESS LIABILITIES--3.69%                                     18,820,600
===================================================================================
NET ASSETS-100.00%                                                     $509,611,140
___________________________________________________________________________________
===================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, at market value (cost
  $484,881,894)                                 $490,790,540
------------------------------------------------------------
Receivables for:
  Fund shares sold                                34,315,336
------------------------------------------------------------
  Interest                                         5,202,646
------------------------------------------------------------
Investment for deferred compensation plan             48,401
------------------------------------------------------------
Other assets                                          27,592
============================================================
    Total assets                                 530,384,515
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          20,047,004
------------------------------------------------------------
  Amount due custodian                               145,973
------------------------------------------------------------
  Dividends                                          348,261
------------------------------------------------------------
  Deferred compensation plan                          48,401
------------------------------------------------------------
Accrued advisory fees                                  1,995
------------------------------------------------------------
Accrued administrative services fees                     200
------------------------------------------------------------
Accrued distribution fees                             70,400
------------------------------------------------------------
Accrued trustees' fees                                   921
------------------------------------------------------------
Accrued transfer agent fees                           63,325
------------------------------------------------------------
Accrued operating expenses                            46,895
============================================================
    Total liabilities                             20,773,375
============================================================
Net assets applicable to shares outstanding     $509,611,140
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $507,798,864
____________________________________________________________
============================================================
Institutional Class                             $  1,812,276
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           49,503,096
____________________________________________________________
============================================================
Institutional Class                                  176,708
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      10.26
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.26 divided by
      99.00%)                                   $      10.36
____________________________________________________________
============================================================
Institutional Class
  Net asset value and offering price per share  $      10.26
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                         $20,332,704
============================================================

EXPENSES:

Advisory fees                                        712,990
------------------------------------------------------------
Administrative services fees                          81,565
------------------------------------------------------------
Custodian fees                                        20,660
------------------------------------------------------------
Distribution fees -- Class A                         532,019
------------------------------------------------------------
Transfer agent fees -- Class A                       421,035
------------------------------------------------------------
Transfer agent fees--Institutional Class               2,149
------------------------------------------------------------
Trustees' fees                                         8,623
------------------------------------------------------------
Other                                                209,513
============================================================
    Total expenses                                 1,988,554
============================================================
Less: Expenses reimbursed                             (1,600)
------------------------------------------------------------
    Expenses paid indirectly                          (6,385)
============================================================
  Net expenses                                     1,980,569
============================================================
Net investment income                             18,352,135
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities       3,891,256
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            6,182,255
============================================================
Net gain from investment securities               10,073,511
============================================================
Net increase in net assets resulting from
  operations                                     $28,425,646
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended July 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    -------------
OPERATIONS:

  Net investment income                                       $ 18,352,135    $  17,912,729
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            3,891,256       (4,797,259)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   6,182,255        2,049,768
===========================================================================================
    Net increase in net assets resulting from operations        28,425,646       15,165,238
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (18,285,550)     (17,525,848)
-------------------------------------------------------------------------------------------
  Institutional Class                                              (99,845)        (416,635)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      197,751,141      (87,282,579)
-------------------------------------------------------------------------------------------
  Institutional Class                                             (693,669)     (14,575,249)
===========================================================================================
    Net increase (decrease) in net assets                      207,097,723     (104,635,073)
===========================================================================================

NET ASSETS:

  Beginning of year                                            302,513,417      407,148,490
===========================================================================================
  End of year                                                 $509,611,140    $ 302,513,417
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $508,729,380    $ 311,671,908
-------------------------------------------------------------------------------------------
  Undistributed net investment income                               (3,506)          29,754
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (5,023,381)      (8,914,637)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   5,908,647         (273,608)
===========================================================================================
                                                              $509,611,140    $ 302,513,417
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of seven separate series portfolios each having an unlimited number of shares of beneficial interests. The Fund currently offers two different classes of shares: Class A shares and the Institutional Class. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value and, consistent with this objective, the highest total return achievable.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $4,955,896 as of July 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009.

E. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million. During the year ended July 31, 2001, AIM reimbursed the Institutional Class expenses of $1,600.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $81,565 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund.

During the year ended July 31, 2001, AFS was paid $177,606 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Institutional Class. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares. The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. For the year ended July 31, 2001, the Fund paid AIM Distributors $532,019 as compensation under the Plan.
  AIM Distributors received commissions of $100,352 from sales of the Class A shares of the Fund during the year ended July 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $4,480 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,385 under expense offset arrangements which resulted in a reduction of the Fund's expenses of $6,385.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2001 was $673,543,779 and $492,556,658, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2001 was as follows:

Aggregate unrealized appreciation of
  investment securities                        $5,908,646
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (67,484)
=========================================================
Net unrealized appreciation of investment
  securities                                   $5,841,162
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $484,949,378.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the year ended July 31, 2001 and 2000 were as follows:

                                                                          2001                            2000
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      53,134,054    $ 540,139,806     20,491,334    $ 204,290,029
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              40,446          411,876        191,454        1,910,678
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,557,471       15,770,377      1,468,058       14,627,764
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 184            1,869            891           11,992
==========================================================================================================================
Reacquired:
  Class A                                                     (35,304,325)    (358,159,042)   (30,726,141)    (306,200,372)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (110,347)      (1,107,414)    (1,653,776)     (16,497,919)
==========================================================================================================================
                                                               19,317,483    $ 197,057,472    (10,228,180)   $(101,857,828)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------
                                                              2001(a)         2000        1999        1998        1997
                                                              --------      --------    --------    --------    --------
Net asset value, beginning of period                          $   9.96      $  10.03    $  10.07    $  10.07    $   9.97
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.52          0.51        0.47        0.53        0.54
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.31         (0.07)      (0.04)         --        0.10
========================================================================================================================
    Total from investment operations                              0.83          0.44        0.43        0.53        0.64
========================================================================================================================
Less distributions from net investment income                    (0.53)        (0.51)      (0.47)      (0.53)      (0.54)
========================================================================================================================
Net asset value, end of period                                $  10.26      $   9.96    $  10.03    $  10.07    $  10.07
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                   8.53%         4.50%       4.32%       5.42%       6.55%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $507,799      $300,058    $390,018    $345,355    $389,812
========================================================================================================================
Ratio of expenses to average net assets                           0.56%(c)      0.54%       0.54%       0.54%       0.54%
========================================================================================================================
Ratio of net investment income to average net assets              5.15%(c)      5.07%       4.61%       5.29%       5.35%
========================================================================================================================
Portfolio turnover rate                                            137%          122%        184%        133%        130%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $354,679,396.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Money Market Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
AIM Money Market Fund:

We have audited the accompanying statement of changes in net assets of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds) for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Money Market Fund for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
July 31, 2001

                                                            PAR
                                               MATURITY    (000)         VALUE
COMMERCIAL PAPER-38.64%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-7.17%

Atlantis One Funding Corp.
  3.55%                                        10/29/01   $ 15,248   $   15,114,178
-----------------------------------------------------------------------------------
Centric Capital Corp.
  4.54%                                        09/19/01      6,100        6,062,305
-----------------------------------------------------------------------------------
  4.54%                                        09/20/01      5,000        4,968,472
-----------------------------------------------------------------------------------
  3.58%                                        10/09/01     18,000       17,876,490
-----------------------------------------------------------------------------------
  3.57%                                        10/16/01      9,500        9,428,402
-----------------------------------------------------------------------------------
Stellar Funding Group, Inc.
  3.75%                                        09/17/01      9,497        9,450,504
-----------------------------------------------------------------------------------
  3.58%                                        10/23/01      4,000        3,966,984
-----------------------------------------------------------------------------------
  3.72%                                        12/31/01     23,239       22,873,993
-----------------------------------------------------------------------------------
Sweetwater Capital Corp.
  4.46%                                        10/02/01     15,345       15,227,133
===================================================================================
                                                                        104,968,461
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-5.96%

CXC Inc.
  3.74%                                        08/03/01     15,900       15,896,696
-----------------------------------------------------------------------------------
Newport Funding Corp.
  4.67%                                        08/20/01     50,000       49,876,764
-----------------------------------------------------------------------------------
Old Slip Funding Corp.
  3.77%                                        08/06/01     21,429       21,417,780
===================================================================================
                                                                         87,191,240
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.35%

Falcon Asset Securitization Corp.
  3.75%                                        09/10/01     14,000       13,941,667
-----------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.67%                                        09/17/01     50,000       49,760,757
===================================================================================
                                                                         63,702,424
===================================================================================

BANKS-5.21%

Abbey National North America Corp.
  4.54%                                        08/21/01     15,000       14,962,167
-----------------------------------------------------------------------------------
Fortis Funding LLC
  5.02%                                        08/01/01      9,500        9,500,000
-----------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  3.53%                                        11/21/01     13,000       12,857,231
-----------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.
  3.72%                                        09/14/01     14,000       13,936,347
-----------------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico)
  3.79%                                        08/29/01     25,000       24,926,306
===================================================================================
                                                                         76,182,051
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

DIVERSIFIED FINANCIAL SERVICES-8.06%

Bills Securitisation Ltd. (Germany)
  4.78%                                        08/24/01   $  5,000   $    4,984,731
-----------------------------------------------------------------------------------
  3.72%                                        11/13/01     25,000       24,731,333
-----------------------------------------------------------------------------------
Diageo Capital PLC (United Kingdom)
  4.07%                                        09/28/01     46,000       45,698,368
-----------------------------------------------------------------------------------
National Rural Utilities Corp.
  4.48%                                        08/23/01     15,000       14,958,933
-----------------------------------------------------------------------------------
PACCAR Financial Corp.
  3.68%                                        09/13/01     10,690       10,643,011
-----------------------------------------------------------------------------------
Sony Capital Corp.
  4.87%                                        08/21/01     17,000       16,954,006
===================================================================================
                                                                        117,970,382
===================================================================================

MOVIES & ENTERTAINMENT-1.36%

Walt Disney Co. (The)
  4.20%                                        08/17/01     20,000       19,962,667
===================================================================================

MULTI-LINE INSURANCE-4.42%

GE Financial Assurance Holdings, Inc.
  3.69%                                        09/07/01     65,000       64,753,487
===================================================================================

SPECIALTY CHEMICALS-2.11%

Henkel Corp.
  5.02%                                        08/03/01     11,000       10,996,932
-----------------------------------------------------------------------------------
  4.38%                                        09/12/01     20,000       19,897,800
===================================================================================
                                                                         30,894,732
===================================================================================
    Total Commercial Paper (Cost
      $565,625,444)                                                     565,625,444
===================================================================================

SHORT-TERM OBLIGATIONS-11.47%

BANKS-3.69%

Atlantic American Corp., Weekly VRD Series
  Bonds (LOC-Wachovia Bank),
  3.83%(b)                                     06/01/09     12,500       12,500,000
-----------------------------------------------------------------------------------
Capital One Funding Corp., Floating Rate
  Notes, Weekly VRD Series Notes (LOC-Banc
  One Capital Markets),
  3.85%(b)                                     08/01/12     10,477       10,477,000
-----------------------------------------------------------------------------------
Family Express Corp., LLC, Loan Program
  Notes, Monthly VRD Series Notes (LOC-First
  of America Bank N.A.),
  3.84%(b)                                     04/01/28      9,580        9,580,000
-----------------------------------------------------------------------------------
KBL Capital Fund Inc., Loan Program Notes,
  Weekly VRD Series Notes (LOC-National City
  Bank),
  3.84%(b)                                     05/01/27     17,185       17,185,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
BANKS-(CONTINUED)

R.G. Ray Corp., Weekly VRD Series RB
  (LOC-LaSalle Bank N.A.),
  3.89%(b)                                     01/01/15   $  4,325   $    4,325,000
===================================================================================
                                                                         54,067,000
===================================================================================

DIVERSIFIED FINANCIAL SERVICES-1.71%

Credit Suisse First Boston (Switzerland),
  Gtd. Floating Rate Medium Term Notes,
  3.98%(b)(c)                                  05/06/02     25,000       25,000,000
===================================================================================

U.S. GOVERNMENT AGENCIES-6.07%

Federal Home Loan Bank, Floating Rate Notes,
  Unsec. Bonds,
  3.76%(b)                                     08/13/02     25,000       24,991,326
-----------------------------------------------------------------------------------
Overseas Private Investment, Gtd. Floating
  Rate Participation Ctfs.,
  3.82%(b)                                     07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  3.94%(b)                                     05/15/15     53,900       53,900,000
===================================================================================
                                                                         88,891,326
===================================================================================
    Total Short-Term Obligations (Cost
      $167,958,326)                                                     167,958,326
===================================================================================

TAXABLE MUNICIPAL BONDS-6.10%

HEALTH CARE FACILITIES-2.42%

Colorado Health Facilities Authority; Monthly
  VRD Series E RB (LOC-KBC Bank N.V.),
  3.85%(b)                                     03/01/30      9,750        9,750,000
-----------------------------------------------------------------------------------
Illinois Health Facilities Authority
  (Loyola University Health Systems); Monthly
  VRD Series C RB.,
  3.80%(b)(d)                                  07/01/24      9,500        9,500,000
-----------------------------------------------------------------------------------
SSM Health Care (SSMC Obligated
  Group); Montana Health Facilities, Monthly
  VRD Series E RB.,
  3.80%(b)(d)                                  06/01/25     16,200       16,200,000
===================================================================================
                                                                         35,450,000
===================================================================================

INDUSTRIAL CONGLOMERATE-3.17%
Mississippi Business Finance Corp. (GE
  Plastics Project); Mississippi Industrial
  Development, Monthly VRD Series RB,
  3.84%(b)                                     02/01/23     10,000       10,000,000
-----------------------------------------------------------------------------------
Mississippi Business Finance Corp.
  (Telepak Inc. Project); Mississippi
  Industrial Development, Monthly VRD Series
  RB (LOC-First Union National Bank),
  3.83%(b)                                     09/01/15     20,000       20,000,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
Mississippi Business Finance Corp.
  (Viking Range Corp. Project); Mississippi
  Industrial Development, Monthly VRD Series
  RB
  (LOC-Bank of America N.A.),
  3.85%(b)                                     06/01/15   $ 16,365   $   16,365,000
===================================================================================
                                                                         46,365,000
===================================================================================

WATER UTILITIES-0.51%

Port Blakely Communities; Monthly VRD Series
  C RB (LOC-Bank of America N.A.),
  3.85%(b)                                     02/15/2021    7,500        7,500,000
===================================================================================
    Total Taxable Municipal Bonds (Cost
      $89,315,000)                                                       89,315,000
===================================================================================

CERTIFICATES OF DEPOSIT-15.10%

BANKS-15.10%

Banque Nationale de Paris (France)
  3.61%                                        12/21/01     40,000       40,000,000
-----------------------------------------------------------------------------------
Bayerische Hypo und Vereinsbank (Germany)
  3.63%                                        10/03/01     50,000       50,000,000
-----------------------------------------------------------------------------------
First Union National Bank
  4.03%(e)                                     02/06/02     41,000       41,000,000
-----------------------------------------------------------------------------------
Firstar Bank N.A.
  3.78%                                        10/15/01     25,000       25,000,000
-----------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  3.80%                                        05/13/02     15,000       14,969,938
-----------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  3.63%                                        12/14/01     50,000       50,000,000
===================================================================================
    Total Certificates of Deposit (Cost
      $220,969,938)                                                     220,969,938
===================================================================================

MASTER NOTE AGREEMENTS-10.93%(F)

DIVERSIFIED FINANCIAL SERVICES-10.93%

Goldman Sachs Group, Inc. (The)
  4.01%(g)                                     03/21/02     56,000       56,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
  4.07%(g)                                     08/20/01     59,000       59,000,000
-----------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
  3.98%(h)                                     09/10/01     45,000       45,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $160,000,000)                                                     160,000,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,203,868,708)                               1,203,868,708
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
REPURCHASE AGREEMENTS-16.17%(I)
CIBC World Market Corp.
  3.86%(j)                                     08/01/01   $225,000   $  225,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  3.86%(k)                                     08/01/01     11,736       11,735,638
===================================================================================
    Total Repurchase Agreements (Cost
      $236,735,638)                                                     236,735,638
===================================================================================
TOTAL INVESTMENTS-98.41%                                              1,440,604,346(l)
===================================================================================
OTHER ASSETS LESS LIABILITIES-1.59%                                      23,256,680
===================================================================================
NET ASSETS-100.00%                                                   $1,463,861,026
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on 07/31/01.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 07/31/01 represented 1.71% of the Fund's net assets.
(d)  Secured by bond insurance provided by MBIA Insurance Co.
(e) Interest rates are redetermined daily. Rate shown is the rate in effect on 07/31/01.
(f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 07/31/01.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate of effect on 7/31/01.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 07/31/01 with a maturing value of $250,026,806. Collateralized by $238,247,000 par value of U.S. Government obligations, 4.25% to 7.50% due 12/31/01 to 02/15/29 with an aggregate market value at 07/31/01 of $255,001,138.
(k) Joint repurchase agreement entered into 07/31/01 with a maturing value of $250,026,806. Collateralized by $251,950,000 par value of U.S. Government obligations, 0% to 6.00% due 11/29/01 to 02/15/26 with an aggregate market value at 07/31/01 of $255,621,878.
(l)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, excluding repurchase agreements,
  at value (amortized cost)                    $1,203,868,708
-------------------------------------------------------------
Repurchase Agreements (amortized cost)            236,735,638
-------------------------------------------------------------
Receivables for:
  Investments sold                                    307,000
-------------------------------------------------------------
  Fund shares sold                                 38,094,773
-------------------------------------------------------------
  Interest                                          2,498,476
-------------------------------------------------------------
Investment for deferred compensation plan              97,296
-------------------------------------------------------------
Other assets                                          111,954
=============================================================
    Total assets                                1,481,713,845
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           16,408,270
-------------------------------------------------------------
  Dividends                                           205,903
-------------------------------------------------------------
  Deferred compensation plan                           97,296
-------------------------------------------------------------
Accrued advisory fees                                   7,829
-------------------------------------------------------------
Accrued distribution fees                             641,742
-------------------------------------------------------------
Accrued trustees' fees                                  1,281
-------------------------------------------------------------
Accrued transfer agent fees                           387,958
-------------------------------------------------------------
Accrued operating expenses                            102,540
=============================================================
    Total liabilities                              17,852,819
=============================================================
Net assets applicable to shares outstanding    $1,463,861,026
_____________________________________________________________
=============================================================

NET ASSETS:

AIM Cash Reserve Shares                        $  937,532,441
_____________________________________________________________
=============================================================
Class B                                        $  439,444,761
_____________________________________________________________
=============================================================
Class C                                        $   86,883,824
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                           937,503,421
_____________________________________________________________
=============================================================
Class B                                           439,430,949
_____________________________________________________________
=============================================================
Class C                                            86,881,885
_____________________________________________________________
=============================================================
AIM Cash Reserve Shares:
  Net asset value and offering price per
    share                                      $         1.00
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $         1.00
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $         1.00
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                         $76,025,870
============================================================

EXPENSES:

Advisory fees                                      7,202,907
------------------------------------------------------------
Administrative services fees                         150,215
------------------------------------------------------------
Custodian fees                                        62,868
------------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares       2,283,574
------------------------------------------------------------
Distribution fees -- Class B                       3,621,846
------------------------------------------------------------
Distribution fees -- Class C                         649,673
------------------------------------------------------------
Transfer agent fees -- AIM Cash Reserve Shares     1,877,277
------------------------------------------------------------
Transfer agent fees -- Class B                       744,360
------------------------------------------------------------
Transfer agent fees -- Class C                       133,521
------------------------------------------------------------
Trustees' fees                                        11,273
------------------------------------------------------------
Other                                                720,405
============================================================
    Total expenses                                17,457,919
============================================================
Less: Expenses paid indirectly                       (25,114)
============================================================
    Net expenses                                  17,432,805
============================================================
Net investment income                             58,593,065
============================================================
Net realized gain from investment securities          26,400
============================================================
Net increase in net assets resulting from
  operations                                     $58,619,465
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2001, the seven months ended July 31, 2000 and the year ended December 31, 1999

                                                                YEAR ENDED      SEVEN MONTHS ENDED       YEAR ENDED
                                                                 JULY 31,            JULY 31,           DECEMBER 31,
                                                                   2001                2000                 1999
                                                              --------------    -------------------    --------------
OPERATIONS:

  Net investment income                                       $   58,593,065      $   37,001,092       $   54,728,601
---------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        26,400                  --                   83
=====================================================================================================================
    Net increase in net assets resulting from operations          58,619,465          37,001,092           54,728,684
=====================================================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (42,494,569)        (27,493,666)         (40,668,074)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (13,662,655)         (8,335,400)         (12,546,032)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         (2,435,841)         (1,172,026)          (1,514,495)
---------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                         25,475,028         (77,443,140)        (189,587,232)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        150,107,943        (115,577,813)          94,371,540
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         41,425,293         (11,177,934)          29,244,201
=====================================================================================================================
    Net increase (decrease) in net assets                        217,034,664        (204,198,887)         (65,971,408)
=====================================================================================================================

NET ASSETS:

  Beginning of year                                            1,246,826,362       1,451,025,249        1,516,996,657
=====================================================================================================================
  End of year                                                 $1,463,861,026      $1,246,826,362       $1,451,025,249
_____________________________________________________________________________________________________________________
=====================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,463,797,435      $1,246,789,171       $1,450,988,058
---------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          63,591              37,191               37,191
=====================================================================================================================
                                                              $1,463,861,026      $1,246,826,362       $1,451,025,249
_____________________________________________________________________________________________________________________
=====================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: AIM Cash Reserve shares, Class B shares and Class C shares. AIM Cash Reserve shares are sold at net asset value. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $150,215 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2001, AFS was paid $1,344,055 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Cash Reserve, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2001, the AIM Cash Reserve, Class B and Class C shares paid AIM Distributors $2,283,574, $3,621,846 and $649,673, respectively, as compensation under the Plans.
  During the year ended July 31, 2001, AIM Distributors received $2,800,220 in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $6,064 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $24,964 and reductions in custodian fees of $150 under expense offset arrangements which resulted in a reduction of the Fund's expenses of $25,114.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.


NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the year ended July 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                           YEAR ENDED                     SEVEN MONTHS ENDED
                                         JULY 31, 2001                      JULY 31, 2000
                                --------------------------------   --------------------------------
                                    SHARES           AMOUNT            SHARES           AMOUNT
                                --------------   ---------------   --------------   ---------------
Sold:
  Cash Reserve Class             5,502,283,046   $ 5,502,283,046    3,591,529,412   $ 3,591,529,412
---------------------------------------------------------------------------------------------------
  Class B                          805,015,989       805,015,989      509,744,331       509,744,331
---------------------------------------------------------------------------------------------------
  Class C                          362,537,320       362,537,320      156,197,199       156,197,199
===================================================================================================
Issued as reinvestment of
  dividends:
  Cash Reserve Class                37,043,906        37,043,906       24,814,673        24,814,673
---------------------------------------------------------------------------------------------------
  Class B                           11,949,832        11,949,832        7,211,243         7,211,243
---------------------------------------------------------------------------------------------------
  Class C                            2,121,575         2,121,575        1,019,008         1,019,008
===================================================================================================
Reacquired:
  Cash Reserve Class            (5,513,851,924)   (5,513,851,924)  (3,693,787,225)   (3,693,787,225)
---------------------------------------------------------------------------------------------------
  Class B                         (666,857,878)     (666,857,878)    (632,533,387)     (632,533,387)
---------------------------------------------------------------------------------------------------
  Class C                         (323,233,602)     (323,233,602)    (168,394,141)     (168,394,141)
===================================================================================================
                                   217,008,264   $   217,008,264     (204,198,887)  $  (204,198,887)
___________________________________________________________________________________________________
===================================================================================================

                                           YEAR ENDED
                                       DECEMBER 31, 1999
                                --------------------------------
                                    SHARES           AMOUNT
                                --------------   ---------------
Sold:
  Cash Reserve Class             8,060,651,699   $ 8,060,651,699
----------------------------------------------------------------
  Class B                        1,129,278,732     1,129,278,732
----------------------------------------------------------------
  Class C                          387,953,922       387,953,922
================================================================
Issued as reinvestment of
  dividends:
  Cash Reserve Class                34,229,027        34,229,027
----------------------------------------------------------------
  Class B                           10,880,999        10,880,999
----------------------------------------------------------------
  Class C                            1,259,465         1,259,465
================================================================
Reacquired:
  Cash Reserve Class            (8,284,467,958)   (8,284,467,958)
----------------------------------------------------------------
  Class B                       (1,045,788,191)   (1,045,788,191)
----------------------------------------------------------------
  Class C                         (359,969,186)     (359,969,186)
================================================================
                                   (65,971,491)  $   (65,971,491)
________________________________________________________________
================================================================

NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CASH RESERVE
                                               ----------------------------------------------------------------------------------
                                               YEAR ENDED    SEVEN MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                JULY 31,          JULY 31,         ----------------------------------------------
                                                  2001            2000(a)            1999         1998         1997        1996
                                               ----------    ------------------    --------    ----------    --------    --------
Net asset value, beginning of period            $   1.00          $   1.00         $   1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.0467            0.0300           0.0414        0.0453      0.0456      0.0433
=================================================================================================================================
Less distributions from net investment
  income                                         (0.0467)          (0.0300)         (0.0414)      (0.0453)    (0.0456)    (0.0433)
=================================================================================================================================
Net asset value, end of period                  $   1.00          $   1.00         $   1.00    $     1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     4.77%             3.03%            4.22%         4.62%       4.66%       4.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $937,532          $912,042         $989,478    $1,179,072    $344,117    $315,470
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             1.06%(c)          1.07%(d)         1.04%         0.99%       1.05%       1.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                        4.61%(c)          5.15%(d)         4.16%         4.53%       4.55%       4.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $913,429,460.
(d)  Annualized.

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                 YEAR ENDED    SEVEN MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                  JULY 31,          JULY 31,         --------------------------------------------
                                                    2001            2000(a)            1999        1998        1997        1996
                                                 ----------    ------------------    --------    --------    --------    --------
Net asset value, beginning of period              $   1.00          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.0392            0.0256           0.0339      0.0371      0.0378      0.0360
=================================================================================================================================
Less distributions from net investment income      (0.0392)          (0.0256)         (0.0339)    (0.0371)    (0.0378)    (0.0360)
=================================================================================================================================
Net asset value, end of period                    $   1.00          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       3.99%             2.59%            3.45%       3.78%       3.84%       3.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $439,445          $289,327         $404,911    $310,534    $116,058    $ 91,148
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               1.81%(c)          1.82%(d)         1.79%       1.81%       1.80%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              3.86%(c)          4.40%(d)         3.41%       3.71%       3.80%       3.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $362,184,611.
(d)  Annualized.

                                                                                    CLASS C
                                              -----------------------------------------------------------------------------------
                                                                                                              AUGUST 4, 1997
                                                                                       YEAR ENDED              (DATES SALES
                                              YEAR ENDED    SEVEN MONTHS ENDED        DECEMBER 31,             COMMENCED) TO
                                               JULY 31,          JULY 31,         --------------------         DECEMBER 31,
                                                 2001            2000(a)            1999        1998               1997
                                              ----------    ------------------    --------    --------    -----------------------
Net asset value, beginning of period          $    1.00         $    1.00         $   1.00    $   1.00           $    1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.0393            0.0256           0.0339      0.0371              0.0158
=================================================================================================================================
Less distributions from net investment
  income                                        (0.0393)          (0.0256)         (0.0339)    (0.0371)            (0.0158)
=================================================================================================================================
Net asset value, end of period                $    1.00         $    1.00         $   1.00    $   1.00           $    1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    4.00%             2.59%            3.44%       3.78%               3.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $  86,884         $  45,457         $ 56,636    $ 27,391           $   8,287
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.81%(c)          1.82%(d)         1.79%       1.81%               1.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       3.86%(c)          4.40%(d)         3.41%       3.71%               3.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $64,967,287.
(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Municipal Bond Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
AIM Municipal Bond Fund:

We have audited the accompanying statement of changes in net assets of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds) for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Municipal Bond Fund for the seven months ended July 31, 2000 and the year ended December 31, 1999, and the financial highlights for the seven months ended July 31, 2000 and for each of the years in the four-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
July 31, 2001

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

ALABAMA-0.91%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  C RB
  5.75%, 07/01/17                                AA     Aa3     $1,400   $  1,506,806
-------------------------------------------------------------------------------------
Courtland Industrial Development Board
  (Champion International Corp. Project);
  Refunding Environmental Improvement Series
  IDR
  6.40%, 11/01/26(b)                             --    Baa1      2,315      2,372,597
=====================================================================================
                                                                            3,879,403
=====================================================================================

ALASKA-0.56%

Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Home
  Mortgage Series A-2 RB
  6.75%, 12/01/24(b)                            AAA     Aaa      2,165      2,226,529
-------------------------------------------------------------------------------------
Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Mortgage
  Program Series RB
  6.88%, 06/01/33                               AAA     Aaa        140        142,124
=====================================================================================
                                                                            2,368,653
=====================================================================================

ARIZONA-1.26%

Arizona (State of) Educational Loan Marketing
  Corp.; RB 6.13%, 09/01/02(b)                   --     Aa2      1,900      1,948,374
-------------------------------------------------------------------------------------
Pima (County of) Unified School District No.
  10 (Amphitheater); School Improvement
  Series 1992 E GO
  6.50%, 07/01/05                                A+      A2      3,100      3,438,272
=====================================================================================
                                                                            5,386,646
=====================================================================================

ARKANSAS-0.36%

Jefferson (County of) (Regional Medical
  Center Project); Refunding & Improvement
  Hospital Series 2001 RB
  5.85%, 06/01/26                                 A      --        500        503,670
-------------------------------------------------------------------------------------
Van Buren (County of) Refunding Sales and Use
  Tax Series 2000 RB
  5.60%, 12/01/25(c)                             --     Aaa      1,000      1,048,020
=====================================================================================
                                                                            1,551,690
=====================================================================================

CALIFORNIA-1.89%

Abag Financing Authority for Non-Profit
  Corps. (Lincoln Glen Manor Senior
  Citizens); Series 2000 COP
  6.10%, 02/15/25                                A+      --      1,000      1,071,350
-------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Lytton Gardens Inc.); Series 1999
  COP
  6.00%, 02/15/19                                A+      --      2,085      2,184,183
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
CALIFORNIA-(CONTINUED)

Abag Financing Authority for Non-Profit
  Corps. (Odd Fellows Home of California);
  Series 1999 COP
  6.00%, 08/15/24                                A+      --     $1,000   $  1,062,690
-------------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11                                --    Baa3      1,350      1,501,605
-------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
  Toll Road Project); Senior Lien Series A RB
  6.00%, 01/01/10(d)(e)                         AAA     Aaa        400        460,656
-------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
  5.15%, 02/12/06(c)(f)                          --      --        470        475,439
-------------------------------------------------------------------------------------
Sacramento (City of) California City
  Financing Authority (Senior Convention
  Center Hotel); Series 1999 A RB
  6.25%, 01/01/30(f)                             --      --        750        759,233
-------------------------------------------------------------------------------------
Sacramento (City of) California Cogeneration
  Authority (Procter & Gamble Project);
  Series 1995 RB
  7.00%, 07/01/04                               BBB      --        500        550,055
=====================================================================================
                                                                            8,065,211
=====================================================================================

COLORADO-1.93%

Adams (County of) Colorado School District
  No. 1; Unlimited Tax Series 1992 A GO
  6.63%, 12/01/02(d)(e)                         AAA     Aaa        500        529,820
-------------------------------------------------------------------------------------
Aurora (City of); Public Improvement Series
  2000 COP
  5.50%, 12/01/30(c)                            AAA     Aaa      3,230      3,329,549
-------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Series 2000 A RB
  5.75%, 09/01/35(c)                            AAA     Aaa      1,000      1,071,070
-------------------------------------------------------------------------------------
Highlands Ranch Metro District No. 1;
  Unlimited Tax Refunding & Improvement
  Series A GO
  7.30%, 09/01/02(d)(e)                         NRR     NRR        500        538,670
-------------------------------------------------------------------------------------
Mesa County School District No. 51; Series
  1989 B COP
  6.88%, 12/01/05(c)                            AAA     Aaa      1,465      1,497,860
-------------------------------------------------------------------------------------
Mountain Village Metro District (San Miguel
  County); Unlimited Tax Series GO
  7.95%, Refunding, 12/01/02(d)(e)              NRR     NRR         50         53,762
-------------------------------------------------------------------------------------
  7.95%, Unrefunded Balance, 12/01/03(f)         --      --        220        229,231
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
COLORADO-(CONTINUED)

Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB
  5.25%, 06/15/41(c)                            AAA     Aaa     $1,000   $    999,930
=====================================================================================
                                                                            8,249,892
=====================================================================================

CONNECTICUT-1.59%

Connecticut (State of); General Purpose
  Public Improvement Series 1992-A GO
  6.50%, 03/15/02(d)(e)                         NRR     NRR      5,500      5,738,425
-------------------------------------------------------------------------------------
Connecticut (State of) (Bradley International
  Airport); Special Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)                              A      --      1,000      1,032,910
=====================================================================================
                                                                            6,771,335
=====================================================================================

DELAWARE-0.07%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A RB
  6.75% 01/01/13(d)                             NRR     Aaa        250        296,368
=====================================================================================

DISTRICT OF COLUMBIA-0.47%

District of Columbia (George Washington
  University Project); Series 2001 A RB
  5.13%, 09/15/31(c)                            AAA     Aaa      1,000        979,650
-------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)                            AAA     Aaa      1,000      1,035,310
=====================================================================================
                                                                            2,014,960
=====================================================================================

FLORIDA-3.63%

Broward (County of) School Board; Series 2001
  A COP
  5.25%, 07/01/24(c)                            AAA     Aaa      1,000      1,012,390
-------------------------------------------------------------------------------------
Capital Trust Agency (Reliance Community
  Revitalization Project); Multi-Family
  Housing VRD Series 1999 B RB (Acquired
  11/03/00; Cost $1,281,000)
  2.79%, 12/01/32(g)(h)                         AAA      --      1,281      1,281,000
-------------------------------------------------------------------------------------
Crossings at Fleming Island (Community
  Development District Special Assessment);
  Refunding Series 2000 B RB
  5.80%, 05/01/16(c)                            AAA     Aaa      1,000      1,087,710
-------------------------------------------------------------------------------------
Escambia (County of) (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)                            BBB    Baa1      1,125      1,179,742
-------------------------------------------------------------------------------------
Escambia (County of) Health Facilities
  Authority (Health Care Facility
  Loan-Veterans Hospital Project); Hospital
  Series 2000 RB
  5.95%, 07/01/20(c)                             --     Aaa      1,000      1,102,310
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
FLORIDA-(CONTINUED)

Jacksonville (City of) Electric Authority;
  Water & Sewer Series 2000 A RB
  5.30%, 10/01/30                               AA-     Aa3     $1,000   $  1,002,510
-------------------------------------------------------------------------------------
Miami (City of) Dade County Florida Aviation
  (Miami International Airport); Series 2000
  B RB
  5.75%, 10/01/29(c)                            AAA     Aaa      2,000      2,126,300
-------------------------------------------------------------------------------------
Miami (City of) Parking Facilities; Series
  1992 A RB
  6.70%, 10/01/01(d)(e)                         NRR     NRR      1,120      1,149,299
-------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.)
  2.70%, 11/01/28(g)                             --      --      4,239      4,239,000
-------------------------------------------------------------------------------------
Plantation (City of) Health Facilities
  Authority (Covenant Retirement Communities
  Inc.); Series 1992 RB
  7.75%, 12/01/02(d)(e)                         NRR     NRR        250        270,858
-------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Refunding
  Series 1998 RB
  5.20%, 10/01/22(c)                            AAA     Aaa      1,000      1,027,450
=====================================================================================
                                                                           15,478,569
=====================================================================================

GEORGIA-0.84%

Georgia (State of) Housing and Finance
  Authority (Home Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11                               AA+     Aa2        535        556,705
-------------------------------------------------------------------------------------
Municipal Electric Authority (Project One);
  VRD Series 1994 C RB (LOC-ABN Amro Bank
  N.V.)
  2.50%, 01/01/20(c)(g)                         AAA     Aaa      2,000      2,000,000
-------------------------------------------------------------------------------------
Savannah (City of) Economic Development
  Authority (Hershey Foods Corp. Project);
  Refunding Series 1992 IDR
  6.60%, 06/01/12                                A+      --      1,000      1,037,400
=====================================================================================
                                                                            3,594,105
=====================================================================================

ILLINOIS-7.82%

Chicago (City of); Refunding Unlimited Tax GO
  5.25%, Series 2001 A, 01/01/33(c)             AAA     Aaa      3,940      3,939,803
-------------------------------------------------------------------------------------
  5.50%, Series 2000 C, 01/01/40(c)             AAA     Aaa      1,750      1,787,450
-------------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  6.13%, 02/20/42(b)                            AAA      --      1,580      1,629,754
-------------------------------------------------------------------------------------
Chicago (City of) Parks District; Refunding
  Unlimited Tax Series 2001 B GO
  5.25%, 01/01/25(c)                            AAA     Aaa      2,500      2,510,925
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Cook (County of); Unlimited Tax Series 1992 B
  GO
  5.75%, 11/15/02(d)(e)                         AAA     Aaa     $2,000   $  2,112,620
-------------------------------------------------------------------------------------
Freeport (City of) (Sewer System
  Improvements); Unlimited Tax Series 2000 GO
  6.00%, 12/01/29(c)                            AAA     Aaa      1,000      1,083,940
-------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Hospital Series 1997 A RB
  6.00%, 11/15/11(c)                            AAA     Aaa      2,500      2,835,025
-------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.75%, 08/01/26(g)                            AA-      --      3,104      3,104,000
-------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (CPC International Project);
  Refunding Series 1992 PCR
  6.75%, 05/01/16                                --      A1      2,000      2,063,160
-------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Project);
  VRD Series 2001 C RB
  2.75%, 05/01/31(g)                            AA+     Aa2      1,664      1,664,000
-------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University); VRD
  Medium Term Series 1997 RB
  5.25%, 11/01/14(e)(g)                         AA+     Aa1      1,000      1,065,910
-------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Robert Morris College); Series
  2000 RB
  5.80%, 06/01/30(c)                             --     Aaa      1,000      1,041,760
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  A RB
  6.00%, 11/15/19(c)                            AAA     Aaa      1,000      1,078,300
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.); RB
  6.25%, Refunding Series 1992 A,
  04/15/22(d)(e)                                NRR     NRR      1,000      1,148,690
-------------------------------------------------------------------------------------
  6.25%, Series 1992 C, 04/15/22(d)(e)          NRR     NRR      1,150      1,316,175
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Sisters Health Care);
  Series 1992 RB
  6.40%, 09/01/04(d)                            AAA     Aaa      2,000      2,183,660
-------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Hospital); Hospital
  Series 1992 RB
  7.25%, 05/01/02(d)(e)                         NRR     NRR        200        210,348
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois State University (Auxiliary
  Facilities System); Series 1993 RB
  5.75%, 04/01/14(c)                            AAA     Aaa     $1,000   $  1,038,950
-------------------------------------------------------------------------------------
Peoria and Pekin and Waukegan (Cities of);
  GNMA Collateralized Mortgage Series 1990 RB
  7.88%, 08/01/22(b)                             AA      --         45         46,011
-------------------------------------------------------------------------------------
Tazewell (County of) Community High School
  District No. 303 (Pekin); Unlimited Tax
  Series 1996 GO
  5.63%, 01/01/14(c)                            AAA     Aaa      1,435      1,500,493
=====================================================================================
                                                                           33,360,974
=====================================================================================

INDIANA-3.96%

Carmel Retirement Rental Housing (Beverly
  Enterprises Project); Refunding Series RB
  8.75%, 12/01/08(f)                             --      --         85         89,122
-------------------------------------------------------------------------------------
East Allen (City of) Multi-School Building
  Corp.; First Mortgage Series 2000 RB
  5.75%, 01/15/10(d)(e)                         AAA     Aaa        735        815,872
-------------------------------------------------------------------------------------
Indiana (State of) (Special Program); Series
  2000 A RB
  5.90%, 02/01/14(c)                            AAA     Aaa      1,000      1,103,290
-------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals of
  Indiana Inc. Project); VRD Hospital Series
  2000 A RB (LOC-Bank of America N.A.)
  2.65%, 07/01/28(g)                            AA-      --      5,137      5,137,000
-------------------------------------------------------------------------------------
Indiana (State of) Housing Finance Authority;
  Series B-1 RB
  6.15%, 07/01/17                                --     Aaa        135        141,168
-------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Highway Series 2000 RB
  5.38%, 12/01/25                                AA     Aa2      2,000      2,029,880
-------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority (Airport Lease Facility); Series
  1992 A RB
  6.25%, 11/01/02(d)(e)                         NRR     Aaa        395        418,961
-------------------------------------------------------------------------------------
  6.25%, 11/01/16                                AA      A1        105        110,028
-------------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora and Fox
  Club Project); Series 1999 A Multi-Family
  RB
  5.90%, 10/01/19(c)                             --     Aaa      1,795      1,893,061
-------------------------------------------------------------------------------------
Indianapolis (City of) Thermal Energy System;
  Series 2001 A RB
  5.00%, 10/01/11(c)                            AAA     Aaa      1,500      1,576,785
-------------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series 1991
  PCR
  5.75%, 08/01/21                               BBB      A3      2,500      2,517,225
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
INDIANA-(CONTINUED)

Wa-Nee Middle School Building Corp.;
  Unlimited Tax First Mortgage Series 2001 GO
  5.50%, 01/15/20(c)                            AAA     Aaa     $1,000   $  1,053,570
=====================================================================================
                                                                           16,885,962
=====================================================================================

KANSAS-0.66%

Hutchinson Health Care Facilities (Wesley
  Towers); Refunding & Improvement Series
  1999 A RB
  6.25%, 11/15/19(f)                             --      --      1,500      1,327,035
-------------------------------------------------------------------------------------
Newton (City of) (Newton Healthcare Corp.);
  Hospital Series A RB
  7.38%, 11/15/04(d)(e)                         NRR     NRR        250        286,013
-------------------------------------------------------------------------------------
Overland Park (City of) Development Corp.;
  First Tier Series 2001 A RB
  7.38%, 01/01/32                                --      --      1,135      1,194,826
=====================================================================================
                                                                            2,807,874
=====================================================================================

KENTUCKY-1.75%

Jefferson (County of) (Beverly Enterprises
  Project); Refunding Health Facilities
  Series RB
  5.88%, 05/01/08(f)                             --      --        595        570,551
-------------------------------------------------------------------------------------
Kenton (County of) Airport Board (Delta
  Airlines Project); Special Facilities
  Series 1992 A RB
  7.13%, 02/01/21(b)                           BBB-    Baa3      3,635      3,746,086
-------------------------------------------------------------------------------------
Mount Sterling (City of); Lease Funding
  Series 1993 A RB
  6.15%, 03/01/13                                --     Aa3      3,000      3,150,600
=====================================================================================
                                                                            7,467,237
=====================================================================================

LOUISIANA-5.04%

Lafayette (City of) Public Improvement; Sales
  Tax Series 2000 A RB
  5.50%, 03/01/23(c)                            AAA     Aaa      1,360      1,413,094
-------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities and Community
  Development Authority (Capital Projects and
  Equipment Acquisition); RB
  6.55%, Series 2000, 09/01/25                    A      --      6,000      6,604,560
-------------------------------------------------------------------------------------
  6.30%, Series 2000 A, 07/01/30(c)             AAA     Aaa      3,000      3,551,370
-------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Medical Center at New Orleans
  Project); Series 1992 RB
  6.13%, 10/15/07(c)                            AAA      --      2,775      2,855,752
-------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Our Lady of the Lake Regional
  Hospital); Refunding Hospital Series 1993 C
  RB
  6.00%, 12/01/01(d)(e)                         AAA     Aaa      1,000      1,030,320
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
LOUISIANA-(CONTINUED)

Louisiana (State of) Public Facilities
  Authority (Tulane University of Louisiana);
  Series 1996 RB
  6.00%, 10/01/16(c)                            AAA     Aaa     $2,500   $  2,722,650
-------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional Medical
  Center); Refunding Series 1996 RB
  5.70%, 05/15/16(c)                            AAA     Aaa      1,000      1,063,800
-------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Public Improvement Series 1987 RB
  7.60%, 01/01/08(d)                            NRR     NRR        500        599,865
-------------------------------------------------------------------------------------
  7.60%, 01/01/09(d)                            NRR     NRR        500        608,595
-------------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
  Utilities); Series A PCR
  7.50%, 05/01/15                               BB+     Ba1      1,000      1,045,760
=====================================================================================
                                                                           21,495,766
=====================================================================================

MAINE-0.54%

Maine (State of) Education Loan Authority;
  Education Loan Series A-2 RB
  6.95%, 12/01/07(b)                             --      --        690        715,413
-------------------------------------------------------------------------------------
Maine (State of) Housing Authority; Series
  1999 E-1 RB
  5.85%, 11/15/20                                AA     Aa2      1,500      1,572,000
=====================================================================================
                                                                            2,287,413
=====================================================================================

MASSACHUSETTS-1.68%

Massachusetts (State of) Development Finance
  Agency (Briarwood Project); Series 2001 B
  RB
  7.88%, 12/01/15(f)                             --      --      1,000      1,021,330
-------------------------------------------------------------------------------------
Massachusetts (State of) Health and Education
  Facilities Authority (Winchester Hospital);
  Series D RB
  5.80%, 07/01/09(c)                            AAA      --      1,000      1,069,070
-------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency; Single Family Housing Series 1994
  RB
  6.60%, 12/01/26(b)                             AA     Aa3      1,780      1,860,848
-------------------------------------------------------------------------------------
Massachusetts (State of) Industrial Finance
  Agency (Beverly Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)                             --      --         75         75,591
-------------------------------------------------------------------------------------
Massachusetts (State of) Municipal Wholesale
  Electric Cooperative Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/08(c)                            AAA     Aaa      3,000      3,151,110
=====================================================================================
                                                                            7,177,949
=====================================================================================

MICHIGAN-4.50%

Anchor Bay School District; Unlimited Tax
  Series 2001 GO
  5.00%, 05/01/29                               AAA     Aaa      1,000        973,580
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
MICHIGAN-(CONTINUED)

Detroit (City of) Water Supply System; Sr.
  Lien RB
  5.00%, Series 1997 A, 07/01/27(c)             AAA     Aaa     $2,000   $  1,962,860
-------------------------------------------------------------------------------------
  5.25%, Series 2001 A, 07/01/33(c)             AAA     Aaa      3,500      3,510,570
-------------------------------------------------------------------------------------
Garden City Hospital Finance Authority
  (Garden City Hospital); Hospital Refunding
  Series A RB
  5.63%, 09/01/10                                --      B1      1,000        795,490
-------------------------------------------------------------------------------------
Lake Orion Community School District;
  Refunding Unlimited Tax Series 1994 GO
  7.00%, 05/01/05(d)(e)                         AAA     Aaa      2,500      2,834,850
-------------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO
  6.00%, 05/01/06(d)(e)                         AAA     Aaa      1,210      1,347,432
-------------------------------------------------------------------------------------
Michigan (State of) Bullock Creek School
  District; Unlimited Tax Series 2000 GO
  5.50%, 05/01/22                               AAA     Aaa      1,000      1,033,550
-------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Refunding Rental Housing Series
  A RB
  6.60%, 04/01/12                               AA-      --        945        982,346
-------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Drinking Water Revolving Fund); Series
  2000 RB
  5.50%, 10/01/22                               AAA     Aaa      1,000      1,040,190
-------------------------------------------------------------------------------------
Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(d)(e)                         AAA     Aaa      4,275      4,712,888
=====================================================================================
                                                                           19,193,756
=====================================================================================

MINNESOTA-0.72%

Bloomington (City of) Independent School
  District No. 271; Unlimited Tax Series 2001
  A GO
  5.13%, 02/01/22(c)                             --     Aaa      1,000      1,009,290
-------------------------------------------------------------------------------------
Minneapolis (City of) (Parking Ramp Project);
  Unlimited Tax Series 2000 A GO
  5.90%, 12/01/20                               AAA     Aa1      1,000      1,081,860
-------------------------------------------------------------------------------------
Minneapolis & St. Paul (Cities of)
  Metropolitan Airports Commission (Northwest
  Airlines Inc. Project); Special Facilities
  Series 2001 A RB
  7.00%, 04/01/25(b)(f)                          --      --      1,000        968,480
=====================================================================================
                                                                            3,059,630
=====================================================================================

MISSISSIPPI-1.57%

Mississippi (State of) Development Board
  (Panola County Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28                                 A      --      1,595      1,452,391
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
MISSISSIPPI-(CONTINUED)

Mississippi Higher Education Assistance
  Corp.; Student Loan Sub-Series 1994 C RB
  7.50%, 09/01/09(b)                             --      A2     $5,000   $  5,250,450
=====================================================================================
                                                                            6,702,841
=====================================================================================

MISSOURI-1.47%

Kansas City Industrial Development Authority
  (General Motors Corp. Project); PCR
  6.05%, 04/01/06                                 A      A3      1,435      1,437,841
-------------------------------------------------------------------------------------
Kansas City Municipal Assistance Corp.
  (Truman Medical Center Charitable
  Foundation); Leasehold Improvement Series
  1991 A RB
  7.00%, 11/01/01(d)(e)                         NRR     NRR        605        611,231
-------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  and Energy Resources Authority; Series 1995
  C PCR
  5.85%, 01/01/10                                --     Aaa      1,000      1,062,860
-------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Washington University
  Project); Educational Facilities Series
  2001 A RB
  5.13%, 06/15/41                               AA+     Aa1      3,250      3,182,205
=====================================================================================
                                                                            6,294,137
=====================================================================================

NEVADA-2.18%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Hospital Refunding Series RB
  5.85%, 01/01/22(f)                             --      --        500        414,880
-------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1992 C IDR
  7.20%, 10/01/22                                A-    Baa1      1,500      1,554,945
-------------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR
  6.55%, 10/01/13(c)                            AAA     Aaa      3,000      3,116,970
-------------------------------------------------------------------------------------
Las Vegas (City of); Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)                         AAA     Aaa      1,000      1,044,540
-------------------------------------------------------------------------------------
Reno Redevelopment Agency; Refunding
  Sub-Series A Tax Allocation Notes
  6.00%, 06/01/10                                --    Baa3      1,185      1,224,461
-------------------------------------------------------------------------------------
Truckee Meadows Water Authority; Series 2001
  A RB
  5.13%, 07/01/30(c)                            AAA     Aaa      2,000      1,962,920
=====================================================================================
                                                                            9,318,716
=====================================================================================

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

NEW JERSEY-3.42%

Hudson (County of) Correctional Facility;
  Refunding Series 1992 COP
  6.60%, 12/01/21(c)                            AAA     Aaa     $1,250   $  1,295,825
-------------------------------------------------------------------------------------
New Jersey Economic Development Authority
  (Atlantic City Sewer Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)                          --      --      1,540      1,576,529
-------------------------------------------------------------------------------------
New Jersey Economic Development Authority
  (Continental Airlines Inc. Project);
  Specialty Facilities RB
  6.40%, Series 1999, 09/15/23(b)                BB     Ba2      1,000        985,720
-------------------------------------------------------------------------------------
  6.25%, Series 1999, 09/15/29(b)                BB     Ba2      6,600      6,330,126
-------------------------------------------------------------------------------------
  7.00%, Series 2000, 11/15/30(b)                BB     Ba2      4,000      4,147,800
-------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center Project); Series 1994 RB
  7.25%, 07/01/27(f)                             --      --        250        250,487
=====================================================================================
                                                                           14,586,487
=====================================================================================

NEW MEXICO-1.17%

Las Cruces South Central Solid Waste
  Authority; Environmental Services RB
  5.65%, 06/01/09                                --      A3        575        598,793
-------------------------------------------------------------------------------------
Los Alamos (County of); Utility Series A RB
  6.00%, 07/01/15(c)                            AAA     Aaa      2,000      2,141,600
-------------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 A RB
  6.25%, 06/01/04(d)(e)                         AAA     Aaa      2,100      2,269,365
=====================================================================================
                                                                            5,009,758
=====================================================================================

NEW YORK-8.67%

Metropolitan Transportation Authority;
  Dedicated Tax Fund Series 2000 A RB
  5.88%, 04/01/25(c)                            AAA     Aaa      1,500      1,611,960
-------------------------------------------------------------------------------------
New York (City of); GO
  8.25%, Unlimited Tax Series 1991 F,
  11/15/01(d)(e)                                AAA     Aaa      2,000      2,061,660
-------------------------------------------------------------------------------------
  7.65%, Unlimited Tax Series 1992 F,
  02/01/02(d)(e)                                NRR     Aaa      4,775      4,966,095
-------------------------------------------------------------------------------------
  7.00%, Unlimited Tax Series H,
  02/01/02(d)(e)                                NRR     NRR        350        362,894
-------------------------------------------------------------------------------------
  7.20%, Unlimited Tax Series H,
  02/01/02(d)(e)                                NRR     NRR        500        518,910
-------------------------------------------------------------------------------------
  7.70%, Unlimited Tax Series D,
  02/01/02(d)(e)                                NRR     Aaa      1,985      2,064,916
-------------------------------------------------------------------------------------
  02/01/09                                        A      A2         15         15,536
-------------------------------------------------------------------------------------
  7.00%, Unlimited Tax Series C, Sub-Series
  C-1, 08/01/02(d)(e)                           NRR     Aaa      1,990      2,106,733
-------------------------------------------------------------------------------------
  7.38%, Unlimited Tax Series B1,
  08/15/04(d)(e)                                NRR     Aaa        500        567,845
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
NEW YORK-(CONTINUED)

  6.25%, Unlimited Tax Series A, 08/01/17         A      A2     $3,035   $  3,279,742
-------------------------------------------------------------------------------------
  7.00%, Unlimited Tax Series C, Sub-Series
  C-1, 08/01/17                                   A      A2         10         10,450
-------------------------------------------------------------------------------------
  7.00%, Unlimited Tax Series 1991 B,
  02/01/18(c)                                   AAA     Aaa        830        855,315
-------------------------------------------------------------------------------------
  7.00%, Unlimited Tax Series 1991 B,
  02/01/02(d)(e)                                AAA     Aaa        170        176,263
-------------------------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (The Lighthouse Inc. Project);
  Series 1992 IDR (LOC-Chase Manhattan Bank)
  6.50%, 07/01/02(d)(e)                         NRR     NRR      1,500      1,582,125
-------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority; Water & Sewer Systems RB
  5.75%, Series 1997 B, 06/15/29                 AA     Aa2      3,850      4,052,356
-------------------------------------------------------------------------------------
  5.00%, Series 1987 A, 06/15/17                 AA     Aa2      1,350      1,351,255
-------------------------------------------------------------------------------------
  5.50%, Series 1996 A, 06/15/24(c)             AAA     Aaa      1,000      1,025,090
-------------------------------------------------------------------------------------
New York (State of) Dorm Authority (State
  University Educational Facilities); Series
  A RB
  6.50%, 05/15/06                               AA-      A3      1,000      1,125,380
-------------------------------------------------------------------------------------
New York (State of) Environmental Facilities
  Corp.; Water Revenue Series 1991 E PCR
  6.88%, 06/15/10                               AAA     Aaa      1,100      1,137,114
-------------------------------------------------------------------------------------
New York (State of) Urban Development Corp.
  (Correctional Capital Facilities); Series
  1991-3 RB
  7.38%, 01/01/02(d)(e)                         NRR     Aaa      7,850      8,160,939
=====================================================================================
                                                                           37,032,578
=====================================================================================

NORTH CAROLINA-1.37%

North Carolina Eastern Municipal Power
  Agency; Series A RB
  6.13%, 01/01/10(c)                            AAA     Aaa      1,500      1,713,045
-------------------------------------------------------------------------------------
North Carolina Housing Finance Agency; Single
  Family-Series II RB
  6.20%, 03/01/16                                AA     Aa2        550        582,164
-------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (No. 1
  Catawba Electric Project); RB
  7.25%, Refunding, 01/01/07                   BBB+    Baa1      2,890      3,236,887
-------------------------------------------------------------------------------------
  6.50%, Series 1990, 01/01/10(d)               AAA     Aaa        260        297,469
=====================================================================================
                                                                            5,829,565
=====================================================================================

OHIO-1.78%

Cleveland (City of) Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)                         NRR     NRR        500        537,420
-------------------------------------------------------------------------------------
Fairfield (City of) School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/05(d)(e)                         AAA     Aaa      1,000      1,107,330
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
OHIO-(CONTINUED)

Findlay (City of); Limited Tax Series 1996 GO
  5.88%, 07/01/17                               AA-     Aa3     $1,000   $  1,070,520
-------------------------------------------------------------------------------------
Lake Ohio School District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(c)                            AAA     Aaa      2,500      2,649,700
-------------------------------------------------------------------------------------
Montgomery (County of) Ohio Hospital
  Authority (Grandview Hospital & Medical
  Center); Refunding Hospital Series RB
  5.50%, 12/01/09(d)(e)                         NRR     NRR      1,000      1,095,650
-------------------------------------------------------------------------------------
Ohio Department of Transportation (Panhandle
  Rail Line Project); Series 1992 COP
  6.50%, 04/15/12(c)                            AAA     Aaa      1,100      1,142,218
=====================================================================================
                                                                            7,602,838
=====================================================================================

OKLAHOMA-1.94%

Mustang Improvement Utility Authority; Series
  1999 RB
  5.70%, 10/01/19(c)                             --     Aaa      1,500      1,593,810
-------------------------------------------------------------------------------------
Oklahoma Development Finance Authority (St.
  John Health System); Refunding Series 1999
  RB
  5.75%, 02/15/18                                AA     Aa3        675        717,998
-------------------------------------------------------------------------------------
  5.75%, 02/15/25                                AA     Aa3      1,750      1,851,448
-------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (St.
  Johns Medical Center Project); Hospital
  Series 1994 RB
  6.25%, 02/15/06(d)(e)                         NRR     NRR      2,000      2,219,840
-------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (Tulsa
  Regional Medical Center); Hospital Series
  RB
  7.20%, 06/01/03(d)(e)                         AAA     NRR        500        546,990
-------------------------------------------------------------------------------------
Tulsa (City of) Public Facilities
  Authority-Capital Improvements-Water
  System; Series 1988 B RB
  6.00%, 03/01/08                                A+      --      1,305      1,371,464
=====================================================================================
                                                                            8,301,550
=====================================================================================

OREGON-0.80%

Cow Creek Band Umpqua Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)                            AAA     Aaa      1,000      1,031,910
-------------------------------------------------------------------------------------
Portland (City of) Sewer System; Series 1994
  A RB
  6.20%, 06/01/04(d)(e)                         AAA     NRR      1,200      1,306,140
-------------------------------------------------------------------------------------
  6.25%, 06/01/04(d)(e)                         AAA     NRR      1,000      1,089,790
=====================================================================================
                                                                            3,427,840
=====================================================================================

PENNSYLVANIA-1.68%

Allegheny (County of) Port Authority; Special
  Revenue Transportation Series 1999 RB
  6.13% 03/01/09(c)(e)                          AAA     Aaa      1,000      1,142,290
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
PENNSYLVANIA-(CONTINUED)

Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 IDR
  7.38% 12/01/08(f)                              --      --     $1,450   $  1,459,555
-------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Pennsburg Nursing &
  Rehabilitation Center); Series 1993 RB
  7.63%, 03/31/04(d)(e)                         NRR     Aaa        100        113,690
-------------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited Tax Third
  Series GO 6.75%, 11/15/13(c)                  AAA     Aaa      1,250      1,386,262
-------------------------------------------------------------------------------------
Pennsylvania Economic Development Finance
  Authority (Colver Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)                           BBB-      --      2,900      3,055,005
=====================================================================================
                                                                            7,156,802
=====================================================================================

RHODE ISLAND-0.56%

Rhode Island (State of) Depositors Economic
  Protection Corp.; Special Obligation Series
  1992 A RB
  6.95%, 08/01/02(d)(e)                         AAA     Aaa      1,250      1,326,500
-------------------------------------------------------------------------------------
Rhode Island (State of) Housing and Mortgage
  Finance Corp.; Homeownership Opportunity
  Series 15 B RB
  6.00%, 10/01/04                               AA+     Aa2      1,000      1,050,890
=====================================================================================
                                                                            2,377,390
=====================================================================================

SOUTH CAROLINA-0.51%

Piedmont Municipal Power Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24                              BBB-    Baa3      1,150      1,095,720
-------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15                               BBB    Baa2      1,000      1,075,400
=====================================================================================
                                                                            2,171,120
=====================================================================================

SOUTH DAKOTA-0.50%

Aberdeen (City of) School District No. 6-1;
  Unlimited Tax Series 2000 GO
  5.45%, 01/01/26(c)                            AAA     Aaa      2,000      2,050,200
-------------------------------------------------------------------------------------
South Dakota Health and Educational Facility
  Authority (Huron Regional Medical Center);
  Series 1994 RB
  7.25%, 04/01/20                               BBB      --        100        103,896
=====================================================================================
                                                                            2,154,096
=====================================================================================

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE

TENNESSEE-1.78%

Clarksville (City of) Public Building
  Authority; VRD Pooled Funding Series 1997
  RB (LOC-Bank of America N.A.)
  2.65%, 11/01/27(g)                             --     Aa1     $3,969   $  3,969,000
-------------------------------------------------------------------------------------
Franklin Industrial Development Board
  (Landings Apartment Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)                            AAA     Aaa        900        955,764
-------------------------------------------------------------------------------------
Robertson and Sumner (Counties of) White
  House Utilities District; Water and Sewer
  Series 2000 RB
  6.00%, 01/01/10(c)(e)                         NRR     Aaa      1,000      1,130,940
-------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Kirby Pines);
  Health Care Facilities Series A RB
  6.25%, 11/15/16(f)                             --      --      1,000        850,940
-------------------------------------------------------------------------------------
Tennessee (State of) Housing Development
  Agency; Homeownership Progressive Series Q
  RB
  6.80%, 07/01/17                                AA     Aa2        675        695,196
=====================================================================================
                                                                            7,601,840
=====================================================================================

TEXAS-21.74%

Alief (City of) Independent School District;
  Unlimited Tax Series 2001 GO
  5.00%, 02/15/19                               AAA     Aaa      1,260      1,251,256
-------------------------------------------------------------------------------------
Allen Independent School District; Unlimited
  Tax Refunding Series 2000 GO
  5.95%, 02/15/25(c)                            AAA     Aaa      1,600      1,704,512
-------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Unlimited Tax Series 1995 GO
  5.75%, 02/15/05(d)(e)                         NRR     Aaa        705        758,735
-------------------------------------------------------------------------------------
  5.75%, Unrefunded Balance, 02/15/21            --     Aaa        295        302,750
-------------------------------------------------------------------------------------
Austin Community College District; Combined
  Fee Revenue Building and Refunding Series
  1995 RB
  6.10%, 02/01/05(d)(e)                         AAA     Aaa      1,115      1,211,871
-------------------------------------------------------------------------------------
Austin Hotel Occupancy Tax; Refunding Sub.
  Lien Series 1999 RB
  5.80%, 11/15/29(c)                            AAA     Aaa      1,100      1,150,644
-------------------------------------------------------------------------------------
Bellville (City of) Independent School
  District; Unlimited Tax Series 1995 GO
  6.13%, 02/01/06(d)(e)                         NRR     Aaa        535        590,597
-------------------------------------------------------------------------------------
  6.13%, Unrefunded Balance, 02/01/20            --     Aaa        295        311,608
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Bexar (County of) Housing Finance Corp.
  (Dymaxion & Marrach Park Apartments);
  Multifamily Housing Series 2000 A RB
  6.10%, 08/01/30(c)                             --     Aaa     $1,000   $  1,043,970
-------------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water District
  (Lease Purchase Project); Series 2001 RB
  5.53%, 07/20/06(f)                             --      --        825        825,184
-------------------------------------------------------------------------------------
Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp.); Series A RB
  5.38%, 01/01/22(c)                            AAA     Aaa      1,250      1,263,175
-------------------------------------------------------------------------------------
Brazos Higher Education Loan Authority Inc.;
  Refunding Series 1992 C-1 RB
  6.30%, 11/01/01(b)                             --     Aaa        325        327,564
-------------------------------------------------------------------------------------
  6.45%, 11/01/02(b)                             --     Aaa      1,135      1,173,522
-------------------------------------------------------------------------------------
Carroll Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 02/15/33                               AAA     Aaa      1,350      1,345,842
-------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)                         NRR     NRR      1,000      1,095,750
-------------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Unlimited Tax Series 2001 GO
  5.13%, 02/01/31                               AAA     Aaa      2,000      1,953,900
-------------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Refunding Unlimited Tax GO
  5.75%, Series 1999, 08/01/28(c)                --     Aaa      1,000      1,047,580
-------------------------------------------------------------------------------------
  5.25%, Series 2001, 02/01/28                   --     Aaa      1,000      1,002,220
-------------------------------------------------------------------------------------
Dallas (City of); Waterworks and Sewer System
  Series A RB
  6.00%, 10/01/01(d)(e)                         NRR     NRR      2,030      2,070,925
-------------------------------------------------------------------------------------
Dallas (City of) Area Rapid Transit; Sr. Lien
  Series 2001 RB
  5.00%, 12/01/31(c)                            AAA     Aaa      2,750      2,654,135
-------------------------------------------------------------------------------------
De Soto (City of) Independent School
  District; Refunding Unlimited Tax Series GO
  5.13%, 08/15/17(c)                            AAA      --      1,000      1,000,050
-------------------------------------------------------------------------------------
Georgetown (City of); Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)                         AAA     Aaa      1,500      1,651,680
-------------------------------------------------------------------------------------
Grapevine (City of); Limited Tax Series 2000
  COP
  5.88%, 08/15/26(c)                            AAA     Aaa      1,610      1,711,366
-------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                A-      A3        750        787,320
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital Project); Series 1991 RB
  6.70%, 02/15/03(d)(e)                         AAA     NRR     $1,000   $  1,057,350
-------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Childrens Hospital
  Project); Hospital Series 1999 A RB
  5.25%, 10/01/29                                AA     Aa2      2,000      1,973,780
-------------------------------------------------------------------------------------
Harris (County of) Houston Sports Authority;
  Refunding Jr. Lien Series 2001 B RB
  5.25%, 11/15/40(c)                            AAA     Aaa      3,000      2,984,910
-------------------------------------------------------------------------------------
Harris (County of) Mental Health and Mental
  Retardation Authority; Refunding Series
  1992 RB
  6.25%, 09/15/10(c)                            AAA     Aaa      4,500      4,651,695
-------------------------------------------------------------------------------------
Houston (City of); Airport Sub. Lien Series
  2000 B RB
  5.50%, 07/01/30(c)                            AAA     Aaa      1,000      1,018,270
-------------------------------------------------------------------------------------
Houston (City of); Limited Tax Series 1992 C
  GO
  6.25%, 03/01/02(d)(e)                         NRR     NRR      1,470      1,499,929
-------------------------------------------------------------------------------------
Houston (City of); Water and Sewer System
  Series 1997 C RB
  5.38%, 12/01/27(c)                            AAA     Aaa      2,495      2,522,345
-------------------------------------------------------------------------------------
Hurst-Euless-Bedford-Texas Independent School
  District; Unlimited Tax Series 1994 GO
  6.50%, Refunding, 08/15/04(d)(e)              AAA     Aaa        640        699,808
-------------------------------------------------------------------------------------
  6.50%, Unrefunded Balance, 08/15/24(c)        AAA     Aaa        360        379,987
-------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Limited Tax Series 1999 GO
  6.13%, 02/15/32                               AAA     Aaa      1,500      1,607,730
-------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 08/15/26                               AAA     Aaa      2,000      2,009,260
-------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Series 1994 COP
  6.00%, 08/15/05(c)                            AAA     Aaa      1,000      1,090,520
-------------------------------------------------------------------------------------
Laredo (City of); Refunding Limited Tax
  Series 1998 GO
  5.13%, 08/15/14(c)                            AAA     Aaa        800        821,976
-------------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District; Unlimited Tax Refunding GO
  6.00%, Series 1999, 08/15/35                  AAA      --      2,500      2,665,375
-------------------------------------------------------------------------------------
  6.13%, Series 2000, 08/15/35                  AAA      --      1,000      1,081,710
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Lockhart (City of) Tax and Utility Systems;
  Unlimited Tax Series 1996 GO
  5.90%, Refunding, 08/01/06(d)(e)              AAA     Aaa     $1,100   $  1,214,708
-------------------------------------------------------------------------------------
  5.85%, 08/01/11(c)                            AAA     Aaa        605        648,149
-------------------------------------------------------------------------------------
Matagorda (County of) Navigation District No.
  1 (Reliant Energy Project); Refunding
  Series 1999 B IDR
  5.95%, 05/01/30(b)                            BBB    Baa1      2,000      1,978,060
-------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO
  5.30%, 02/15/25                               AAA     Aaa      1,765      1,783,391
-------------------------------------------------------------------------------------
North Central Texas Health Facilities
  Development Corp. (CC Young Memorial
  Project); Hospital Series RB
  5.38%, 02/15/25(c)                              A      --      1,000        936,050
-------------------------------------------------------------------------------------
North Texas Higher Education Authority Inc.;
  Student Loan RB
  6.10%, Series 1993 C, 04/01/08(b)(f)           --      --      1,000      1,039,740
-------------------------------------------------------------------------------------
  6.30%, Series 1993 D, 04/01/09(b)(f)           --      --        500        519,165
-------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 1999 A GO
  5.50%, 08/15/24                               AAA     Aaa      1,000      1,027,400
-------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  5.50%, 08/15/23                               AAA     Aaa      1,615      1,664,807
-------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.88%, 09/01/19                               AAA     Aaa        850        915,272
-------------------------------------------------------------------------------------
Richardson (City of); Hotel Occupancy Limited
  Tax Series 2000 A COP
  5.75%, 02/15/21                               AAA     Aaa      2,000      2,105,960
-------------------------------------------------------------------------------------
Richardson (City of); Limited Tax Series 2001
  GO
  5.00%, 02/15/19                               AA+     Aa1      1,720      1,698,225
-------------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Hospital
  Unrefunded Balance Series 1993 RB
  6.50%, 12/01/12                              BBB+    Baa2        945        969,173
-------------------------------------------------------------------------------------
  6.75%, 12/01/23                              BBB+    Baa2      1,000      1,007,310
-------------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series 2001
  RB
  5.25%, 04/01/19(c)                            AAA     Aaa      1,000      1,018,130
-------------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  5.50%, 08/15/24                               AAA     Aaa      3,500      3,595,900
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Spring Branch Independent School District;
  Limited Tax Series 2000 GO
  5.75%, 02/01/24                               AAA     Aaa     $1,700   $  1,787,363
-------------------------------------------------------------------------------------
Texas (State of); Veteran's Land Unlimited
  Tax Series 1994 GO
  6.40%, 12/01/24(b)                             AA     Aa1      2,000      2,108,480
-------------------------------------------------------------------------------------
Texas (State of) Department of Housing and
  Community Affairs (Asmara Project);
  Multifamily Housing Series 1996 A RB
  6.30%, 01/01/16                                 A      --        310        331,951
-------------------------------------------------------------------------------------
Texas (State of) Public Property Finance
  Corp. (Mental Health and Mental
  Retardation); Series 1996 RB
  6.20%, 09/01/16                              BBB+      --        735        755,257
-------------------------------------------------------------------------------------
Texas National Research Laboratory Community
  Financing Corp. (Superconducting Super
  Collider); Refunded Series 1991 RB
  7.10%, 12/01/01(d)(e)                         AAA     Aaa        600        620,430
-------------------------------------------------------------------------------------
Town Center Improvement District; Sales &
  Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/23(c)                            AAA     Aaa      1,000        994,150
-------------------------------------------------------------------------------------
  5.25%, 03/01/27(c)                            AAA     Aaa      2,800      2,808,232
-------------------------------------------------------------------------------------
  5.50%, 03/01/13(c)                            AAA     Aaa      1,725      1,848,251
-------------------------------------------------------------------------------------
Tyler (City of) Health Facilities Development
  Corp. (Mother Frances Hospital); Hospital
  Series A RB
  5.63%, 07/01/13                                --    Baa2      1,000        939,450
-------------------------------------------------------------------------------------
United Independent School District; Unlimited
  Tax Series 2000 GO
  5.13%, 08/15/26                               AAA     Aaa      1,000        988,170
-------------------------------------------------------------------------------------
University of Texas; Series 1999 B RB
  5.70%, 08/15/20                               AAA     Aaa      1,000      1,055,300
-------------------------------------------------------------------------------------
Victoria (County of) (Texas Hospital Citizens
  Medical Center); RB
  6.20%, 01/01/10(c)                            AAA     Aaa      1,000      1,066,550
-------------------------------------------------------------------------------------
Weatherford (City of) Independent School
  District; Unlimited Tax Series 1994 GO
  6.40%, 02/15/05(d)(e)                         NRR     Aaa        900        987,912
-------------------------------------------------------------------------------------
  6.40%, 02/15/12                                --     Aaa        100        107,458
=====================================================================================
                                                                           92,821,195
=====================================================================================

UTAH-1.97%

Intermountain Power Agency (Utah Power
  Supply); Series 1986 B RB
  5.00%, 07/01/16                                A+      A1      3,150      3,185,886
-------------------------------------------------------------------------------------
Salt Lake (County of) (IHC Health Services
  Inc. Project); Hospital Series 2001 RB
  5.13%, 02/15/33(c)                            AAA     Aaa      2,000      1,958,560
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
UTAH-(CONTINUED)

Salt Lake (County of) (Westminster College
  Project); RB
  5.75%, 10/01/27                               BBB      --     $1,000   $    977,430
-------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Federally Insured Term Sub. Single Family
  Mortgage RB
  6.30%, Sub-Series 1994 E-1, 07/01/06          AA-      --        155        163,671
-------------------------------------------------------------------------------------
  7.15%, Sub-Series 1994 G-1, 07/01/06          AA-      A1         70         73,736
-------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage RB
  6.05%, Series 1994 C, 07/01/06                 --     Aa3        235        246,971
-------------------------------------------------------------------------------------
  6.45%, Series G-2, 07/01/27(b)                AAA     Aaa        745        777,452
-------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 2000 B-1
  RB
  6.00%, 07/01/10(b)                            AA-     Aa3        980      1,016,476
=====================================================================================
                                                                            8,400,182
=====================================================================================

VERMONT-0.25%

Vermont (State of) Educational and Health
  Buildings Financing Agency (Fletcher Allen
  Health); Hospital Series 2000 A RB
  6.00%, 12/01/23(c)                            AAA     Aaa      1,000      1,075,640
=====================================================================================

VIRGIN ISLANDS-0.70%

Virgin Islands Public Finance Authority;
  Matching Fund Loan Notes Series 1992 A RB
  7.25%, 10/01/02(d)(e)                         AAA     NRR      1,000      1,072,810
-------------------------------------------------------------------------------------
Virgin Islands Territory (Hugo Insurance
  Claims Fund); Special Tax Bond Series 1991
  7.75%, 10/01/01(d)(e)                         NRR     NRR      1,875      1,923,656
=====================================================================================
                                                                            2,996,466
=====================================================================================

VIRGINIA-0.06%

Covington-Alleghany (County of) Industrial
  Development Authority (Beverly
  Enterprises); Refunding Series RB
  9.38%, 09/01/01(f)                             --      --         15         15,028
-------------------------------------------------------------------------------------
Virginia (State of) Housing Development
  Authority; Commonwealth Mortgage Series A
  RB
  7.10%, 01/01/17                               AA+     Aa1        250        256,183
=====================================================================================
                                                                              271,211
=====================================================================================

WASHINGTON-1.84%

Clark (County of) School District No. 117;
  Unlimited Tax Series 1995 GO
  6.00%, 12/01/05(d)(e)                         AAA     Aaa      1,000      1,097,850
-------------------------------------------------------------------------------------
King (County of); Unlimited Tax GO
  5.50%, 07/01/07(d)                            AAA     Aaa        500        545,160
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
WASHINGTON-(CONTINUED)

King (County of) Washington Sewer Authority;
  Series 1999 RB
  5.50%, 01/01/22(c)                            AAA     Aaa     $1,000   $  1,026,550
-------------------------------------------------------------------------------------
Pend Oreille (County of) Public Utility
  District No. 1; Electric Series B RB
  6.30%, 01/01/17                                A-      A3      1,400      1,496,572
-------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Health System
  Project); Series 2001 A RB
  5.25%, 10/01/21(c)                            AAA     Aaa      1,000      1,003,830
-------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 1); Refunding
  Series A RB
  5.75%, 07/01/12(c)                            AAA     Aaa      2,000      2,142,960
-------------------------------------------------------------------------------------
West Richland (City of); Water & Sewer
  Refunding Series RB
  7.00%, 12/01/04(d)(e)                         AAA     Aaa        500        558,825
=====================================================================================
                                                                            7,871,747
=====================================================================================

WISCONSIN-1.21%

Wisconsin (State of) Health and Educational
  Facilities Authority (Prohealth Care Inc.
  Project); Series 2001 A RB
  5.25%, 08/15/29(c)                            AAA     Aaa      1,000        994,170
-------------------------------------------------------------------------------------
Wisconsin Health and Educational Facilities
  Authority (Sinai Samaritan Medical Center);
  Series 1996 F RB
  5.75%, 08/15/16(c)                            AAA     Aaa      1,500      1,577,790
-------------------------------------------------------------------------------------

                                                 RATINGS(a)      PAR        MARKET
                                               S&P    MOODY'S   (000)       VALUE
WISCONSIN-(CONTINUED)

Wisconsin Health and Educational Facilities
  Authority (Sisters of Sorrowful Mother);
  Series 1997 A RB
  5.90%, 08/15/24(c)                            AAA     Aaa     $2,500   $  2,612,625
=====================================================================================
                                                                            5,184,585
=====================================================================================

WYOMING-0.56%

Laramie (County of) (Memorial Hospital
  Project); Hospital Series RB
  6.70%, 05/01/12(c)                            AAA     Aaa        250        263,325
-------------------------------------------------------------------------------------
Natrona (County of) Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)                            AAA     Aaa      1,000      1,086,100
-------------------------------------------------------------------------------------
Sweetwater (County of) (Idaho Power Company
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                                 A      A3      1,000      1,036,630
=====================================================================================
                                                                            2,386,055
=====================================================================================
TOTAL INVESTMENTS (Cost $396,963,060)-97.91%                              417,968,032
=====================================================================================
OTHER ASSETS LESS LIABILITIES-2.09%                                         8,923,048
=====================================================================================
NET ASSETS-100.00%                                                       $426,891,080
_____________________________________________________________________________________
=====================================================================================

Investment Abbreviations:

COP   - Certificates of Participation
FHA   - Federal Housing Administration
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinate
VRD   - Variable Rate Demand
GNMA  - Government National Mortgage Association

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by the Report of the Independent Auditors.
(b)  Security subject to the alternative minimum tax.
(c) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d)  Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 07/31/01.
(h) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144a under the Securities Act of 1933, as amended. The market value of this security at 07/31/01 was $1,281,000, which represented 0.30% of the Fund's net assets.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, at market value (cost
  $396,963,060)                                 $417,968,032
------------------------------------------------------------
Cash                                                  51,053
------------------------------------------------------------
Receivables for:
  Investments sold                                11,372,042
------------------------------------------------------------
  Fund shares sold                                   414,891
------------------------------------------------------------
  Interest                                         6,561,573
------------------------------------------------------------
Investment for deferred compensation plan             69,323
------------------------------------------------------------
Other assets                                          33,539
============================================================
    Total assets                                 436,470,453
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            8,207,751
------------------------------------------------------------
  Fund shares reacquired                             340,988
------------------------------------------------------------
  Dividends                                          687,476
------------------------------------------------------------
  Deferred compensation plan                          69,323
------------------------------------------------------------
Accrued advisory fees                                  1,266
------------------------------------------------------------
Accrued administrative services fees                      63
------------------------------------------------------------
Accrued distribution fees                            173,898
------------------------------------------------------------
Accrued trustees' fees                                   924
------------------------------------------------------------
Accrued transfer agent fees                           26,993
------------------------------------------------------------
Accrued operating expenses                            70,691
============================================================
    Total liabilities                              9,579,373
============================================================
Net assets applicable to shares outstanding     $426,891,080
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $322,437,360
____________________________________________________________
============================================================
Class B                                         $ 86,565,136
____________________________________________________________
============================================================
Class C                                         $ 17,888,584
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           40,023,859
____________________________________________________________
============================================================
Class B                                           10,728,342
____________________________________________________________
============================================================
Class C                                            2,220,988
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       8.06
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.06 divided by
      95.25%)                                   $       8.46
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       8.07
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       8.05
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                         $22,622,978
============================================================

EXPENSES:

Advisory fees                                      1,729,991
------------------------------------------------------------
Administrative services fees                          96,500
------------------------------------------------------------
Custodian fees                                        16,691
------------------------------------------------------------
Distribution fees -- Class A                         737,036
------------------------------------------------------------
Distribution fees -- Class B                         757,423
------------------------------------------------------------
Distribution fees -- Class C                         119,410
------------------------------------------------------------
Transfer agent fees -- Class A                       159,115
------------------------------------------------------------
Transfer agent fees -- Class B                        43,829
------------------------------------------------------------
Transfer agent fees -- Class C                         6,910
------------------------------------------------------------
Trustees' fees                                         8,803
------------------------------------------------------------
Other                                                243,944
============================================================
    Total expenses                                 3,919,652
============================================================
Less: Expenses paid indirectly                        (7,150)
============================================================
    Net expenses                                   3,912,502
============================================================
Net investment income                             18,710,476
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities          84,203
============================================================
Change in net unrealized appreciation of
  investment securities                           10,776,758
============================================================
Net gain from investment securities               10,860,961
============================================================
Net increase in net assets resulting from
  operations                                     $29,571,437
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended July 31, 2001, the seven months ended July 31, 2000 and the year ended December 31, 1999

                                                               YEAR ENDED     SEVEN MONTHS ENDED     YEAR ENDED
                                                                JULY 31,           JULY 31,         DECEMBER 31,
                                                                  2001               2000               1999
                                                              ------------    ------------------    ------------
OPERATIONS:

  Net investment income                                       $ 18,710,476       $ 10,797,233       $ 19,807,361
----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities               84,203         (6,118,133)        (3,713,985)
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  10,776,758          9,924,682        (26,831,659)
================================================================================================================
    Net increase in net assets resulting from operations        29,571,437         14,603,782        (10,738,283)
================================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (14,953,354)        (8,732,079)       (16,158,034)
----------------------------------------------------------------------------------------------------------------
  Class B                                                       (3,257,124)        (1,770,019)        (3,218,044)
----------------------------------------------------------------------------------------------------------------
  Class C                                                         (511,438)          (222,272)          (435,134)
----------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                               --                 --           (288,606)
----------------------------------------------------------------------------------------------------------------
  Class B                                                               --                 --            (67,461)
----------------------------------------------------------------------------------------------------------------
  Class C                                                               --                 --             (9,104)
----------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       30,618,904        (14,365,926)        (8,643,725)
----------------------------------------------------------------------------------------------------------------
  Class B                                                       17,088,547         (5,621,856)         5,334,838
----------------------------------------------------------------------------------------------------------------
  Class C                                                        9,301,793         (1,486,944)           857,965
================================================================================================================
    Net increase (decrease) in net assets                       67,858,765        (17,595,314)       (33,365,588)
================================================================================================================

NET ASSETS:

  Beginning of year                                            359,032,315        376,627,629        409,993,217
================================================================================================================
  End of year                                                 $426,891,080       $359,032,315       $376,627,629
________________________________________________________________________________________________________________
================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $416,536,814       $359,527,570       $381,002,296
----------------------------------------------------------------------------------------------------------------
  Undistributed net investment income                              (18,974)            (7,534)           (80,397)
----------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (10,631,732)       (10,715,935)        (4,597,802)
----------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              21,004,972         10,228,214            303,532
================================================================================================================
                                                              $426,891,080       $359,032,315       $376,627,629
________________________________________________________________________________________________________________
================================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

D. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $10,631,732 as of July 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $96,500 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2001, AFS was paid $117,914 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended July 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $737,036, $757,423 and $119,410, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $94,615 from sales of the Class A shares of the Fund during the year ended July 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended July 31, 2001, AIM Distributors received $25,351 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $4,538 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,150 under an expense offset arrangement which resulted in a reduction of the Fund's expenses of $7,150.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2001 was $130,408,455 and $103,016,772, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $21,788,992
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (784,020)
=========================================================
Net unrealized appreciation of investment
  securities                                  $21,004,972
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the year ended July 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                               YEAR ENDED                 SEVEN MONTHS ENDED                 YEAR ENDED
                                             JULY 31, 2001                  JULY 31, 2000                DECEMBER 31, 1999
                                      ----------------------------    --------------------------    ----------------------------
                                        SHARES          AMOUNT          SHARES         AMOUNT         SHARES          AMOUNT
                                      -----------    -------------    ----------    ------------    -----------    -------------
Sold:
  Class A                              17,360,190    $ 138,325,073     2,678,233    $ 20,753,046     10,431,994    $  85,813,744
--------------------------------------------------------------------------------------------------------------------------------
  Class B                               5,218,248       41,564,270     1,323,354      10,242,284      3,700,766       30,098,258
--------------------------------------------------------------------------------------------------------------------------------
  Class C                               2,036,726       16,215,773     1,196,822       9,264,086        851,082        6,903,087
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                 995,116        7,907,174       600,193       4,643,890      1,102,784        8,919,262
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                 250,418        1,993,001       149,624       1,159,114        264,015        2,137,326
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                  40,422          321,603        17,331         134,046         31,375          254,074
================================================================================================================================
Reacquired:
  Class A                             (14,519,194)    (115,613,343)   (5,145,569)    (39,762,862)   (12,703,387)    (103,376,731)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                              (3,329,032)     (26,468,724)   (2,201,952)    (17,023,254)    (3,338,570)     (26,900,746)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                (910,042)      (7,235,583)   (1,407,096)    (10,885,076)      (780,440)      (6,299,196)
================================================================================================================================
                                        7,142,852    $  57,009,244    (2,789,060)   $(21,474,726)      (440,381)   $  (2,450,922)
________________________________________________________________________________________________________________________________
================================================================================================================================


NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 YEAR ENDED    SEVEN MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                  JULY 31,          JULY 31,         --------------------------------------------
                                                    2001            2000(a)            1999        1998        1997        1996
                                                 ----------    ------------------    --------    --------    --------    --------
Net asset value, beginning of period              $   7.83          $   7.74         $   8.35    $   8.34    $   8.19    $   8.31
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.40              0.24             0.41        0.42        0.42        0.43
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.23              0.09            (0.61)       0.01        0.16       (0.12)
=================================================================================================================================
    Total from investment operations                  0.63              0.33            (0.20)       0.43        0.58        0.31
=================================================================================================================================
Less dividends from net investment income            (0.40)            (0.24)           (0.41)      (0.42)      (0.43)      (0.43)
=================================================================================================================================
Net asset value, end of period                    $   8.06          $   7.83         $   7.74    $   8.35    $   8.34    $   8.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       8.28%             4.32%           (2.45)%      5.28%       7.27%       3.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $322,437          $283,416         $294,720    $327,705    $318,469    $278,812
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               0.85%(c)          0.85%(d)         0.84%       0.82%       0.90%       0.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              5.06%(c)          5.32%(d)         5.01%       5.00%       5.14%       5.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 28%               18%              28%         19%         24%         26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $294,814,404.
(d)  Annualized.

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                     YEAR ENDED    SEVEN MONTHS ENDED            YEAR ENDED DECEMBER 31,
                                                      JULY 31,          JULY 31,         ----------------------------------------
                                                        2001            2000(a)           1999       1998       1997       1996
                                                     ----------    ------------------    -------    -------    -------    -------
Net asset value, beginning of period                  $  7.84           $  7.75          $  8.37    $  8.36    $  8.19    $  8.31
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.34              0.21             0.35       0.36       0.36       0.37
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.23              0.08            (0.62)      0.01       0.17      (0.13)
=================================================================================================================================
    Total from investment operations                     0.57              0.29            (0.27)      0.37       0.53       0.24
=================================================================================================================================
Less dividends from net investment income               (0.34)            (0.20)           (0.35)     (0.36)     (0.36)     (0.36)
=================================================================================================================================
Net asset value, end of period                        $  8.07           $  7.84          $  7.75    $  8.37    $  8.36    $  8.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          7.46%             3.84%           (3.28)%     4.48%      6.59%      2.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $86,565           $67,363          $72,256    $72,723    $47,185    $33,770
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.60%(c)          1.61%(d)         1.59%      1.57%      1.66%      1.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.31%(c)          4.56%(d)         4.26%      4.25%      4.38%      4.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    28%               18%              28%        19%        24%        26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $75,742,286.
(d)  Annualized.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                                                   AUGUST 4, 1997
                                                                                                  YEAR ENDED        (DATE SALES
                                                           YEAR ENDED    SEVEN MONTHS ENDED      DECEMBER 31,      COMMENCED) TO
                                                            JULY 31,          JULY 31,         ----------------     DECEMBER 31,
                                                              2001            2000(a)           1999      1998          1997
                                                           ----------    ------------------    ------    ------    --------------
Net asset value, beginning of period                        $  7.83            $ 7.74          $ 8.35    $ 8.35        $ 8.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.34              0.21            0.35      0.36          0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.22              0.08           (0.61)       --          0.04
=================================================================================================================================
    Total from investment operations                           0.56              0.29           (0.26)     0.36          0.19
=================================================================================================================================
Less dividends from net investment income                     (0.34)            (0.20)          (0.35)    (0.36)        (0.14)
=================================================================================================================================
Net asset value, end of period                              $  8.05            $ 7.83          $ 7.74    $ 8.35        $ 8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                7.34%             3.85%          (3.16)%    4.36%         2.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $17,889            $8,252          $9,652    $9,565        $  825
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.60%(c)          1.61%(d)        1.59%     1.57%         1.67%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets           4.31%(c)          4.56%(d)        4.26%     4.25%         4.37%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          28%               18%             28%       19%           24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,940,992.
(d)  Annualized.

NOTE 9-SUBSEQUENT EVENT

The Board of Trustees of AIM Tax-Exempt Funds ("ATEF") unanimously approved, on June 13, 2001, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Tax-Exempt Bond Fund of Connecticut ("Tax-Exempt Bond Fund of Connecticut"), a series of ATEF, would transfer substantially all of its assets to AIM Municipal Bond Fund ("Municipal Bond Fund"), a series of AIM Investment Securities Funds. As a result of the transaction, shareholders of Tax-Exempt Bond Fund of Connecticut would receive shares of Municipal Bond Fund in exchange for their shares of Tax-Exempt Bond Fund of Connecticut, and Tax-Exempt Bond Fund of Connecticut would cease operations.

Shareholders approved the Plan at a meeting held on August 16, 2001, and consummation of the Plan occurred on September 10, 2001.

      AIM LIMITED MATURITY
      TREASURY FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      INSTITUTIONAL CLASS

      AIM Limited Maturity Treasury Fund seeks liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.

                                                     AIM--Registered Trademark--
      PROSPECTUS
      NOVEMBER 28, 2001

                                    This prospectus contains important
                                    information about the
                                    Institutional Class of the fund. Please
                                    read it before investing
                                    and keep it for future reference.

                                    As with all other mutual fund
                                    securities, the Securities and
                                    Exchange Commission has not approved or
                                    disapproved
                                    these securities or determined whether
                                    the information in
                                    this prospectus is adequate or
                                    accurate. Anyone who tells
                                    you otherwise is committing a crime.

                                    An investment in the fund:

                                          - is not FDIC insured;

                                          - may lose value; and

                                          - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

Portfolio Managers                             4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                            A-1

Redeeming Shares                             A-2

Pricing of Shares                            A-2

Taxes                                        A-3

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta Con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds. The fund will only purchase securities with maturities of three years or less.

  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for total return consistent with the fund's investment objective. The portfolio managers usually sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash and shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Interest rate increases can cause the price of a debt security to decrease; the longer the debt security's duration, the more sensitive it is to this risk.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year.

                                    (GRAPH)

                                          ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................  10.62%
1992....................................   5.87%
1993....................................   4.68%
1994....................................   1.08%
1995....................................   9.67%
1996....................................   5.01%
1997....................................   6.22%
1998....................................   6.33%
1999....................................   2.88%
2000....................................   7.21%

  The Institutional Class shares' year-to-date total return as of September 30, 2001 was 7.02%.

  During the periods shown in the bar chart, the highest quarterly return was 3.27% (quarter ended December 31, 1991) and the lowest quarterly return was -0.15% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 2000)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------------------------------
Institutional Class                               7.21%    5.52%      5.92%      6.46%     07/13/87
Lehman Bros. 1- to 2-Year U.S. Government Bond
  Index(1)                                        7.66%    5.87%      6.21%      6.81%(2)  07/31/88(2)
----------------------------------------------------------------------------------------------------

(1) The Lehman Bros. 1- to 2-Year Government Bond Index is an unmanaged index composed of U.S. Agency and Treasury issues with maturities of one to two years.
(2) The average annual total return given is since the date closest to the earliest date the index became available.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)               INSTITUTIONAL CLASS
------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)

(expenses that are deducted
from fund assets)              INSTITUTIONAL CLASS
------------------------------------------------------
Management Fees                        0.20%
Distribution and/or
Service (12b-1) Fees                   None
Other Expenses                         0.21
 Total Annual Fund
 Operating Expenses                    0.41
------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
You should also consider the effect of any account fees charged by the financial institution managing the account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Institutional Class      $42      $132      $230       $518
-------------------------------------------------------------

  You would pay the following expenses if you did not redeem your shares:

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------
Institutional Class      $42      $132      $230       $518
-------------------------------------------------------------

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 2001, the advisor received compensation of 0.20% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Laurie A. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

- Scott W. Johnson, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Lyman Missimer, III, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1995.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by institutions, particularly banks, acting for themselves or in a fiduciary or similar capacity. The Institutional Class may be particularly appropriate for institutions investing short-term cash reserves for the benefit of customer accounts. Prospective investors should determine if an investment in the fund is consistent with the objectives of its customer account and with applicable state and federal laws and regulations.

  The Institutional Class of the fund is designed to be a convenient and economical vehicle for investing in a portfolio of direct U.S. Treasury obligations with remaining maturities of three (3) years or less. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing directly in securities. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

  The price per share of the fund's shares will fluctuate inversely with changes in interest rates. However the price changes in the fund's shares due to changes in interest rates should be more moderate than the per share fluctuations of a fund which invests in longer-term obligations. The fund is designed for the investor who seeks a higher yield and greater stability of income than a money market fund offers, but with less capital fluctuation than a long-term bond fund might provide. Unlike a money market fund, the fund does not seek to maintain a stable net asset value and may not be able to return dollar-for-dollar the money invested.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends daily and pays dividends, if any, monthly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.

                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                              YEAR ENDED JULY 31,
                                                              ---------------------------------------------------
                                                              2001(a)      2000      1999       1998       1997
                                                              -------     ------    -------    -------    -------
Net asset value, beginning of period                          $ 9.96      $10.03    $ 10.07    $ 10.07    $  9.97
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.54        0.54       0.49       0.56       0.56
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.31       (0.07)     (0.04)        --       0.10
=================================================================================================================
    Total from investment operations                            0.85        0.47       0.45       0.56       0.66
=================================================================================================================
Less distributions from net investment income                  (0.55)      (0.54)     (0.49)     (0.56)     (0.56)
=================================================================================================================
Net asset value, end of period                                $10.26      $ 9.96    $ 10.03    $ 10.07    $ 10.07
_________________________________________________________________________________________________________________
=================================================================================================================
Total return                                                    8.80%       4.78%      4.55%      5.66%      6.79%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,812      $2,455    $17,131    $50,609    $48,866
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets                         0.33%(b)(c)   0.29%    0.31%      0.32%      0.31%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income to average net assets            5.38%(b)    5.31%      4.84%      5.51%      5.56%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                          137%        122%       184%       133%       130%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Ratios are based on average daily net assets of $1,815,524.
(c) Including expense reimbursement. Ratio of expenses to average net assets excluding expense reimbursement is 0.41%.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER ACCOUNT

The minimum investments are as follows:

                                                                INITIAL     ADDITIONAL
                                                              INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------
Institutional Class                                           $1 million    no minimum
---------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below.

PURCHASE OPTIONS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 4497
                                 Houston, TX 77210-4497
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number.
                                 Then, the intermediary should use
                                 the following wire instructions:
                                 The Bank of New York
                                 ABA/Routing #: 02100018
                                 DDA 8900117435
                                 For Further Credit to the Fund and
                                 Your Account #

By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before the close of the customary
                                                                       trading session of the NYSE on
                                                                       days that the NYSE is open for
                                                                       business in order to effect your
                                                                       purchase on that day.

By AIM LINK--Registered          Open your account as described        Complete an AIM LINK--Registered
  Trademark-- Remote             above.                                Trademark-- Remote Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed, you may place your
                                                                       purchase order via AIM LINK
                                                                       Remote.
---------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

REDEEMING SHARES
REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the customary trading session of the NYSE on days the NYSE is
                                 open for business in order to effect the redemption at the day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before the close of the
                                 customary trading session of the NYSE on days the NYSE is
                                 open for business in order to effect the redemption at that day's closing price.

By AIM LINK--Registered          Place your redemption request via AIM LINK Remote. The
  Trademark-- Remote             transfer agent must confirm your transaction before the
                                 close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the
                                 redemption at that day's closing price.

--------------------------------------------------------------------------------


TIMING AND METHOD OF PAYMENT
We normally will wire payment for redemptions received prior to the close of the customary trading session of the NYSE on days the NYSE is open for business on the same day the redemption request is received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK REMOTE
If you redeem via AIM LINK Remote, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK Remote instructions that are not genuine.

REDEMPTIONS BY THE AIM FUNDS
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within sixty (60) days at amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the close of the customary trading session of the NYSE, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after the close of the customary trading session of the NYSE, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

  Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                       AIM LIMITED MATURITY TREASURY FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual reports
                             via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM Limited Maturity Treasury Fund
 SEC 1940 Act file number: 811-5686
------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   LTM-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM INVESTMENT SECURITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                               ------------------




THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77001-0843
                                  OR BY CALLING
                                 (800) 659-1005

                               ------------------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 28, 2001, RELATES TO THE FOLLOWING PROSPECTUS:


                       FUND                                         DATED
                       ----                                         -----
AIM LIMITED MATURITY TREASURY FUND - INSTITUTIONAL CLASS       NOVEMBER 28, 2001

                         AIM INVESTMENT SECURITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 28, 2001

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.............................................................2
         Classification...........................................................................................2
         Investment Strategies and Risks..........................................................................2
                    Debt Investments..............................................................................5
                    Other Investments.............................................................................5
                    Investment Techniques.........................................................................6
         Fund Policies............................................................................................8
         Temporary Defensive Positions...........................................................................10

MANAGEMENT OF THE TRUST..........................................................................................10
         Board of Trustees.......................................................................................10
         Management Information..................................................................................10
         Compensation............................................................................................11
                    Retirement Plan For Trustees.................................................................12
                    Deferred Compensation Agreements.............................................................13
         Codes of Ethics.........................................................................................13

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................14

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................14
         Investment Advisor......................................................................................14
         Service Agreements......................................................................................15
         Other Service Providers.................................................................................15

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................16
         Brokerage Transactions..................................................................................16
         Commissions.............................................................................................16
         Brokerage Selection.....................................................................................17
         Directed Brokerage (Research Services)..................................................................18
         Regular Brokers or Dealers..............................................................................18
         Allocation of Portfolio Transactions....................................................................18

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................18
         Purchase and Redemption of Shares.......................................................................18
         Redemptions by the Fund.................................................................................19
         Calculation of Net Asset Value..........................................................................19
         Redemption In Kind......................................................................................20
         Backup Withholding......................................................................................20

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................21
         Dividends and Distributions.............................................................................21
         Tax Matters.............................................................................................22

DISTRIBUTION OF SECURITIES.......................................................................................26
         Distributor.............................................................................................26

                                                                                                               PAGE
                                                                                                               ----
CALCULATION OF PERFORMANCE DATA..................................................................................26

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................C-1

MANAGEMENT FEES.................................................................................................D-1

ADMINISTRATIVE SERVICES FEES....................................................................................E-1

PERFORMANCE DATA................................................................................................F-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Investment Securities Fund (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of seven separate portfolios: AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Limited Maturity Treasury Fund, (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust. A copy of the Trust Agreement is on file with the SEC.

         The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with the same corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. AIM Limited Maturity Treasury Fund offers Institutional Class shares and Class A shares. The Class A shares are discussed in a separate Statement of Additional Information. Each such class represents interests in the same portfolio of investments. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         All shares of the same Fund have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan.

         Except as specifically noted above, shareholders of the Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. AIM Limited Maturity Treasury Fund will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS"). AFS will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. The Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Fund's investment objectives, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus; where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM INVESTMENT SECURITIES FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------
                   FUND

SECURITY/
INVESTMENT
TECHNIQUE                                  AIM LIMITED MATURITY TREASURY FUND
--------------------------------------------------------------------------------
                                           EQUITY INVESTMENTS
--------------------------------------------------------------------------------
Common Stock
--------------------------------------------------------------------------------
Preferred Stock
--------------------------------------------------------------------------------
Convertible Securities
--------------------------------------------------------------------------------
Alternative Entity Securities
--------------------------------------------------------------------------------
                                           FOREIGN INVESTMENTS
--------------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------------
Foreign Exchange Transactions
--------------------------------------------------------------------------------
                                           DEBT INVESTMENTS
--------------------------------------------------------------------------------
U.S. Government Obligations                          X
--------------------------------------------------------------------------------
Money Market Instruments and Maturities
--------------------------------------------------------------------------------
Mortgage-Backed and Asset-Backed
Securities
--------------------------------------------------------------------------------
Foreign Government Obligations
--------------------------------------------------------------------------------
Bank Instruments
--------------------------------------------------------------------------------
Commercial Instruments
--------------------------------------------------------------------------------
Participation Interests
--------------------------------------------------------------------------------
Other Debt Obligations
--------------------------------------------------------------------------------
Junk Bonds
--------------------------------------------------------------------------------
Municipal Securities
--------------------------------------------------------------------------------
Municipal Lease Obligations
--------------------------------------------------------------------------------
                                           OTHER INVESTMENTS
--------------------------------------------------------------------------------
REITs
--------------------------------------------------------------------------------
Other Investment Companies                           X
--------------------------------------------------------------------------------
Defaulted Securities
--------------------------------------------------------------------------------
Municipal Forward Contracts
--------------------------------------------------------------------------------
Variable or Floating Rate Instruments
--------------------------------------------------------------------------------
Indexed Securities
--------------------------------------------------------------------------------
Zero-Coupon and Pay-in-Kind Securities
--------------------------------------------------------------------------------
Synthetic Municipal Instruments
--------------------------------------------------------------------------------
                                           INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
Delayed Delivery Transactions                        X
--------------------------------------------------------------------------------
When-Issued Securities                               X
--------------------------------------------------------------------------------
Short Sales
--------------------------------------------------------------------------------
Margin Transactions
--------------------------------------------------------------------------------
Interfund Loans                                      X
--------------------------------------------------------------------------------
Borrowing                                            X
--------------------------------------------------------------------------------
Lending Portfolio Securities                         X
--------------------------------------------------------------------------------
Repurchase Agreements                                X
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   FUND

SECURITY/
INVESTMENT
TECHNIQUE                                AIM LIMITED MATURITY TREASURY FUND
--------------------------------------------------------------------------------
Reverse Repurchase Agreements                      X
--------------------------------------------------------------------------------
Dollar Rolls
--------------------------------------------------------------------------------
Illiquid Securities                                X
--------------------------------------------------------------------------------
Rule 144A Securities
--------------------------------------------------------------------------------
Unseasoned Issuers
--------------------------------------------------------------------------------
Portfolio Transactions
--------------------------------------------------------------------------------
Standby Commitments
--------------------------------------------------------------------------------
                                         DERIVATIVES
--------------------------------------------------------------------------------
Equity-Linked Derivatives
--------------------------------------------------------------------------------
Put Options
--------------------------------------------------------------------------------
Call Options
--------------------------------------------------------------------------------
Straddles
--------------------------------------------------------------------------------
Warrants
--------------------------------------------------------------------------------
Futures Contracts and Options on Futures
Contracts
--------------------------------------------------------------------------------
Forward Contracts
--------------------------------------------------------------------------------
Cover
--------------------------------------------------------------------------------

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Fund to dealers or issuers to acquire or sell U.S. Treasury obligations at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Fund may purchase U.S. Treasury obligations on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.

         Investment in U.S. Treasury obligations on a delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. The Fund will employ techniques designed to reduce such risks. Until the settlement date, the Fund will segregate cash or short-term U.S. Treasury obligations of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund may purchase U.S. Treasury obligations on a when-issued basis. The Fund will only make commitments to purchase such when-issued securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. If the Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

Investment Techniques

         INTERFUND LOANS. The Fund may lend up to 15% of its net assets to other AIM Funds and the Fund may borrow from other AIM Funds to the extent permitted under the Fund's investment restrictions. During temporary or emergency periods, the percentage of the Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Fund cannot make any additional investments. If the Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, the Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. The Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money

Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. The Fund may engage in repurchase agreement transactions involving U.S. Treasury obligations.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         The AIM Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; or (ii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate U.S. Treasury obligations having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         The Fund may invest up to 15% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Fund relating to certain of these restrictions which the advisor must follow in managing the Fund. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Fund. They may be changed without approval of the Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks or an AIM Advised Fund exceed 5% of the Fund's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of the Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 331/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         ADDITIONAL NON-FUNDAMENTAL POLICIES. The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of the Fund are eligible for investment by a federal credit union. In order to ensure that shares of the Fund meet the requirements for eligibility for investment by federal credit unions, the Fund has adopted the following additional non-fundamental policies:

                  (a) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                  (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                  (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                  (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments and bonds. The Fund may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Fund and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund. The day-to-day operations of the Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Owen Daly II, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2000:



                                                           RETIREMENT
                                       AGGREGATE            BENEFITS                                   TOTAL
                                   COMPENSATION FROM        ACCRUED         ESTIMATED ANNUAL       COMPENSATION
                                          THE                BY ALL          BENEFITS UPON         FROM ALL AIM
              TRUSTEE                   TRUST(1)          AIM FUNDS(2)       RETIREMENT(3)           FUNDS(4)
---------------------------------------------------------------------------------------------------------------
Frank S. Bayley(5)                        -0-                  -0-             $ 75,000              $105,000
---------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                    $  8,697             $ 60,951               75,000               111,500
---------------------------------------------------------------------------------------------------------------
Owen Daly II                            8,697               97,195               75,000               111,500
---------------------------------------------------------------------------------------------------------------
Albert R. Dowden(6)                     6,127                  -0-               75,000               13,435
---------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr                      8,697               22,138               75,000               111,500
---------------------------------------------------------------------------------------------------------------
Jack M. Fields                          8,488               23,019               75,000               108,500
---------------------------------------------------------------------------------------------------------------
Carl Frischling(7)                      8,697              107,507               75,000               111,500
---------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                      8,697               22,606               75,000               111,500
---------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                        8,697               67,995               75,000               111,500
---------------------------------------------------------------------------------------------------------------
Ruth H. Quigley(5)                        -0-                  -0-               75,000               105,000
---------------------------------------------------------------------------------------------------------------
Louis S. Sklar                          8,425               87,538               75,000               111,000
===============================================================================================================

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2001, including earnings, was $89,216.

(2) During the fiscal year ended July 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $15,545.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors and trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(6)  Mr. Dowden was elected to serve as a trustee on December 12, 2000.

(7) During the fiscal year ended July 31, 2001, the Trust paid $35,868 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee

(including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

         The table below shows estimated credited years of service under the Plan for each non-AIM-affiliated trustee as of December 31, 2000.


                                              ESTIMATED CREDITED
            TRUSTEE OF SERVICE                 YEARS OF SERVICE
     ----------------------------------------------------------------
               Frank S. Bayley                        15
     ----------------------------------------------------------------
              Bruce L. Crockett                       13
     ----------------------------------------------------------------
                Owen Daly II                          13
     ----------------------------------------------------------------
              Albert R. Dowden                         0
     ----------------------------------------------------------------
             Edward K. Dunn, Jr.                       2
     ----------------------------------------------------------------
               Jack M. Fields                          3
     ----------------------------------------------------------------
               Carl Frischling                        23
     ----------------------------------------------------------------
             Prema Mathai-Davis                        2
     ----------------------------------------------------------------
              Lewis F. Pennock                        19
     ----------------------------------------------------------------
               Ruth H. Quigley                        24
     ----------------------------------------------------------------
               Louis S. Sklar                         11
     ================================================================

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Fund's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

              FUND NAME                                      NET ASSETS                              ANNUAL RATE
-----------------------------------------------------------------------------------------------------------------
 AIM Limited Maturity Treasury Fund                           First $500 million                          0.20%
                                                              Amount over $500 million                    0.175%
-----------------------------------------------------------------------------------------------------------------

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's Investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

         The management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund for the last four fiscal periods are found in Appendix D.

          SECURITIES LENDING ARRANGEMENTS. If the Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if the Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by the Fund for the last four fiscal periods are found in Appendix E.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Fund.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Fund. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other

AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is custodian of all securities and cash of the Fund.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Fund's independent public accountants are responsible for auditing the financial statements of the Fund. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Trust. The Board of Trustees selected Ernst & Young LLP, 1221 McKinney, Houston, Texas 77010-2007, as the independent public accountants to audit the financial statements of the Fund.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for the Fund, selects broker-dealers, effects the Fund's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Fund may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Fund invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         During the last four fiscal periods ended July 31, 2001, the Fund did not pay brokerage commissions.

COMMISSIONS

         During the last four fiscal periods ended July 31, 2001, the Fund paid no brokerage commissions to brokers affiliated with the Fund, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Fund follows procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Fund and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

During the last fiscal year ended July 31, 2001, the Fund did not pay brokerage commissions.

REGULAR BROKERS OR DEALERS

During the last fiscal year ended July 31, 2001, the Fund did not purchase securities of its regular brokers or dealers.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Fund. Occasionally, identical securities will be appropriate for investment by the Fund and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AFS for correction of transactions involving Fund shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

         AFS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEMPTIONS BY THE FUND

         If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the Fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

         If the Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Fund's prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

CALCULATION OF NET ASSET VALUE

         The Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Fund in cash. It is possible that future conditions may make it undesirable for the Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property if the Fund has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates the Fund to redeem for cash all shares presented to the Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 30.5% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 further provides for a phased reduction in the backup withholding rate to 28% for years 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.   the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of the Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Dividends are declared immediately prior to the determination of the net asset value of the Fund. For the Fund, dividends begin accruing on the first business day in which a purchase order for shares settles, and accrue through the day before a redemption order settles. Thus, if a purchase order settles on Friday, dividends will begin accruing on Friday.

         A dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If the Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         The Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

         FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         The Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders under current law) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to capital assets which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, the Fund may make elections to treat any readily tradable stock it holds on January 1, 2001 as having been sold and reacquired on January 2, 2001 at its closing market price on that date and to treat any other security in its portfolio as having been sold and reacquired on January 1 for an amount equal to its fair market value on that date. If the Fund makes any such election (when it files its tax return), it will recognize gain, but not loss, on the deemed sale, which may cause the Fund to increase the amount of distributions that the Fund will make in comparison to a fund that did not make such an election. The Fund has not yet determined whether it will make this election with respect to any stock or securities that it holds.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.

         Distributions by the Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and
(c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit loss recognized.

         BACKUP WITHHOLDING. The Fund may be required to withhold 30.5% of distributions and/or redemption payments ("backup withholding); (however, this rate is further reduced in phases to 28% for distributions made in the year 2006 and thereafter). For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gains.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 30.5% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status; (however, this rate is further reduced in phases to 28% for distributions made in the year 2006 and thereafter.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into a master distribution agreement, as amended, relating to the Fund (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Fund on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of the Institutional Class.

         The Trust (on behalf of the Institutional Class) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).

                n       =    number of years.

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).

         The average annual total returns for the Fund, with respect to its Institutional Class for the one, five and ten year periods (or since inception if applicable) ended July 31 are found in Appendix F.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Institutional Class does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.

                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                n      =   number of years.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000.

                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for the Fund, with respect to its Institutional Class, for the one, five and ten year periods (or since inception if applicable) ended July 31 are found in Appendix F.

Yield Quotation

         Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         The Fund also may quote its distribution rate, which expresses the historical amount of income the Fund paid as dividends to its shareholders as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for the Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date).
               b   =    expenses accrued during period (net of reimbursements).
               c   =    the average daily number of shares outstanding during
                        the period.
               d   =    the maximum offering price per share on the last day of
                        the period.

         The yields for the Fund are also found in Appendix F. In addition, the distribution rates for the Fund are found in Appendix F.

Performance Information

         All advertisements of the Fund will disclose the maximum sales charge (if any), including deferred sales charges, imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Fund's yield and total return.

         The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Fund are neither fixed nor guaranteed. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Fund. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Daily                    U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                   Society of CLU & ChFC               Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                  Stanger
         Donoghue's                         Weisenberger
         Mutual Fund Values (Morningstar)   Lipper, Inc.

         The Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as Lehman Bros. 1- to 2-Year U.S. Government Bond Index.

         The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include references to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

          Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

          S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

         Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

-------------------------------------------------------------------------------------------------------------------------
                                               POSITION(s)
NAME, ADDRESS AND AGE                           HELD WITH       PRINCIPAL OCCUPATION(s) DURING AT LEAST
                                                REGISTRANT      THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (54)                      Trustee, Chairman   Chairman, President and Chief Executive Officer, A I M
                                            and President       Management Group Inc.; Chairman and President, A I M
                                                                Advisors, Inc.; Director and Senior Vice President, A I M
                                                                Capital Management, Inc.; Chairman, A I M  Distributors,
                                                                Inc., A I M Fund Services, Inc. and Fund Management
                                                                Company; and Director and Vice Chairman, AMVESCAP PLC
                                                                (parent of AIM and a global investment management firm).
-------------------------------------------------------------------------------------------------------------------------
FRANK S. BAYLEY (62)                        Trustee             Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA 94111
-------------------------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (57)                      Trustee             Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA 22102                                                Officer, COMSAT Corporation; and Chairman, Board of
                                                                Governors of INTELSAT (international communications
                                                                company).
-------------------------------------------------------------------------------------------------------------------------
OWEN DALY II (77)                           Trustee             Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                             Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.
-------------------------------------------------------------------------------------------------------------------------


------------------------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

-------------------------------------------------------------------------------------------------------------------------
                                               POSITION(s)
NAME, ADDRESS AND AGE                           HELD WITH       PRINCIPAL OCCUPATION(s) DURING AT LEAST
                                                REGISTRANT      THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
ALBERT R. DOWDEN (59)                       Trustee             Chairman, Cortland Trust, Inc. (investment company)
1815 Central Park Drive                                         and DHJ Media, Inc.; and Director, Magellan
P.O. Box 774000 - PMB #222                                      Insurance Company.  Formerly, Director, President
Steamboat Springs, CO 80477                                     and Chief Executive Officer, Volvo Group North
                                                                America, Inc.; Senior Vice President, AB Volvo; and
                                                                Director, The Hertz Corporation, Genmar Corporation
                                                                (boat manufacturer), National Media Corporation and
                                                                Annuity and Life Re (Holdings), Ltd.
-------------------------------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (66)                    Trustee             Formerly, Chairman, Mercantile Mortgage Corp.; Vice
2 Hopkins Plaza                                                 Chairman, President and Chief Operating Officer,
8th Floor, Suite 805                                            Mercantile-Safe Deposit & Trust Co.; and President,
Baltimore, MD 21201                                             Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------
JACK M. FIELDS (49)                         Trustee             Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.
-------------------------------------------------------------------------------------------------------------------------
**CARL FRISCHLING (64)                      Trustee             Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm); and Director, Cortland Trust, Inc.
New York, NY   10022                                            (investment company).
-------------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (51)                     Trustee             Member, Visiting Committee, Harvard University
370 East 76th Street                                            Graduate School of Education, New School
New York, NY   10021                                            University.  Formerly, Chief Executive Officer, YWCA
                                                                of the USA; Commissioner, New York City Department
                                                                of the Aging; and Commissioner, New York City
                                                                Metropolitan Transportation Authority.
-------------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (58)                       Trustee             Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057
-------------------------------------------------------------------------------------------------------------------------
RUTH H. QUIGLEY (66)                        Trustee             Private investor; and President, Quigley Friedlander
1055 California Street                                          & Co., Inc. (financial advisory services firm) from
San Francisco, CA 94108                                         1984 to 1986.
-------------------------------------------------------------------------------------------------------------------------

------------------------
** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

-------------------------------------------------------------------------------------------------------------------------
                                               POSITION(s)
NAME, ADDRESS AND AGE                           HELD WITH       PRINCIPAL OCCUPATION(s) DURING AT LEAST
                                                REGISTRANT      THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (62)                         Trustee             Executive Vice President, Development and
The Williams Tower                                              Operations, Hines Interests Limited Partnership
50th Floor                                                      (real estate development).
2800 Post Oak Blvd.
Houston, TX   77056
-------------------------------------------------------------------------------------------------------------------------
GARY T. CRUM (54)                           Senior Vice         Director and President, A I M Capital Management,
                                            President           Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director, A I M
                                                                Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                and a global investment management firm).
-------------------------------------------------------------------------------------------------------------------------
CAROL F. RELIHAN (46)                       Senior Vice         Director, Senior Vice President, General Counsel and
                                            President and       Secretary, A I M Advisors, Inc. and  A I M
                                            Secretary           Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; and Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON (42)                         Vice President      Vice President and Fund Treasurer, A I M Advisors,
                                            and Treasurer       Inc.
-------------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX (58)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.;
                                                                and Vice President, A I M Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------------
KAREN DUNN KELLEY (41)                      Vice President      Senior Vice President, A I M Capital Management,
                                                                Inc.; Director, Fund Management Company; and Vice
                                                                President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------

                                 APPENDIX C

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

         All information listed below is as of November 1, 2001.

AIM HIGH YIELD FUND

----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                        5.02%                  10.76%                  13.25%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------

AIM HIGH YIELD FUND II

----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
----------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Reinvestment Account                                     5.14%                   -0-                     -0-
101 Montgomery Street
San Francisco, CA  94101
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                         -0-                   9.73%                   11.60%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------

AIM INCOME FUND

----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                         -0-                   6.97%                   13.88%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------


AIM INTERMEDIATE GOVERNMENT FUND

----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                        8.41%                  15.30%                  16.65%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------


AIM LIMITED MATURITY TREASURY FUND

----------------------------------------------------------------------------------------------------------------------
                                                        CLASS A SHARES                INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                    PERCENTAGE OWNED                    PERCENTAGE OWNED
PRINCIPAL HOLDER                                              OF                                  OF
                                                            RECORD                              RECORD
----------------------------------------------------------------------------------------------------------------------
Esor & Co.
Attn:  Trust Operations - Lynn Knight                         -0-                               43.63%
P.O. Box 19006
Green Bay, WI  54307-9006
----------------------------------------------------------------------------------------------------------------------
Frost National Bank TX
Muir & Co.                                                    -0-                               55.62%
c/o Frost
P.O. Box 2479
San Antonio, TX  78298-2479
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                            5.85%                               -0-
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------

AIM MONEY MARKET FUND

----------------------------------------------------------------------------------------------------------------------
                                                  CASH RESERVE SHARES        CLASS B SHARES         CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF     PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                         RECORD                  RECORD                 RECORD
----------------------------------------------------------------------------------------------------------------------
Samuel S. Bergami
310 Tanglewood Cir.                                       -0-                     -0-                   5.08%*
Milford, CT  06460-1665
----------------------------------------------------------------------------------------------------------------------

*        Owned of record and beneficially.


AIM MUNICIPAL BOND FUND

----------------------------------------------------------------------------------------------------------------------
                                                     CLASS A SHARES          CLASS B SHARES         CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF     PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                         RECORD                  RECORD                 RECORD
----------------------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette
Securities Corporation Inc.                               -0-                     -0-                    5.24%
P.O. Box 2052
Jersey City, NJ  07303-9998
----------------------------------------------------------------------------------------------------------------------
TTEES Robert A. Merkel & Margaret M. Merkel
Trust Dtd. 05/27/94                                       -0-                     -0-                    8.26%
5118 S. 288th Pl.
Auburn, WA  98001
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                         -0-                    11.52%                 12.62%
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP

As of November 1, 2001, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any Fund.

                                   APPENDIX D

                                 MANAGEMENT FEES

         For the last four fiscal periods ended July 31, the management fees by the Fund, the amounts waived by AIM and the net fee paid by the Fund were as follows:

-------------------------------------------------------------------------------------------------------------------------
   FUND NAME                            2001                                                2000
-------------------------------------------------------------------------------------------------------------------------
                                                                          NET
                  MANAGEMENT FEE    MANAGEMENT        FEE PAID        MANAGEMENT        MANAGEMENT       NET MANAGEMENT
                                   FEE WAIVERS                            FEE           FEE WAIVERS         FEE PAID
-------------------------------------------------------------------------------------------------------------------------
AIM Limited         $ 712,990          N/A           $ 712,990        $ 705,741            N/A             $ 705,741
Maturity
Treasury Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
   FUND NAME                            1999                                                1998
-------------------------------------------------------------------------------------------------------------------------
                                                                          NET
                  MANAGEMENT FEE    MANAGEMENT        FEE PAID        MANAGEMENT        MANAGEMENT       NET MANAGEMENT
                                   FEE WAIVERS                            FEE           FEE WAIVERS         FEE PAID
-------------------------------------------------------------------------------------------------------------------------
AIM Limited         $ 850,738          N/A           $ 850,738        $ 855,900            N/A             $ 855,900
Maturity
Treasury Fund
-------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX E

                          ADMINISTRATIVE SERVICES FEES

         The Fund paid AIM the following amounts for administrative services for the last four fiscal periods ended July 31:

-------------------------------------------------------------------------------------------------------------------------
        FUND NAME                    2001                     2000                    1999                  1998
-------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity               $ 81,565                 $ 80,566                $ 70,069              $ 59,396
Treasury Fund
-------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX F

                                PERFORMANCE DATA

The average annual total returns for the Fund, with respect to its Institutional Class for the periods ended July 31, 2001, are as follows:

                                                                     PERIODS ENDED
                                                                     JULY 31, 2001
                                                                     -------------
                                                                                               SINCE      INCEPTION
         INSTITUTIONAL:                              1 YEAR       5 YEARS       10 YEARS     INCEPTION       DATE
         -------------                               ------       -------       --------     ---------       ----

AIM Limited Maturity Treasury Fund.................    8.80%        6.10%         5.93%        6.54%       12/15/87


CUMULATIVE TOTAL RETURN

         The cumulative total returns for the Fund with respect to its Institutional Class for the one-year, five-year and ten-year periods (or since inception, if shorter), ended July 31, 2001, are as follows:

                                                               PERIODS ENDED
                                                               JULY 31, 2001
                                                               -------------
                                                                                               SINCE       INCEPTION
         INSTITUTIONAL:                              1 YEAR       5 YEARS       10 YEARS     INCEPTION        DATE
         -------------                               ------       -------       --------     ---------    ------------

AIM Limited Maturity Treasury Fund.................    8.80%        34.48%       77.85%      143.64%        12/15/87

YIELDS

         The 30-day yield for the named Fund is as follows:


                                                                    30 DAYS ENDED
                                                                    JULY 31, 2001
                                                                 INSTITUTIONAL CLASS
                                                                 -------------------
         AIM Limited Maturity Treasury Fund                              3.81%


         The distribution rates for the named Fund are as follows:

                                                                    30 DAYS ENDED
                                                                    JULY 31, 2001
         30-DAY:                                                 INSTITUTIONAL CLASS
         -------                                                 -------------------
         AIM Limited Maturity Treasury Fund                              4.60%

                                                                   12 MONTHS ENDED
                                                                    JULY 31, 2001
         12-MONTH:                                               INSTITUTIONAL CLASS
         ---------                                               -------------------

         AIM Limited Maturity Treasury Fund                              5.40%

                              FINANCIAL STATEMENTS






                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Limited Maturity Treasury Fund
And Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2000, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund at July 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                 /s/ ERNST & YOUNG LLP

Houston, Texas
September 7, 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
AIM Investment Securities Funds:

We have audited the accompanying statement of changes in net assets of AIM Limited Maturity Treasury Fund (a series of AIM Investment Securities Funds) for the year ended July 31, 2000, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Limited Maturity Treasury Fund for the year ended July 31, 2000, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

September 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
July 31, 2001

                                                                    PRINCIPAL
                                                                     AMOUNT        MARKET
                                                         MATURITY     (000)        VALUE
U.S. TREASURY SECURITIES-96.31%

U.S. TREASURY NOTES-96.31%

6.13%                                                    08/31/02    $40,600    $ 41,716,094
--------------------------------------------------------------------------------------------
6.00%                                                    09/30/02     40,400      41,534,028
--------------------------------------------------------------------------------------------
5.75%                                                    10/31/02     40,400      41,472,620
--------------------------------------------------------------------------------------------
5.63%                                                    11/30/02     40,100      41,153,828
--------------------------------------------------------------------------------------------
5.13%                                                    12/31/02     40,100      40,940,095
--------------------------------------------------------------------------------------------
4.75%                                                    01/31/03     40,500      41,144,760
--------------------------------------------------------------------------------------------
4.63%                                                    02/28/03     40,500      41,081,985
--------------------------------------------------------------------------------------------
4.25%                                                    03/31/03     40,400      40,765,216
--------------------------------------------------------------------------------------------
4.00%                                                    04/30/03     40,100      40,281,252
--------------------------------------------------------------------------------------------
4.25%                                                    05/31/03     40,100      40,443,256
--------------------------------------------------------------------------------------------
3.88%                                                    06/30/03     40,100      40,182,606
--------------------------------------------------------------------------------------------
3.88%                                                    07/31/03     40,000      40,074,800
============================================================================================
    Total U.S. Treasury Securities (Cost $484,881,894)                           490,790,540
============================================================================================
TOTAL INVESTMENTS--96.31%                                                        490,790,540
============================================================================================
OTHER ASSETS LESS LIABILITIES--3.69%                                              18,820,600
============================================================================================
NET ASSETS-100.00%                                                              $509,611,140
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2001

ASSETS:

Investments, at market value (cost $484,881,894)              $490,790,540
--------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                              34,315,336
--------------------------------------------------------------------------
  Interest                                                       5,202,646
--------------------------------------------------------------------------
Investment for deferred compensation plan                           48,401
--------------------------------------------------------------------------
Other assets                                                        27,592
==========================================================================
    Total assets                                               530,384,515
==========================================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                                        20,047,004
--------------------------------------------------------------------------
  Amount due custodian                                             145,973
--------------------------------------------------------------------------
  Dividends                                                        348,261
--------------------------------------------------------------------------
  Deferred compensation plan                                        48,401
--------------------------------------------------------------------------
Accrued advisory fees                                                1,995
--------------------------------------------------------------------------
Accrued administrative services fees                                   200
--------------------------------------------------------------------------
Accrued distribution fees                                           70,400
--------------------------------------------------------------------------
Accrued trustees' fees                                                 921
--------------------------------------------------------------------------
Accrued transfer agent fees                                         63,325
--------------------------------------------------------------------------
Accrued operating expenses                                          46,895
==========================================================================
    Total liabilities                                           20,773,375
==========================================================================
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $509,611,140
==========================================================================

NET ASSETS:

Class A                                                       $507,798,864
__________________________________________________________________________
==========================================================================
Institutional Class                                           $  1,812,276
__________________________________________________________________________
==========================================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                                         49,503,096
==========================================================================
Institutional Class                                                176,708
==========================================================================
Class A:
  Net asset value per share                                   $      10.26
--------------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.26 divided by 99.00%)             $      10.36
==========================================================================
Institutional Class
  Net asset value and offering price per share                $      10.26
==========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended July 31, 2001

INVESTMENT INCOME:

Interest                                                      $20,332,704
=========================================================================

EXPENSES:

Advisory fees                                                     712,990
-------------------------------------------------------------------------
Administrative services fees                                       81,565
-------------------------------------------------------------------------
Custodian fees                                                     20,660
-------------------------------------------------------------------------
Distribution fees -- Class A                                      532,019
-------------------------------------------------------------------------
Transfer agent fees -- Class A                                    421,035
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          2,149
-------------------------------------------------------------------------
Trustees' fees                                                      8,623
-------------------------------------------------------------------------
Other                                                             209,513
=========================================================================
    Total expenses                                              1,988,554
=========================================================================
Less: Expenses reimbursed                                          (1,600)
-------------------------------------------------------------------------
    Expenses paid indirectly                                       (6,385)
=========================================================================
  Net expenses                                                  1,980,569
=========================================================================
Net investment income                                          18,352,135
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    3,891,256
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    6,182,255
=========================================================================
Net gain from investment securities                            10,073,511
=========================================================================
Net increase in net assets resulting from operations          $28,425,646
_________________________________________________________________________
=========================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended July 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 18,352,135    $ 17,912,729
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            3,891,256      (4,797,259)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   6,182,255       2,049,768
==========================================================================================
    Net increase in net assets resulting from operations        28,425,646      15,165,238
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (18,285,550)    (17,525,848)
------------------------------------------------------------------------------------------
  Institutional Class                                              (99,845)       (416,635)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      197,751,141     (87,282,579)
------------------------------------------------------------------------------------------
  Institutional Class                                             (693,669)    (14,575,249)
==========================================================================================
    Net increase (decrease) in net assets                      207,097,723    (104,635,073)
==========================================================================================

NET ASSETS:

  Beginning of year                                            302,513,417     407,148,490
==========================================================================================
  End of year                                                 $509,611,140    $302,513,417
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $508,729,380    $311,671,908
------------------------------------------------------------------------------------------
  Undistributed net investment income                               (3,506)         29,754
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (5,023,381)     (8,914,637)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   5,908,647        (273,608)
==========================================================================================
                                                              $509,611,140    $302,513,417
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of seven separate series portfolios each having an unlimited number of shares of beneficial interests. The Fund currently offers two different classes of shares: Class A shares and the Institutional Class. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value and, consistent with this objective, the highest total return achievable.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income are declared daily and paid monthly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $4,955,896 as of July 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009.

E. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million. During the year ended July 31, 2001, AIM reimbursed the Institutional Class expenses of $1,600.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2001, AIM was paid $81,565 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2001, AFS was paid $177,606 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Institutional Class. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares. The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. For the year ended July 31, 2001, the Fund paid AIM Distributors $532,019 as compensation under the Plan.

  AIM Distributors received commissions of $100,352 from sales of the Class A shares of the Fund during the year ended July 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended July 31, 2001, the Fund paid legal fees of $4,480 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended July 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,385 under expense offset arrangements which resulted in a reduction of the Fund's expenses of $6,385.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended July 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 2001 was $673,543,779 and $492,556,658, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2001 was as follows:

Aggregate unrealized appreciation of investment securities     $5,908,646
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (67,484)
=========================================================================
Net unrealized appreciation of investment securities           $5,841,162
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $484,949,378.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the year ended July 31, 2001 and 2000 were as follows:

                                                2001                          2000
                                     ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                     -----------   -------------   -----------   -------------
Sold:
  Class A                             53,134,054   $ 540,139,806    20,491,334   $ 204,290,029
----------------------------------------------------------------------------------------------
  Institutional Class                     40,446         411,876       191,454       1,910,678
==============================================================================================
Issued as reinvestment of
  dividends:
  Class A                              1,557,471      15,770,377     1,468,058      14,627,764
----------------------------------------------------------------------------------------------
  Institutional Class                        184           1,869           891          11,992
==============================================================================================
Reacquired:
  Class A                            (35,304,325)   (358,159,042)  (30,726,141)   (306,200,372)
----------------------------------------------------------------------------------------------
  Institutional Class                   (110,347)     (1,107,414)   (1,653,776)    (16,497,919)
==============================================================================================
                                      19,317,483   $ 197,057,472   (10,228,180)  $(101,857,828)
______________________________________________________________________________________________
==============================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                      INSTITUTIONAL CLASS
                                                      ---------------------------------------------------
                                                      2001(a)      2000      1999       1998       1997
                                                      -------     ------    -------    -------    -------
Net asset value, beginning of period                  $ 9.96      $10.03    $ 10.07    $ 10.07    $  9.97
----------------------------------------------------  ------      ------    -------    -------    -------
Income from investment operations:
  Net investment income                                 0.54        0.54       0.49       0.56       0.56
----------------------------------------------------  ------      ------    -------    -------    -------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.31       (0.07)     (0.04)        --       0.10
====================================================  ======      ======    =======    =======    =======
    Total from investment operations                    0.85        0.47       0.45       0.56       0.66
----------------------------------------------------  ------      ------    -------    -------    -------
Less distributions from net investment income          (0.55)      (0.54)     (0.49)     (0.56)     (0.56)
====================================================  ======      ======    =======    =======    =======
Net asset value, end of period                        $10.26      $ 9.96    $ 10.03    $ 10.07    $ 10.07
____________________________________________________  ______      ______    _______    _______    _______
====================================================  ======      ======    =======    =======    =======
Total return                                            8.80%       4.78%      4.55%      5.66%      6.79%
____________________________________________________  ______      ______    _______    _______    _______
====================================================  ======      ======    =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,812      $2,455    $17,131    $50,609    $48,866
----------------------------------------------------  ------      ------    -------    -------    -------
Ratio of expenses to average net assets                 0.33%(b)(c)   0.29%    0.31%      0.32%      0.31%
----------------------------------------------------  ------      ------    -------    -------    -------
Ratio of net investment income to average net assets    5.38%(b)    5.31%      4.84%      5.51%      5.56%
----------------------------------------------------  ------      ------    -------    -------    -------
Portfolio turnover rate                                  137%        122%       184%       133%       130%
____________________________________________________  ______      ______    _______    _______    _______
====================================================  ======      ======    =======    =======    =======

(a) Calculated using average shares outstanding.
(b) Ratios are based on average daily net assets of $1,815,524.
(c) Including expense reimbursement. Ratio of expenses to average net assets excluding expense reimbursement is 0.41%.

--------------------------------------------------------------------------------